UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C.  20549

                                    FORM N-Q
  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT
                                   COMPANIES




                                    811-5950

                      (Investment Company Act File Number)


                         Money Market Obligations Trust
        _______________________________________________________________

               (Exact Name of Registrant as Specified in Charter)



                           Federated Investors Funds
                              5800 Corporate Drive
                      Pittsburgh, Pennsylvania 15237-7000
                    (Address of Principal Executive Offices)


                                 (412) 288-1900
                        (Registrant's Telephone Number)


                           John W. McGonigle, Esquire
                           Federated Investors Tower
                              1001 Liberty Avenue
                      Pittsburgh, Pennsylvania 15222-3779
                    (Name and Address of Agent for Service)
               (Notices should be sent to the Agent for Service)






                       Date of Fiscal Year End:  10/31/07


                Date of Reporting Period:  Quarter ended 1/31/07







ITEM 1.     SCHEDULE OF INVESTMENTS




ALABAMA MUNICIPAL CASH TRUST
PORTFOLIO OF INVESTMENTS
January 31, 2007 (unaudited)

  PRINCIPAL     VALUE
  AMOUNT

                   SHORT-TERM MUNICIPALS-103.7%1,2
                   ALABAMA--100.2%
  $ 10,900,000 3,4 ABN AMRO MuniTOPS Certificates Trust (Alabama Non-AMT)/(Series 2002-21) Weekly VRDNs               $   10,900,000
                   (Birmingham, AL Waterworks & Sewer Board)/(MBIA Insurance Corp. INS)/(ABN AMRO Bank NV,
                   Amsterdam LIQ), 3.65%, 2/1/2007
     5,250,000     Alabama HFA MFH, (2000 Series A:Turtle Lake) Weekly VRDNs (Double Lake Ventures LLC)/(FNMA              5,250,000
                   LOC), 3.65%, 2/1/2007
     2,290,000     Alabama HFA MFH, (Series 2002J: Sunset on the Bayou Project) Weekly VRDNs (Apartment Housing of         2,290,000
                   Sunset Ltd.)/(Compass Bank, Birmingham LOC), 3.71%, 2/1/2007
     9,980,000     Alabama HFA MFH, (Series 2004B) Weekly VRDNs (Park at Rocky Ridge Ltd.)/(Wachovia Bank N.A.             9,980,000
                   LOC), 3.71%, 2/1/2007
     5,870,000     Alabama HFA MFH, (Series 2005D) Weekly VRDNs (Pointe Apartments, Ltd.)/(Columbus Bank and Trust         5,870,000
                   Co., GA LOC), 3.76%, 2/1/2007
     3,375,000 3,4 Alabama HFA Single Family, Variable Rate Certificates (Series 1997J) Weekly VRDNs (GNMA                 3,375,000
                   COL)/(Bank of America N.A. LIQ), 3.76%, 2/1/2007
     9,450,000     Alabama State Federal Highway Finance Authority, (Series 2002-A), 4.125% Bonds (MBIA Insurance          9,455,285
                   Corp. INS), 3/1/2007
     2,500,000     Alabama State IDA, Revenue Bonds Weekly VRDNs (Southern Bag Corp. Ltd.)/(Bank of America N.A.           2,500,000
                   LOC), 3.81%, 2/1/2007
     1,425,000     Alabama State Port Authority, Dock Facilities Revenue Bonds (Series 2006A), 5.00% Bonds (MBIA           1,437,399
                   Insurance Corp. INS), 10/1/2007
     1,000,000     Alabama State Port Authority, Dock Facilities Revenue Bonds (Series 2006B), 5.00% Bonds (MBIA           1,009,225
                   Insurance Corp. INS), 10/1/2007
     3,755,000 3,4 Alabama State Public School & College Authority, (PA-918R) Weekly VRDNs (Merrill Lynch & Co.,           3,755,000
                   Inc. LIQ), 3.66%, 2/1/2007
    12,160,000 3,4 Alabama State Public School & College Authority, (PT-435), 3.50% TOBs (Merrill Lynch & Co.,            12,160,000
                   Inc. LIQ), Optional Tender 2/8/2007
     1,975,000     Alabama State Public School & College Authority, (Series 1999-D), 5.25% Bonds, 8/1/2007                 1,990,708
     1,695,000     Alabama State Public School & College Authority, (Series 2006), 4.00% Bonds, 3/1/2007                   1,695,758
     7,320,000 3,4 Alabama State Public School & College Authority, PUTTERs (Series 124) Weekly VRDNs (FGIC                7,320,000
                   INS)/(J.P. Morgan Chase & Co. LIQ), 3.66%, 2/1/2007
     1,600,000     Alexander, AL IDB Weekly VRDNs (Wellborn Forest Products, Inc.)/(Compass Bank, Birmingham LOC),         1,600,000
                   3.71%, 2/1/2007
       800,000     Arab, AL IDB, (Series 2000) Weekly VRDNs (HYCO Alabama LLC)/(Regions Bank, Alabama LOC), 3.71%,           800,000
                   2/1/2007
       700,000     Ashland, AL IDB, (Series 1996) Weekly VRDNs (Tru-Wood Cabinets)/(Regions Bank, Alabama LOC),              700,000
                   3.81%, 2/1/2007
     3,780,000     Atmore, AL IDB, (Series 2002A) Weekly VRDNs (Swift Lumber, Inc.)/(Bank of New York LOC), 3.79%,         3,780,000
                   2/1/2007
     2,880,000     Auburn, AL IDB, (Series 1999) Weekly VRDNs (Donaldson Co., Inc.)/(Bank of America N.A. LOC),            2,880,000
                   3.71%, 2/1/2007
     1,600,000     Bessemer, AL IDB, (Series 2002) Weekly VRDNs (Hardwick Co., Inc.)/(Compass Bank, Birmingham             1,600,000
                   LOC), 3.80%, 2/1/2007
       940,000     Birmingham, AL IDA Weekly VRDNs (Mrs. Strattons Salads, Inc.)/(Wachovia Bank N.A. LOC), 3.78%,            940,000
                   2/2/2007
     1,965,000     Birmingham, AL IDA, (Series 1997) Weekly VRDNs (J. J. & W, IV, Ltd.)/(Svenska Handelsbanken,            1,965,000
                   Stockholm LOC), 3.85%, 2/1/2007
     1,423,000     Birmingham, AL IDA, IDRBs (Series 1999) Weekly VRDNs (Glasforms, Inc.)/(Wells Fargo Bank, N.A.          1,423,000
                   LOC), 3.76%, 2/1/2007
       500,000     Birmingham, AL, (Series 2006-B), 4.00% Bonds (MBIA Insurance Corp. INS), 10/1/2007                        501,501
     5,935,000     Boaz, AL IDB, (Series 1994) Weekly VRDNs (Parker-Hannifin Corp.)/(Key Bank, N.A. LOC), 3.75%,           5,935,000
                   2/1/2007
     2,300,000     Chelsea Park, AL Cooperative District, (Series 2005) Weekly VRDNs (Compass Bank, Birmingham             2,300,000
                   LOC), 3.70%, 2/1/2007
    15,000,000     Columbia, AL IDB, (Series 1997) Weekly VRDNs (Alabama Power Co.), 3.74%, 2/1/2007                      15,000,000
     3,771,000     Daphne, AL Special Care Facilities Financing Authority, (Series 1998-A) Weekly VRDNs                    3,771,000
                   (Presbyterian Retirement Corp.)/(AMBAC INS)/(Regions Bank, Alabama LIQ), 3.66%, 2/1/2007
     3,000,000     Decatur, AL IDB, Revenue Refunding Bonds (Series 1993) Weekly VRDNs (Honeywell International,           3,000,000
                   Inc.), 3.80%, 2/7/2007
       175,000     Fort Payne, AL IDB Weekly VRDNs (Ovalstrapping, Inc.)/(U.S. Bank, N.A. LOC), 3.96%, 2/7/2007              175,000
     5,275,000     Gadsden, AL IDB, (Series 2000) Weekly VRDNs (Super Steel South LLC)/(LaSalle Bank Midwest, N.A.         5,275,000
                   LOC), 3.76%, 6/1/2020
       155,000     Geneva County, AL Health Care Authority, Inc., (Series 2001) Weekly VRDNs (Wachovia Bank N.A.             155,000
                   LOC), 3.68%, 2/2/2007
       130,000     Huntsville, AL IDB Weekly VRDNs (Giles & Kendall, Inc.)/(Wachovia Bank N.A. LOC), 3.78%,                  130,000
                   2/2/2007
     1,375,000     Huntsville, AL IDB Weekly VRDNs (Giles & Kendall, Inc.)/(Wachovia Bank N.A. LOC), 3.78%,                1,375,000
                   2/2/2007
     4,360,000     Huntsville, AL Public Park & Recreation Board, (Series 2002) Weekly VRDNs (YMCA of Metropolitan         4,360,000
                   Huntsville)/(Wachovia Bank N.A. LOC), 3.68%, 2/2/2007
     3,705,000     Huntsville, AL Special Care Facilities Financing Authority, Lease Revenue Bonds (Series 2005)           3,705,000
                   Weekly VRDNs (Huntsville Rehabilitation Foundation)/(Wachovia Bank N.A. LOC), 3.68%, 2/1/2007
     1,000,000     Jacksonville, AL IDB, (Series 1994) Weekly VRDNs (Parker-Hannifin Corp.)/(Key Bank, N.A. LOC),          1,000,000
                   3.75%, 2/1/2007
     1,370,000     Jefferson County, AL Economic & IDA, (Series 2006-A) Weekly VRDNs (Conversion Technologies              1,370,000
                   LLC)/(First Commercial Bank, Birmingham, AL LOC), 3.71%, 2/1/2007
    11,000,000     Jefferson County, AL Sewer System, (Series 1997-D), 5.75% Bonds (United States Treasury PRF            11,110,000
                   2/1/2007@101)/(Original Issue Yield: 5.82%), 2/1/2007
     1,200,000     Jefferson County, AL Sewer System, (Series 2003B-7 Warrants) Weekly VRDNs (XL Capital Assurance         1,200,000
                   Inc. INS)/(Lloyds TSB Bank PLC, London LIQ), 3.64%, 2/1/2007
     8,620,000 3,4 Jefferson County, AL Sewer System, Floater Certificates (Series 2000-352) Weekly VRDNs (FGIC            8,620,000
                   INS)/(Morgan Stanley LIQ), 3.65%, 2/1/2007
     1,500,000     Jefferson County, AL Sewer System, Warrants (Series 2002 C-2) Weekly VRDNs (XL Capital                  1,500,000
                   Assurance Inc. INS)/(JPMorgan Chase Bank, N.A. LIQ), 3.63%, 2/1/2007
     4,000,000     Jefferson County, AL Sewer System, Warrants (Series 2002 C-3) Weekly VRDNs (XL Capital                  4,000,000
                   Assurance Inc. INS)/(Bank of America N.A. LIQ), 3.63%, 2/1/2007
     7,400,000     Jefferson County, AL Sewer System, Warrants (Series 2002C-6) Weekly VRDNs (XL Capital Assurance         7,400,000
                   Inc. INS)/(Societe Generale, Paris LIQ), 3.64%, 2/1/2007
     1,000,000     Lauderdale County & Florence, AL Health Care Authority, (Series 1999-A), 5.00% Bonds (Coffee            1,005,612
                   Health Group)/(MBIA Insurance Corp. INS), 7/1/2007
     2,195,000     Legends Park Improvement District, AL, (Series 2002-A) Weekly VRDNs (Columbus Bank and Trust            2,195,000
                   Co., GA LOC), 3.70%, 2/1/2007
    10,000,000     Lincoln, AL IDA, Solid Waste Disposal Revenue Bonds (Series 2000) Weekly VRDNs (Honda                  10,000,000
                   Manufacturing of Alabama LLC)/(Bank of America N.A. LOC), 3.73%, 2/1/2007
       350,000     Lowndes County, AL IDB, (Series 1996) Weekly VRDNs (Warren Oil Co.)/(Wachovia Bank N.A. LOC),             350,000
                   3.71%, 2/1/2007
     2,140,000     Magnolia Ridge Improvement District, AL, (Series 2002) Weekly VRDNs (Wachovia Bank N.A. LOC),           2,140,000
                   3.73%, 2/2/2007
    10,390,000 3,4 Mobile, AL Board of Water and Sewer Commissioners, Solar Eclipse (Series 2006-0109) Weekly             10,390,000
                   VRDNs (MBIA Insurance Corp. INS)/(U.S. Bank, N.A. LIQ), 3.64%, 2/1/2007
     1,000,000     Mobile, AL IDB, PCR (Series 1993B) Weekly VRDNs (Alabama Power Co.), 3.62%, 2/1/2007                    1,000,000
     7,615,000 3,4 Mobile, AL, Class A Certificates (Series 2002-197) Weekly VRDNs (AMBAC INS)/(Bear Stearns Cos.,         7,615,000
                   Inc. LIQ), 3.53%, 2/7/2007
       915,000     Montgomery, AL IDB, (Series 1990-A) Weekly VRDNs (Industrial Partners)/(SunTrust Bank LOC),               915,000
                   3.63%, 2/7/2007
     3,330,000     Montgomery, AL IDB, (Series 2001) Weekly VRDNs (Hager Hinge)/(U.S. Bank, N.A. LOC), 3.63%,              3,330,000
                   2/7/2007
     2,005,000     Montgomery, AL IDB, (Series 2002) Weekly VRDNs (Norment Security Group, Inc.)/(PNC Bank, N.A.           2,005,000
                   LOC), 3.74%, 2/1/2007
     6,000,000     Montgomery, AL IDB, IDRBs (Series 1996) Weekly VRDNs (CSC Fabrication, Inc.)/                           6,000,000
                   (JPMorgan Chase Bank, N.A. LOC), 3.95%, 2/1/2007
     2,890,000     Montgomery, AL IDB, IDRBs (Series 1996A) Weekly VRDNs (Jobs Co. LLC)/(Columbus Bank and Trust           2,890,000
                   Co., GA LOC), 3.63%, 2/7/2007
     2,975,000     Montgomery, AL Public Educational Building Authority, (Series 2006) Weekly VRDNs (Family                2,975,000
                   Guidance Center of Alabama, Inc.)/(Columbus Bank and Trust Co., GA LOC), 3.69%, 2/1/2007
       350,000     Montgomery-Engelside, AL Medical Clinic Board, (Series 1999-A) Weekly VRDNs (Montgomery                   350,000
                   Surgical Center Ltd.)/(SunTrust Bank LOC), 3.97%, 2/1/2007
     3,150,000     North Sumter, AL Solid Waste Disposal Authority, (Series 2003: Emelle) Weekly VRDNs (Waste              3,150,000
                   Management, Inc.)/(Wachovia Bank N.A. LOC), 3.67%, 2/1/2007
     1,000,000     Perry County, AL IDB, (Series 2001) Weekly VRDNs (Alabama Catfish Feedmill LLC)/                        1,000,000
                   (Regions Bank, Alabama LOC), 3.77%, 2/1/2007
     2,505,000     Perry County, AL IDB, Revenue Bonds (Series 1998) Weekly VRDNs (Alabama Catfish Feedmill                2,505,000
                   LLC)/(Regions Bank, Alabama LOC), 3.77%, 2/1/2007
       260,000     Piedmont, AL IDB Weekly VRDNs (Industrial Partners)/(Wachovia Bank N.A. LOC), 3.96%, 2/7/2007             260,000
     4,500,000     Port City Medical Clinic Board of Mobile, AL, (Series 1998B) Weekly VRDNs (Infirmary Health             4,500,000
                   System, Inc.)/(AMBAC INS)/(Bank of Nova Scotia, Toronto and KBC Bank N.V. LIQs), 3.61%,
                   2/1/2007
     1,485,000     Shelby County, AL EDA Weekly VRDNs (Saginaw Pipe of Illinois, Inc.)/(Regions Bank, Alabama              1,485,000
                   LOC), 3.80%, 2/7/2007
     1,615,000     Southeast Alabama Gas District, (Series 2006A), 4.00% Bonds (XL Capital Assurance Inc. INS),            1,616,984
                   6/1/2007
     3,460,000     St. Clair County, AL IDB, (Series 1993) Weekly VRDNs (Ebsco Industries, Inc.)/(National                 3,460,000
                   Australia Bank Ltd., Melbourne LOC), 3.73%, 2/1/2007
    13,010,000     Talladega County, AL Special Obligation, School Warrants (Series 2003) Weekly VRDNs (Talladega         13,010,000
                   County, AL Board of Education)/(Regions Bank, Alabama LOC), 3.63%, 2/1/2007
     1,560,000     Tallassee, AL IDB, (Series 1998) Weekly VRDNs (Milstead Farm Group, Inc.)/(Regions Bank,                1,560,000
                   Alabama LOC), 3.81%, 2/1/2007
     2,725,000     Tuscaloosa County, AL Park & Recreation Authority, (Series 2000) Weekly VRDNs (Regions Bank,            2,725,000
                   Alabama LOC), 3.66%, 2/1/2007
     5,000,000 3,4 University of Alabama Board of Trustees, Hospital Revenue (PA-1412) Weekly VRDNs (University of         5,000,000
                   Alabama at Birmingham)/(Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC), 3.67%,
                   2/1/2007
    12,685,000     Vestavia Hills, AL, (Series A), 3.98% BANs, 11/1/2007                                                  12,704,281
       660,000     Vincent, AL IDB Weekly VRDNs (Headquarters Partnership Project)/(National Australia Bank Ltd.,            660,000
                   Melbourne LOC), 3.65%, 7/1/2007
       430,000     Vincent, AL IDB, (Series 1993) Weekly VRDNs (Ebsco Industries, Inc.)/(National Australia Bank             430,000
                   Ltd., Melbourne LOC), 3.73%, 2/1/2007
                      TOTAL                                                                                              283,785,753
                   PUERTO RICO--3.5%
     6,000,000 3,4 Commonwealth of Puerto Rico, (MT-221), 3.60% TOBs (MBIA Insurance Corp. INS)/                           6,000,000
                   (Merrill Lynch & Co., Inc. LIQ), Optional Tender 7/12/2007
     4,000,000     Commonwealth of Puerto Rico, (Series 2007), 4.50% TRANs (BNP Paribas SA, Banco Bilbao Vizcaya           4,019,154
                   Argentaria SA, Banco Santander Central Hispano, S.A., Bank of Nova Scotia, Toronto, Dexia
                   Credit Local and Fortis Bank SA/NV LOCs), 7/30/2007
                      TOTAL                                                                                               10,019,154
                      TOTAL MUNICIPAL INVESTMENTS-103.7%                                                                 293,804,907
                       (AT AMORTIZED COST)5
                      OTHER ASSETS AND LIABILITIES -NET -(3.7)%                                                         (10,630,081)
                      TOTAL NET ASSETS -100%                                                                          $  283,174,826

     Securities that are subject to the federal alternative minimum tax (AMT) represent 35.3% of the portfolio as calculated based upon total market value.

1 The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories. Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.

     At January 31, 2007, the portfolio securities were rated as follows:
     Tier Rating Percentages Based on Total Market Value
     FIRST TIER                                    SECOND TIER
     100.0%                                        0.0%

2    Current rate and next reset date shown for Variable Rate Demand Notes.

3 Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At January 31, 2007, these restricted securities amounted to $75,135,000 which represented 26.5% of total net assets.

4 Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees. At January 31, 2007, these liquid restricted securities amounted to $75,135,000 which represented 26.5% of total net assets.

5    Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at January 31, 2007.



Investment Valuation: The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended.


The following acronyms are used throughout this portfolio:

 AMBAC   --American Municipal Bond Assurance Corporation
 AMT     --Alternative Minimum Tax
 BANs    --Bond Anticipation Notes
 COL     --Collateralized
 EDA     --Economic Development Authority
 FGIC    --Financial Guaranty Insurance Company
 FNMA    --Federal National Mortgage Association
 GNMA    --Government National Mortgage Association
 HFA     --Housing Finance Authority
 IDA     --Industrial Development Authority
 IDB     --Industrial Development Bond
 IDRB(s) --Industrial Development Revenue Bond(s)
 INS     --Insured
 LIQ(s)  --Liquidity Agreement(s)
 LOC(s)  --Letter(s) of Credit
 MFH     --Multi-Family Housing
 PCR     --Pollution Control Revenue
 PRF     --Prerefunded
 PUTTERs --Puttable Tax-Exempt Receipts
 TOBs    --Tender Option Bonds
 TOPS    --Trust Obligations participating Securities
 TRANs   --Tax and Revenue Anticipation Notes
 VRDNs   --Variable Rate Demand Notes






ARIZONA MUNICIPAL CASH TRUST
PORTFOLIO OF INVESTMENTS
January 31, 2007 (unaudited)

    PRINCIPAL                                                                                                                  VALUE
    AMOUNT
                  SHORT-TERM MUNICIPALS--99.6%1,2
                  ARIZONA--99.6%
  $ 3,710,000     Arizona Health Facilities Authority Weekly VRDNs (University Physicians, Inc.)/(JPMorgan Chase        $  3,710,000
                  Bank, N.A. LOC), 3.780%, 2/1/2007
    1,500,000     Arizona Health Facilities Authority (Series 2002), Weekly VRDNs (Royal Oaks Life Care                    1,500,000
                  Community)/(LaSalle Bank, N.A. LOC), 3.610%, 2/1/2007
    2,000,000     Arizona Health Facilities Authority (Series 2004), Weekly VRDNs (Southwest Behavioral Health             2,000,000
                  Services, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 3.550%, 2/7/2007
      995,000     Arizona Health Facilities Authority (Series 2005A), Weekly VRDNs (Banner Health)/(MBIA Insurance           995,000
                  Corp. INS)/(Citibank N.A., New York LIQ), 3.500%, 2/7/2007
    1,525,000     Arizona Health Facilities Authority (Series 2005C), Weekly VRDNs (Banner Health)/(FGIC INS)/(Bank        1,525,000
                  of Nova Scotia, Toronto LIQ), 3.470%, 2/7/2007
    4,000,000     Arizona School District, COPs (Series 2006), 4.50% TANs, 7/30/2007                                       4,017,295
    1,000,000     Arizona Tourism & Sports Authority (Series 2005A), Weekly VRDNs (AMBAC INS)/(Royal Bank of Canada,       1,000,000
                  Montreal LIQ), 3.500%, 2/7/2007
    1,920,000     Casa Grande, AZ, IDA (Series 2002A), Weekly VRDNs (Price Cos., Inc.)/(Bank of America N.A. LOC),         1,920,000
                  3.660%, 2/1/2007
    7,221,000     Flagstaff, AZ (Series 1999), Weekly VRDNs (Joy Cone Co.)/(Citizens Bank of Pennsylvania LOC),            7,221,000
                  3.850%, 2/1/2007
      500,000     Glendale, AZ, IDA (Series 1999), Weekly VRDNs (Friendship Retirement Corp.)/(Wells Fargo Bank,             500,000
                  N.A., Minnesota LOC), 3.610%, 2/1/2007
    4,000,000     Glendale, AZ, IDA, 3.57% CP (Midwestern University)/(Wells Fargo Bank, N.A. LOC), Mandatory Tender       4,000,000
                  2/8/2007
    5,610,000     Maricopa County, AZ, IDA (Series 1999), Weekly VRDNs (Redman Homes, Inc.)/(Credit Suisse, Zurich         5,610,000
                  LOC), 3.740%, 2/1/2007
    1,925,000     Maricopa County, AZ, IDA (Series 2000A), Weekly VRDNs (Las Gardenias Apartments LP)/(FNMA LOC),          1,925,000
                  3.680%, 2/1/2007
    3,690,000     Maricopa County, AZ, IDA (Series 2000A), Weekly VRDNs (Gran Victoria Housing LLC)/(FNMA LOC),            3,690,000
                  3.630%, 2/1/2007
    3,000,000     McAllister Academic Village, AZ, LLC (Series 2005A), Weekly VRDNs (Arizona State                         3,000,000
                  University)/(AMBAC INS)/(State Street Bank and Trust Co. LIQ), 3.500%, 2/7/2007
    3,600,000 3,4 Phoenix, AZ, Civic Improvement Corp., PZ-113 Weekly VRDNs (FGIC INS)/(Merrill Lynch & Co., Inc.          3,600,000
                  LIQ), 3.670%, 2/1/2007
      965,000     Phoenix, AZ, IDA (Series 1998), Weekly VRDNs (Standard Printing Co., Inc.)/(JPMorgan Chase Bank,           965,000
                  N.A. LOC), 3.950%, 2/1/2007
    4,000,000     Phoenix, AZ, IDA (Series 2000), Weekly VRDNs (Copper Palms Apartments)/(FHLMC LOC), 3.530%,              4,000,000
                  2/7/2007
    2,050,000     Phoenix, AZ IDA (Series 2000), Weekly VRDNs (MechoShade West, Inc.)/(JPMorgan Chase Bank, N.A.           2,050,000
                  LOC), 3.740%, 2/1/2007
    3,465,000 3,4 Phoenix, AZ, IDA, PT-2940 Weekly VRDNs (California Sunrise Villa Apartments)/(Merrill Lynch & Co.,       3,465,000
                  Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC), 3.720%, 2/1/2007
    3,550,000     Pima County, AZ, IDA, Weekly VRDNs (Tucson Electric Power Co.)/(Bank of New York LOC), 3.540%,           3,550,000
                  2/7/2007
    2,225,000 3,4 Pima County, AZ, IDA, RBC Floater Certificates (Series I-8), Weekly VRDNs (Christian Care of             2,225,000
                  Tuscon, Inc.)/(Royal Bank of Canada, Montreal LIQ)/(FNMA LOC), 3.650%, 2/1/2007
    2,000,000 3,4 Pinal County, AZ, Electrical District No. 3, MACON Trust (Series 2006 U-1), Weekly VRDNs (Bank of        2,000,000
                  America N.A. LIQ)/(Bank of America N.A. LOC), 3.660%, 2/1/2007
    2,100,000     Pinal County, AZ, IDA (Series 2002), Weekly VRDNs (D.A. Holdings LLC)/(Wells Fargo Bank, N.A.,           2,100,000
                  Minnesota LOC), 3.760%, 2/1/2007
    3,050,000     Pinal County, AZ, IDA (Series 2002), Weekly VRDNs (Milky Way Dairy LLC)/(Rabobank Nederland,             3,050,000
                  Utrecht LOC), 3.710%, 2/1/2007
    1,630,000     Pinal County, AZ, IDA (Series 2005), Weekly VRDNs (Three C Eloy LLC)/(Bank of America N.A. LOC),         1,630,000
                  3.700%, 2/1/2007
    1,175,000     Pinal County, AZ, IDA (Series 2006), Weekly VRDNs (Three C Eloy LLC)/(Bank of America N.A. LOC),         1,175,000
                  3.700%, 2/1/2007
    2,000,000 3,4 Salt River Project, AZ, Agricultural Improvement & Power District, GS Trust (Series 2006-81TP),          2,000,000
                  Weekly VRDNs (Goldman Sachs Group, Inc. LIQ), 3.650%, 2/1/2007
    1,380,000 3,4 Salt River Project, AZ, Agricultural Improvement & Power District, ROCs (Series 9019), Weekly            1,380,000
                  VRDNs (Citigroup, Inc. LIQ), 3.650%, 2/1/2007
    5,750,000     Show Low, AZ, IDA (Series 2006), Weekly VRDNs (Snowflake White Mountain Power LLC)/(JPMorgan Chase       5,750,000
                  Bank, N.A. LOC), 3.680%, 2/1/2007
      645,000     Sierra Vista, AZ, IDA (Series 2001A), Weekly VRDNs (Mountain Steppes Properties LLC)/(FNMA LOC),           645,000
                  3.660%, 2/1/2007
    1,390,000     Tempe, AZ, IDA (Series 2002C), Weekly VRDNs (Friendship Village of Tempe)/(LaSalle Bank, N.A.            1,390,000
                  LOC), 3.610%, 2/1/2007
      750,000     Tucson, AZ, Airport Authority (Series 2006), 4.25% Bonds (MBIA Insurance Corp. INS), 12/1/2007             754,230
    1,200,000     Tucson, AZ, IDA (Series 1989), Weekly VRDNs (Lincoln Garden Tucson LP)/(FHLMC LOC), 3.580%,              1,200,000
                  2/6/2007
    1,000,000     Tucson, AZ, Street & Highway, 4.50% Bonds (AMBAC INS), 7/1/2007                                          1,003,746
    2,700,000     Yavapai, AZ, IDA (Series 1997B), Weekly VRDNs (Yavapai Regional Medical Center)/(FSA INS)/(Dexia         2,700,000
                  Credit Local LIQ), 3.610%, 2/1/2007
    1,000,000 3,4 Yuma & LaPaz Counties, AZ, Community College District, MERLOTS (Series 2006-C2), Weekly VRDNs            1,000,000
                  (MBIA Insurance Corp. INS)/(Wachovia Bank N.A. LIQ), 3.530%, 2/7/2007
                     TOTAL MUNICIPAL INVESTMENTS --- 99.6%                                                                90,246,271
                     (AT AMORTIZED COST)5
                     OTHER ASSETS AND LIABILITIES --- NET --- 0.4%                                                           378,414
                     TOTAL NET ASSETS --- 100%                                                                          $ 90,624,685

     Securities that are subject to the federal alternative minimum tax (AMT) represent 41.7% of the portfolio as calculated based upon total market value.

1 The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1, or SP-2 by Standard & Poor's, MIG-1, or MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch Rating, are all considered rated in one of the two highest short-term rating categories. Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.

     At January 31, 2007, the portfolio securities were rated as follows:
     Tier Rating Percentages Based on Total Market Value
     FIRST TIER                                     SECOND TIER
     100.0%                                         0.0%

2    Current rate and next reset date shown for Variable Rate Demand Notes.

3 Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At January 31, 2007, these restricted securities amounted to $15,670,000, which represented 17.3% of total net assets.

4 Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees. At January 31, 2007, these liquid restricted securities amounted to $15,670,000, which represented 17.3% of total net assets.

5    Also represents cost for federal tax purposes.

  Note: The categories of investments are shown as a percentage of total net assets at January 31, 2007.

     INVESTMENT VALUATION
    The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended.

    The following acronyms are used throughout this portfolio:

 AMBAC   --American Municipal Bond Assurance Corporation
 COPs    --Certificates of Participation
 CP      --Commercial Paper
 FGIC    --Financial Guaranty Insurance Company
 FHLMC   --Federal Home Loan Mortgage Corporation
 FNMA    --Federal National Mortgage Association
 FSA     --Financial Security Assurance
 IDA     --Industrial Development Authority
 INS     --Insured
 LIQ     --Liquidity Agreement
 LOC     --Letter of Credit
 MERLOTS --Municipal Exempt Receipts -- Liquidity Optional Tender Series
 ROCs    --Reset Option Certificates
 TANs    --Tax Anticipation Notes
 VRDNs   --Variable Rate Demand Notes









CALIFORNIA MUNICIPAL CASH TRUST
PORTFOLIO OF INVESTMENTS
January 31, 2007 (unaudited)

  PRINCIPAL     VALUE
  AMOUNT

                   SHORT-TERM MUNICIPALS--99.5%1,2
                   CALIFORNIA--87.1%
  $  8,815,000     ABAG Finance Authority for Non-Profit Corporations, CA (Series 1998), Weekly VRDNs (The Harker    $     8,815,000
                   School Foundation)/(U.S. Bank, N.A. LOC), 3.400%, 2/7/2007
     4,985,000     ABAG Finance Authority for Non-Profit Corporations, CA (Series 2000), Weekly VRDNs (Episcopal           4,985,000
                   Homes Foundation)/(Wells Fargo Bank, N.A. LOC), 3.370%, 2/7/2007
     2,000,000     ABAG Finance Authority for Non-Profit Corporations, CA (Series 2002A), Weekly VRDNs (Hamlin             2,000,000
                   School)/(BNP Paribas SA LOC), 3.450%, 2/1/2007
     6,680,000     ABAG Finance Authority for Non-Profit Corporations, CA (Series 2003), Weekly VRDNs (Valley              6,680,000
                   Christian Schools)/(Bank of America N.A. LOC), 3.450%, 2/1/2007
    10,145,000     ABAG Finance Authority for Non-Profit Corporations, CA (Series 2004), Weekly VRDNs (On Lok:            10,145,000
                   Senior Health Services/Community Housing, Inc.)/(Bank of America N.A. LOC), 3.530%, 2/1/2007
     5,500,000     ABAG Finance Authority for Non-Profit Corporations, CA (Series 2005), Daily VRDNs (Jewish Home          5,500,000
                   of San Francisco)/(Allied Irish Banks PLC LOC), 3.600%, 2/1/2007
    11,500,000     ABAG Finance Authority for Non-Profit Corporations, CA (Series 2005), Weekly VRDNs (Air Force          11,500,000
                   Village West, Inc.)/(KBC Bank NV LOC), 3.530%, 2/1/2007
     5,000,000     ABAG Finance Authority for Non-Profit Corporations, CA (Series 2005), Weekly VRDNs (Francis             5,000,000
                   Parker School)/(Bank of New York LOC), 3.450%, 2/1/2007
     3,000,000     ABAG Finance Authority for Non-Profit Corporations, CA (Series 2005), Weekly VRDNs (Institute           3,000,000
                   for Defense Analyses)/(AMBAC INS)/(Wachovia Bank N.A. LIQ), 3.610%, 2/1/2007
    12,305,000 3,4 ABAG Finance Authority for Non-Profit Corporations, CA (Series 2006), Weekly VRDNs (Our Lady           12,305,000
                   of Fatima Villa, Inc.)/(KBC Bank NV LOC), 3.530%, 2/1/2007
     2,000,000     ABAG Finance Authority for Non-Profit Corporations, CA (Series A: Tranche Two), Weekly VRDNs            2,000,000
                   (San Francisco University High School)/(Allied Irish Banks PLC LOC), 3.450%, 2/1/2007
     3,400,000     ABAG Finance Authority for Non-Profit Corporations, CA (Series 1999), Weekly VRDNs (Marin               3,400,000
                   Academy)/(Allied Irish Banks PLC LOC), 3.600%, 2/7/2007
    14,000,000 3,4 ABN AMRO MuniTOPS Certificates Trust (California Non-AMT)/(Series 1999-7), Weekly VRDNs (Los           14,000,000
                   Angeles, CA Unified School District)/(MBIA Insurance Corp. INS)/(ABN AMRO Bank NV, Amsterdam
                   LIQ), 3.620%, 2/1/2007
    19,856,000 3,4 ABN AMRO MuniTOPS Certificates Trust (California Non-AMT)/(Series 1999-8), 3.65% TOBs (Contra          19,856,000
                   Costa, CA Water District)/(FGIC INS)/(ABN AMRO Bank NV, Amsterdam LIQ), Optional Tender
                   3/21/2007
    19,330,000 3,4 ABN AMRO MuniTOPS Certificates Trust (California Non-AMT)/(Series 2002-11), 3.80% TOBs (North          19,330,000
                   Orange County, CA Community College District)/(MBIA Insurance Corp. INS)/(ABN AMRO Bank NV,
                   Amsterdam LIQ), Optional Tender 6/14/2007
     2,500,000 3,4 Alameda Corridor Transportation Authority, CA, Floater Certificates (Series 1513), Weekly               2,500,000
                   VRDNs (MBIA Insurance Corp. INS)/(Morgan Stanley LIQ), 3.620%, 2/1/2007
     9,000,000 3,4 Bay Area Infrastructure Financing Authority, CA, Class A Certificates (Series 2006-287),                9,000,000
                   Weekly VRDNs (FGIC INS)/(Bear Stearns & Co., Inc. LIQ), 3.490%, 2/7/2007
     3,000,000     California Educational Facilities Authority (Series 2005B), Weekly VRDNs (University of San             3,000,000
                   Francisco)/(Bank of America N.A. LOC), 3.380%, 2/7/2007
    12,745,000 3,4 California Educational Facilities Authority, Floater Certificates (Series 2000-487), Weekly            12,745,000
                   VRDNs (Stanford University)/(Morgan Stanley LIQ), 3.600%, 2/1/2007
    10,745,000     California Health Facilities Financing Authority (Series 1998), Weekly VRDNs (Southern                 10,745,000
                   California Presbyterian Homes)/(MBIA Insurance Corp. INS)/(Bank of America N.A. LIQ), 3.430%,
                   2/7/2007
    10,995,000 3,4 California Health Facilities Financing Authority (Series 1998-CMC6), Weekly VRDNs (Kaiser              10,995,000
                   Permanente)/(FSA INS)/(JPMorgan Chase Bank, N.A. LIQ), 3.500%, 2/7/2007
     8,500,000 3,4 California Health Facilities Financing Authority (Series 2004 FR/RI-F8J), Weekly VRDNs                  8,500,000
                   (Catholic Healthcare West)/(Lehman Brothers Holdings, Inc. SWP), 3.490%, 2/7/2007
    32,000,000     California Health Facilities Financing Authority (Series 2006E), 3.50% CP (Kaiser Permanente),         32,000,000
                   Mandatory Tender 4/9/2007
    22,500,000     California Health Facilities Financing Authority (Series 2006E), 3.52% CP (Kaiser Permanente),         22,500,000
                   Mandatory Tender 3/8/2007
     1,925,000 3,4 California Health Facilities Financing Authority, ROCs (Series 603CE), Weekly VRDNs (Cedars-            1,925,000
                   Sinai Medical Center)/(Citibank N.A., New York LIQ)/(Citibank N.A., New York LOC), 3.590%,
                   2/1/2007
    11,500,000     California Infrastructure & Economic Development Bank (Series 2002: Academy of Motion Picture          11,500,000
                   Arts and Sciences), Weekly VRDNs (The Vine Street Archive Foundation)/(AMBAC INS)/(JPMorgan
                   Chase Bank, N.A. LIQ), 3.590%, 2/1/2007
     7,900,000     California Infrastructure & Economic Development Bank (Series 2003A), Weekly VRDNs (SRI                 7,900,000
                   International)/(Wells Fargo Bank, N.A. LOC), 3.480%, 2/1/2007
     3,000,000     California Infrastructure & Economic Development Bank (Series 2006), Weekly VRDNs (Le Lycee             3,000,000
                   Francais de Los Angeles)/(Mellon Bank N.A., Pittsburgh LOC), 3.500%, 2/1/2007
     3,500,000     California Infrastructure & Economic Development Bank (Series 2006), Weekly VRDNs (Westmark             3,500,000
                   School)/(Bank of New York LOC), 3.500%, 2/1/2007
     4,422,000 3,4 California Infrastructure & Economic Development Bank, Floater Certificates (Series 2006-               4,422,000
                   1504), Weekly VRDNs (United States Treasury COL)/(Morgan Stanley LIQ), 3.600%, 2/1/2007
     1,600,000     California PCFA (Series 1996E), Daily VRDNs (Pacific Gas & Electric Co.)/(JPMorgan Chase Bank,          1,600,000
                   N.A. LOC), 3.620%, 2/1/2007
     3,300,000 3,4 California State Department of Water Resources Power Supply Program, (PT-748) Weekly VRDNs              3,300,000
                   (Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC), 3.660%, 2/1/2007
     9,695,000     California State Department of Water Resources Power Supply Program (Series 2002 B-1), Daily            9,695,000
                   VRDNs (Bank of New York and CALSTRS (California State Teachers' Retirement System) LOCs),
                   3.610%, 2/1/2007
     8,800,000     California State Department of Water Resources Power Supply Program (Series 2005F-3), Daily             8,800,000
                   VRDNs (Bank of New York and CALPERS (California Public Employees Retirement System) LOCs),
                   3.610%, 2/1/2007
    60,095,000     California State Department of Water Resources Power Supply Program (Series 2005G-8), Weekly           60,095,000
                   VRDNs (MBIA Insurance Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 3.460%, 2/1/2007
     8,910,000 3,4 California State Public Works Board, Variable Rate Certificates (Series 2000B),Weekly VRDNs             8,910,000
                   (Regents of University of California)/(MBIA Insurance Corp. INS)/(Bank of America N.A. LIQ),
                   3.610%, 2/1/2007
    10,995,000 3,4 California State, (MT-145), 3.50% TOBs (MBIA Insurance Corp. INS)/(BNP Paribas SA LIQ),                10,995,000
                   Optional Tender 2/8/2007
     5,000,000 3,4 California State, (PA -1164) Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch &              5,000,000
                   Co., Inc. LOC), 3.660%, 2/1/2007
     7,500,000 3,4 California State, (PA-1366) Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co.,          7,500,000
                   Inc. LOC), 3.650%, 2/1/2007
    11,390,000 3,4 California State, (PA-1396) Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co.,         11,390,000
                   Inc. LOC), 3.650%, 2/1/2007
     9,775,000 3,4 California State, (PT-3487) Weekly VRDNs (FSA INS)/(Merrill Lynch & Co., Inc. LIQ), 3.610%,             9,775,000
                   2/1/2007
     9,110,000 3,4 California State, (PT-3574) Weekly VRDNs (MBIA Insurance Corp. INS)/(Merrill Lynch & Co., Inc.          9,110,000
                   LIQ), 3.610%, 2/1/2007
     5,000,000     California State (Series 2003C-3), Weekly VRDNs (Bank of America N.A., Bank of Nova Scotia,             5,000,000
                   Toronto and Landesbank Hessen-Thueringen (GTD) LOCs), 3.480%, 2/1/2007
    21,300,000     California State (Series 2003C-4), Weekly VRDNs (Bank of America N.A., Bank of Nova Scotia,            21,300,000
                   Toronto and Landesbank Hessen-Thueringen (GTD) LOCs), 3.480%, 2/1/2007
    23,700,000     California State (Series 2004 B-6), Weekly VRDNs (Citibank N.A., New York, National Australia          23,700,000
                   Bank Ltd., Melbourne and State Street Bank and Trust Co. LOCs), 3.480%, 2/1/2007
    10,000,000     California State (Series 2005A-3), Weekly VRDNs (Bank of America N.A. LOC), 3.360%, 2/7/2007           10,000,000
    31,510,000 3,4 California State (Series 2006 FR/RI-FP3), Weekly VRDNs (Lehman Brothers Holdings, Inc. SWP),           31,510,000
                   3.490%, 2/7/2007
    14,850,000     California State, Economic Recovery Bonds (Series 2004C-21), Weekly VRDNs (California State            14,850,000
                   Fiscal Recovery Fund)/(XL Capital Assurance Inc. INS)/(Dexia Credit Local LIQ), 3.360%,
                   2/7/2007
     8,960,000 3,4 California State, MERLOTS (Series 2002-A17), Weekly VRDNs (AMBAC INS)/(Bank of New York LIQ),           8,960,000
                   3.510%, 2/7/2007
     9,730,000 3,4 California State, Macon Trust (Series 2004C),  Weekly VRDNs (AMBAC INS)/(Bank of America N.A.           9,730,000
                   LIQ), 3.610%, 2/1/2007
     5,420,000 3,4 California State, PUTTERs (Series 1256),  Weekly VRDNs (JPMorgan Chase Bank, N.A.                       5,420,000
                   LIQ)/(JPMorgan Chase Bank, N.A. LOC), 3.610%, 2/1/2007
     6,000,000 3,4 California State, ROCs (Series 681), Weekly VRDNs (CDC IXIS Financial Guaranty N.A.                     6,000,000
                   INS)/(Citibank N.A., New York LIQ), 3.590%, 2/1/2007
    10,970,000 3,4 California State, ROCs (Series 701CE), Weekly VRDNs (Citibank NA, New York LIQ)/                       10,970,000
                   (Citibank N.A., New York LOC), 3.590%, 2/1/2007
     2,380,000 3,4 California State, Trust Receipts (Series 1997 SG 90), Weekly VRDNs (MBIA Insurance Corp.                2,380,000
                   INS)/(Societe Generale, Paris LIQ), 3.600%, 2/1/2007
    33,315,000     California Statewide Communities Development Authority (2006 Series A-1), 4.50% TRANs (FSA             33,432,230
                   INS), 6/29/2007
    19,885,000 3,4 California Statewide Communities Development Authority, (PT-1268) Weekly VRDNs (Corporate Fund         19,885,000
                   for Housing)/(Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC), 3.660%, 2/1/2007
     3,800,000     California Statewide Communities Development Authority (Series 2000), Weekly VRDNs (Institute           3,800,000
                   for Defense Analyses)/(AMBAC INS)/(Wachovia Bank N.A. LIQ), 3.610%, 2/1/2007
     2,135,000     California Statewide Communities Development Authority (Series 2000A), Weekly VRDNs                     2,135,000
                   (Nonprofits' Insurance Alliance of California)/(Comerica Bank LOC), 3.450%, 2/1/2007
    11,750,000     California Statewide Communities Development Authority (Series 2001), Weekly VRDNs (Robert             11,750,000
                   Louis Stevenson School)/(Allied Irish Banks PLC LOC), 3.500%, 2/1/2007
     7,100,000     California Statewide Communities Development Authority (Series 2001), Weekly VRDNs (The Center          7,100,000
                   for Early Education)/(Allied Irish Banks PLC LOC), 3.450%, 2/1/2007
     9,000,000     California Statewide Communities Development Authority (Series 2001A), 3.52% TOBs (Kaiser               9,000,000
                   Permanente), Mandatory Tender 5/1/2007
    37,000,000     California Statewide Communities Development Authority (Series 2003A), Weekly VRDNs (Kaiser            37,000,000
                   Permanente), 3.410%, 2/7/2007
    15,200,000     California Statewide Communities Development Authority (Series 2003B), Weekly VRDNs (Kaiser            15,200,000
                   Permanente), 3.410%, 2/7/2007
    14,360,000     California Statewide Communities Development Authority (Series 2003C), Weekly VRDNs (Kaiser            14,360,000
                   Permanente), 3.380%, 2/7/2007
    15,900,000     California Statewide Communities Development Authority (Series 2004J), Weekly VRDNs (Kaiser            15,900,000
                   Permanente), 3.410%, 2/7/2007
    26,000,000     California Statewide Communities Development Authority (Series 2004K), 3.42% CP (Kaiser                26,000,000
                   Permanente), Mandatory Tender 4/10/2007
     9,700,000     California Statewide Communities Development Authority (Series 2004K), 3.48% CP (Kaiser                 9,700,000
                   Permanente), Mandatory Tender 2/15/2007
    10,500,000     California Statewide Communities Development Authority (Series 2004L), Weekly VRDNs (Kaiser            10,500,000
                   Permanente), 3.410%, 2/7/2007
    20,000,000     California Statewide Communities Development Authority (Series 2005), Weekly VRDNs (University         20,000,000
                   of San Diego)/(BNP Paribas SA LOC), 3.400%, 2/7/2007
    16,000,000     California Statewide Communities Development Authority (Series 2005A: SWEEP Loan Program),             16,000,000
                   3.45% CP (Citibank N.A., New York LOC), Mandatory Tender 2/7/2007
    10,000,000     California Statewide Communities Development Authority (Series 2005A: Sweetwater Union High            10,000,000
                   School District), Weekly VRDNs (Plan Nine Partners LLC)/(Union Bank of California, N.A. LOC),
                   3.510%, 2/1/2007
     7,100,000     California Statewide Communities Development Authority (Series 2006), Weekly VRDNs (American            7,100,000
                   Baptist Homes of the West)/(LaSalle Bank, N.A. LOC), 3.450%, 2/1/2007
     2,435,000     California Statewide Communities Development Authority (Series 2006), Weekly VRDNs (Marin               2,435,000
                   Horizon School)/(Allied Irish Banks PLC LOC), 3.450%, 2/1/2007
    16,800,000     California Statewide Communities Development Authority (Series B), Weekly VRDNs (Kaiser                16,800,000
                   Permanente), 3.410%, 2/7/2007
     4,715,000 3,4 California Statewide Communities Development Authority, MERLOTS (Series 1999E), Weekly VRDNs            4,715,000
                   (Sutter Health)/(FSA INS)/(Wachovia Bank N.A. LIQ), 3.510%, 2/7/2007
    10,600,000 3,4 California Statewide Communities Development Authority, ROCs (Series 571CE), Weekly VRDNs              10,600,000
                   (Kaiser Permanente)/(Citibank N.A., New York LIQ)/(Citibank N.A., New York LOC), 3.590%,
                   2/1/2007
    27,110,000     California Statewide Communities Development Authority, Revenue Bonds (Series 2002D), 4.35%            27,125,448
                   TOBs (Kaiser Permanente), Mandatory Tender 3/1/2007
     6,845,000 3,4 California Statewide Communities Development Authority, Roaring Forks (Series 2001-H), Weekly           6,845,000
                   VRDNs (Orange Tree Apartments)/(GNMA COL)/(Bank of New York LIQ), 3.540%, 2/1/2007
     5,030,000 3,4 Castaic Lake, CA, Water Agency, PUTTERs (Series 1456), Weekly VRDNs (AMBAC INS)/                        5,030,000
                   (JPMorgan Chase Bank, N.A. LIQ), 3.640%, 2/1/2007
     2,510,000 3,4 Chabot-Las Positas, CA Community College District, GS Trust (Series 2006-87Z), Weekly VRDNs             2,510,000
                   (AMBAC INS)/(Goldman Sachs Group, Inc. LIQ), 3.660%, 2/1/2007
    14,600,000 3,4 Compton, CA, Unified School District, Class A Certificates (Series 3006), Weekly VRDNs (AMBAC          14,600,000
                   INS)/(Bear Stearns Cos., Inc. LIQ), 3.550%, 2/7/2007
     1,290,000     Davis, CA, Community Facilities District No. 1999-2 (Series 2000), Weekly VRDNs (Wells Fargo            1,290,000
                   Bank, N.A. LOC), 3.480%, 2/1/2007
    10,500,000     East Bay Municipal Utility District, CA, 3.43% CP, Mandatory Tender 3/8/2007                           10,500,000
    10,000,000     East Bay Municipal Utility District, CA, 3.51% CP, Mandatory Tender 2/2/2007                           10,000,000
    25,000,000     East Bay Municipal Utility District, CA, 3.52% CP, Mandatory Tender 3/1/2007                           25,000,000
    11,485,000 3,4 East Bay Municipal Utility District, CA, ROCs (Series 383), Weekly VRDNs (MBIA Insurance Corp.         11,485,000
                   INS)/(Citibank N.A., New York LIQ), 3.590%, 2/1/2007
     4,300,000 3,4 East Side Union High School District, CA, MERLOTS (Series 2006 B-28), Weekly VRDNs (MBIA                4,300,000
                   Insurance Corp. INS)/(Wachovia Bank N.A. LIQ), 3.510%, 2/7/2007
    17,175,000     Eden Township, CA, Healthcare District (Series 2004), Weekly VRDNs (Eden Hospital Health               17,175,000
                   Services Corp.)/(Allied Irish Banks PLC LOC), 3.530%, 2/1/2007
     2,900,000 3,4 El Camino, CA, Community College District, PUTTERs (Series 1471), Weekly VRDNs (FGIC                    2,900,000
                   INS)/(JPMorgan Chase Bank, N.A. LIQ), 3.610%, 2/1/2007
    11,265,000 3,4 Foothill-De Anza, CA, Community College District, Class A Certificates (Series 3038), Weekly           11,265,000
                   VRDNs (FGIC INS)/(Bear Stearns Cos., Inc. LIQ), 3.700%, 2/7/2007
     2,070,000 3,4 Golden State Tobacco Securitization Corp., CA, (PT-3572) Weekly VRDNs (Merrill Lynch & Co.,             2,070,000
                   Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC), 3.660%, 2/1/2007
     5,000,000 3,4 Golden State Tobacco Securitization Corp., CA, Class A Certificates (Series 7021), Weekly               5,000,000
                   VRDNs (California State)/(FGIC INS)/(Bear Stearns Cos., Inc. LIQ), 3.660%, 2/1/2007
    13,930,000 3,4 Hollister, CA, Joint Powers Financing Authority Wastewater Revenue, (PT-3790) Weekly VRDNs             13,930,000
                   (FSA INS)/(Merrill Lynch & Co., Inc. LIQ), 3.610%, 2/1/2007
     5,955,000     Hollister, CA, Redevelopment Agency (Series 2004), Weekly VRDNs (San Benito County Community            5,955,000
                   Services Development Corp.)/(CALSTRS (California State Teachers' Retirement System) LOC),
                   3.520%, 2/1/2007
     9,715,026 3,4 Koch Floating Rate Trust (California Non-AMT)/(Series 1999-2), Weekly VRDNs (AMBAC, MBIA                9,715,026
                   Insurance Corp. INS) and State Street Bank and Trust Co. LIQs), 3.660%, 2/1/2007
    19,995,000 3,4 Los Angeles County, CA, Metropolitan Transportation Authority (Series 2001-JPMC2), Weekly              19,995,000
                   VRDNs (FSA INS)/(J.P. Morgan Chase & Co. LIQ), 3.500%, 2/7/2007
       100,000     Los Angeles, CA, Convention & Exhibition Center Authority (Series 2003C-1), Weekly VRDNs (Los             100,000
                   Angeles, CA)/(AMBAC INS)/(JPMorgan Chase Bank, N.A. LIQ), 3.300%, 2/7/2007
    10,300,000     Los Angeles, CA, Department of Water & Power (Series 2001 B-1), Weekly VRDNs (Los Angeles, CA          10,300,000
                   Department of Water & Power (Electric/Power System))/(CALPERS (California Public Employees
                   Retirement System), CALSTRS (California State Teachers' Retirement System) and Royal Bank of
                   Canada, Montreal LIQs), 3.520%, 2/1/2007
     6,800,000     Los Angeles, CA, Department of Water & Power (Series 2001 B-1), Weekly VRDNs (Los Angeles, CA,          6,800,000
                   Department of Water & Power (Water Works/System))/(Dexia Credit Local LIQ), 3.520%, 2/1/2007
     8,600,000     Los Angeles, CA, Department of Water & Power (Series 2001 B-6), Daily VRDNs (Los Angeles, CA            8,600,000
                   Department of Water & Power (Electric/Power System))/(CALPERS (California Public Employees
                   Retirement System), CALSTRS (California State Teachers' Retirement System) and Royal Bank of
                   Canada, Montreal LIQs), 3.600%, 2/1/2007
     8,485,000 3,4 Los Angeles, CA, Department of Water & Power, Solar Eclipses (Series 2006-0037), Weekly VRDNs           8,485,000
                   (Los Angeles, CA Department of Water & Power (Electric/Power System))/(FSA INS)/(U.S. Bank,
                   N.A. LIQ), 3.610%, 2/1/2007
    21,105,000 3,4 Los Angeles, CA, Municipal Improvement Corp., AUSTIN (Series BOA 113), Weekly VRDNs (FGIC              21,105,000
                   INS)/(Bank of America N.A. LIQ), 3.610%, 2/1/2007
     5,635,000 3,4 Los Angeles, CA, Unified School District, (MT-285) Weekly VRDNs (MBIA Insurance Corp.                   5,635,000
                   INS)/(Merrill Lynch & Co., Inc. LIQ), 3.610%, 2/1/2007
     2,980,000 3,4 Los Angeles, CA, Unified School District, (PT-3382) Weekly VRDNs (FGIC INS)/(Merrill Lynch &            2,980,000
                   Co., Inc. LIQ), 3.610%, 2/1/2007
     8,290,000 3,4 Los Angeles, CA, Unified School District, (PT-3570) Weekly VRDNs (AMBAC INS)/(Merrill Lynch &           8,290,000
                   Co., Inc. LIQ), 3.610%, 2/1/2007
     4,330,000 3,4 Los Angeles, CA, Unified School District, (PT-3722) Weekly VRDNs (FGIC INS)/(Merrill Lynch &            4,330,000
                   Co., Inc. LIQ), 3.610%, 2/1/2007
    19,995,000 3,4 Los Angeles, CA, Unified School District (Series 2002-JPMC2), Weekly VRDNs (MBIA Insurance             19,995,000
                   Corp. INS)/(J.P. Morgan Chase & Co. LIQ), 3.500%, 2/7/2007
     9,425,000 3,4 Los Angeles, CA, Unified School District, AUSTIN (Series 2003A), Weekly VRDNs (FSA INS)/(Bank           9,425,000
                   of America N.A. LIQ), 3.610%, 2/1/2007
     6,440,000 3,4 Los Angeles, CA, Unified School District, AUSTIN (Series BOA 109), Weekly VRDNs (FGIC                   6,440,000
                   INS)/(Bank of America N.A. LIQ), 3.610%, 2/1/2007
     2,346,000 3,4 Los Angeles, CA, Unified School District, Floater Certificates (Series 1542), Weekly VRDNs              2,346,000
                   (FGIC INS)/(Morgan Stanley LIQ), 3.600%, 2/1/2007
    25,780,000 3,4 Los Angeles, CA, Unified School District, Floater Certificates (Series 2004-1201), Weekly              25,780,000
                   VRDNs (AMBAC INS)/(Morgan Stanley LIQ), 3.600%, 2/1/2007
     5,495,000 3,4 Los Angeles, CA, Unified School District, PUTTERs (Series 1442), Weekly VRDNs (AMBAC                    5,495,000
                   INS)/(JPMorgan Chase Bank, N.A. LIQ), 3.610%, 2/1/2007
    29,485,000 3,4 Los Angeles, CA, Unified School District, ROCs (Series 35), Weekly VRDNs (FGIC INS)/(Citibank          29,485,000
                   N.A., New York LIQ), 3.590%, 2/1/2007
     9,800,000     Los Angeles, CA, Wastewater System (Series 2001-D), Weekly VRDNs (FGIC INS)/(Citibank N.A.,             9,800,000
                   New York LIQ), 3.480%, 2/1/2007
    39,490,000     Los Angeles, CA, Wastewater System (Series 2006C), Weekly VRDNs (XL Capital Assurance Inc.             39,490,000
                   INS)/(Bank of Nova Scotia, Toronto LIQ), 3.470%, 2/1/2007
    19,000,000     Los Angeles, CA, Wastewater System (Series 2006D), Weekly VRDNs (XL Capital Assurance Inc.             19,000,000
                   INS)/(Bank of Nova Scotia, Toronto LIQ), 3.480%, 2/1/2007
    30,000,000     Los Angeles, CA, Wastewater System, 3.48% CP, Mandatory Tender 3/6/2007                                30,000,000
    10,000,000     Los Angeles, CA (Series 2005A),Weekly VRDNs (Loyola High School)/(Allied Irish Banks PLC LOC),         10,000,000
                   3.450%, 2/1/2007
     3,600,000     Los Angeles, CA (Series 2006A), Weekly VRDNs (Notre Dame High School)/(Allied Irish Banks PLC           3,600,000
                   LOC), 3.450%, 2/1/2007
    15,000,000     Los Angeles, CA, 4.50% TRANs, 6/29/2007                                                                15,050,631
    12,500,000 3,4 Metropolitan Water District of Southern California, MERLOTS (Series 1999 O), Weekly VRDNs              12,500,000
                   (Wachovia Bank N.A. LIQ), 3.510%, 2/7/2007
     9,710,000     Montebello, CA, Public Financing Authority (Series 2004A: Montebello Hotel), Weekly VRDNs               9,710,000
                   (Montebello, CA)/(Union Bank of California, N.A. LOC), 3.540%, 2/7/2007
    15,200,000     Monterey Peninsula, CA, Water Management District, Wastewater Reclaimation Weekly VRDNs (Bank          15,200,000
                   of America N.A. LOC), 3.450%, 2/1/2007
    11,050,000 3,4 Newport-Mesa, CA, Unified School District, Class A Certificates (Series 3047), Weekly VRDNs            11,050,000
                   (MBIA Insurance Corp. INS)/(Bear Stearns Cos., Inc. LIQ), 3.550%, 2/7/2007
     5,870,000 3,4 Newport-Mesa, CA, Unified School District, ROCs (Series 2060), Weekly VRDNs (FGIC                       5,870,000
                   INS)/(Citigroup, Inc. LIQ), 3.590%, 2/1/2007
    10,500,000 3,4 North Orange County, CA, Community College District, Class A Certificates (Series 3034),               10,500,000
                   Weekly VRDNs (FGIC INS)/(Bear Stearns Cos., Inc. LIQ), 3.700%, 2/7/2007
     7,930,000     Northern California Transmission Agency (Series 2002-A), Weekly VRDNs (FSA INS)/(Dexia Credit           7,930,000
                   Local LIQ), 3.450%, 2/1/2007
     3,300,000 3,4 Oakland, CA, MERLOTS (Series 2000M), Weekly VRDNs (1800 Harrison Foundation)/                           3,300,000
                   (AMBAC INS)/(Wachovia Bank N.A. LIQ), 3.510%, 2/7/2007
     2,950,000     Orange County, CA, IDA (Series 1999D), Weekly VRDNs (Trabuco Highlands Apartments)/                     2,950,000
                   (FHLMC LOC), 3.490%, 2/1/2007
     4,960,000 3,4 Oxnard, CA, Financing Authority, Water Revenue (SG 174) Weekly VRDNs (XL Capital Assurance              4,960,000
                   Inc. INS)/(Societe Generale, Paris LIQ), 3.630%, 2/1/2007
     5,980,000 3,4 Placentia-Yorba Linda, CA, Unified School District, PUTTERs (Series 457), Weekly VRDNs (FGIC            5,980,000
                   INS)/(JPMorgan Chase Bank, N.A. LIQ), 3.610%, 2/1/2007
     7,555,000 3,4 Poway, CA, Unified School District, Floater Certificates (Series 2006-1506), Weekly VRDNs (FSA          7,555,000
                   INS)/(Morgan Stanley LIQ), 3.600%, 2/1/2007
    16,100,000     Regents of University of California (Series A), 3.42% CP, Mandatory Tender 4/10/2007                   16,100,000
     5,200,000     Riverside County, CA (Series B-1), 3.50% CP (WestLB AG (GTD) LOC), Mandatory Tender 2/15/2007           5,200,000
     2,600,000 3,4 Sacramento County, CA, Sanitation District, MERLOTS (Series 2000 SSS), Weekly VRDNs (Wachovia           2,600,000
                   Bank N.A. LIQ)/(United States Treasury PRF), 3.510%, 2/7/2007
    20,000,000     Sacramento County, CA (2006 Series A), 4.50% TRANs, 7/17/2007                                          20,070,638
     7,365,000 3,4 Sacramento, CA, City Financing Authority, (PT-3485) Weekly VRDNs (AMBAC INS)/(Merrill Lynch &           7,365,000
                   Co., Inc. LIQ), 3.610%, 2/1/2007
    25,755,000 3,4 Sacramento, CA, Municipal Utility District, MERLOTS (Series 2000 A10) Weekly VRDNs (AMBAC              25,755,000
                   INS)/(Bank of New York LIQ), 3.510%, 2/7/2007
     3,980,000 3,4 Sacramento, CA, Municipal Utility District, Variable Certificates (Series 2002M), Weekly VRDNs          3,980,000
                   (AMBAC INS)/(Bank of America N.A. LIQ), 3.610%, 2/1/2007
    12,000,000     San Diego County, CA, Water Authority (Series 2), 3.51% CP, Mandatory Tender 2/7/2007                  12,000,000
    10,000,000     San Diego County, CA, Water Authority (Series 3), 3.50% CP, Mandatory Tender 3/13/2007                 10,000,000
    11,000,000     San Diego County, CA, Water Authority (Series 3), 3.50% CP, Mandatory Tender 3/8/2007                  11,000,000
     6,000,000 3,4 San Diego County, CA, Water Authority, Piper Certificates (Series 2002I), Weekly VRDNs (MBIA            6,000,000
                   Insurance Corp. INS)/(Bank of New York LIQ), 3.620%, 2/1/2007
    10,000,000     San Diego County, CA (Series 2004B), Weekly VRDNs (Bishop's School)/(Bank of New York LOC),            10,000,000
                   3.520%, 2/1/2007
    35,415,000 3,4 San Diego, CA, Housing Authority, (PT-501) Weekly VRDNs (Mirada at La Jolla Colony                     35,415,000
                   Apartments)/(Danske Bank A/S LIQ)/(Danske Bank A/S LOC), 3.660%, 2/1/2007
     7,710,000 3,4 San Diego, CA, Unified School District, (PT-3727) Weekly VRDNs (FSA INS)/(Merrill Lynch & Co.,          7,710,000
                   Inc. LIQ), 3.610%, 2/1/2007
     7,060,000 3,4 San Diego, CA, Unified School District, Austin (Series BOA 110), Weekly VRDNs (FSA INS)/(Bank           7,060,000
                   of America N.A. LIQ), 3.610%, 2/1/2007
     5,555,000 3,4 San Francisco, CA, City & County Airport Commission, (PT-3725) Weekly VRDNs (FGIC                       5,555,000
                   INS)/(Merrill Lynch & Co., Inc. LIQ), 3.610%, 2/1/2007
     4,340,000 3,4 San Francisco, CA, City and County, (PA-1387) Weekly VRDNs (Laguna Honda Hospital)/                     4,340,000
                   (FSA INS)/(Merrill Lynch & Co., Inc. LIQ), 3.610%, 2/1/2007
    20,000,000     San Francisco, CA, Redevelopment Agency Community Facilities District No. 7 (Hunters Point             20,000,000
                   Shipyard Phase One), (Series 2005A) Weekly VRDNs (KBC Bank NV LOC), 3.450%, 2/1/2007
     3,000,000     San Francisco, CA, Redevelopment Finance Agency (1985 Issue D; Series A), Weekly VRDNs                  3,000,000
                   (Bayside Village Associates)/(JPMorgan Chase Bank, N.A. LOC), 3.370%, 2/7/2007
    12,600,000     San Francisco, CA, Redevelopment Finance Agency (1985 Issue D; Series B), Weekly VRDNs                 12,600,000
                   (Bayside Village Associates)/(JPMorgan Chase Bank, N.A. LOC), 3.370%, 2/7/2007
     4,180,000 3,4 San Joaquin Hills, CA, Transportation Corridor Agency, (PZ-187) Weekly VRDNs (MBIA Insurance            4,180,000
                   Corp. INS)/(Merrill Lynch & Co., Inc. LIQ), 3.660%, 2/1/2007
     4,900,000     San Joaquin Hills, CA, Transportation Corridor Agency (Series 1993), 7.55% Bonds (United                5,176,380
                   States Treasury PRF 1/1/2008@102)/(Original Issue Yield: 7.55%), 1/1/2008
    11,615,000 3,4 San Joaquin Hills, CA, Transportation Corridor Agency (Series 2006FR/RI-P59), Weekly VRDNs             11,615,000
                   (United States Treasury COL)/(Lehman Brothers Holdings, Inc. LIQ), 3.440%, 2/7/2007
     5,690,000 3,4 San Joaquin Hills, CA, Transportation Corridor Agency, Floater Certificates (Series 2006-               5,690,000
                   1524), Weekly VRDNs (MBIA Insurance Corp. INS)/(Morgan Stanley LIQ), 3.620%, 2/1/2007
     2,270,000 3,4 San Joaquin Hills, CA, Transportation Corridor Agency, GS Trust (Series 2006 90TPZ), Weekly             2,270,000
                   VRDNs (MBIA Insurance Corp. INS)/(Goldman Sachs Group, Inc. LIQ), 3.640%, 2/1/2007
     1,163,000 3,4 San Joaquin Hills, CA, Transportation Corridor Agency, GS Trust (Series 2006 91TPZ), Weekly             1,163,000
                   VRDNs (MBIA Insurance Corp. INS)/(Goldman Sachs Group, Inc. LIQ), 3.640%, 2/1/2007
     2,840,000 3,4 San Joaquin Hills, CA, Transportation Corridor Agency, PUTTERs (Series 1409), Weekly VRDNs              2,840,000
                   (United States Treasury COL)/(JPMorgan Chase Bank, N.A. LIQ), 3.640%, 2/1/2007
     2,630,000 3,4 San Jose, CA, Airport, ROCs (Series 2004), Weekly VRDNs (FSA INS)/(Citigroup, Inc. LIQ),                2,630,000
                   3.590%, 2/1/2007
    19,995,000 3,4 San Jose, CA, Redevelopment Agency, (PT-3782) Weekly VRDNs (AMBAC INS)/(Merrill Lynch & Co.,           19,995,000
                   Inc. LIQ), 3.610%, 2/1/2007
     4,120,000 3,4 San Jose, CA, Unified School District, (PT-3497) Weekly VRDNs (FGIC INS)/(Merrill Lynch & Co.,          4,120,000
                   Inc. LIQ), 3.610%, 2/1/2007
     1,410,000 3,4 San Jose, CA, Unified School District, (PZ-115) Weekly VRDNs (FGIC INS)/(Merrill Lynch & Co.,           1,410,000
                   Inc. LIQ), 3.650%, 2/1/2007
    13,080,000 3,4 San Jose, CA, Unified School District, Class A Certificates (Series 3021), Weekly VRDNs (FGIC          13,080,000
                   INS)/(Bear Stearns & Co., Inc. LIQ), 3.700%, 2/7/2007
     9,780,000 3,4 San Mateo County, CA, Community College District, Class A Certificates (Series 3043), Weekly            9,780,000
                   VRDNs (MBIA Insurance Corp. INS)/(Bear Stearns Cos., Inc. LIQ), 3.550%, 2/7/2007
     8,220,000 3,4 San Mateo County, CA, Community College District, GS Trust (Series 2006-96Z), Weekly VRDNs              8,220,000
                   (MBIA Insurance Corp. INS)/(Goldman Sachs Group, Inc. LIQ), 3.640%, 2/1/2007
    19,880,000     Santa Rosa, CA, Wastewater (Series 2004A), Weekly VRDNs (Landesbank Baden-Wuerttemberg (GTD)           19,880,000
                   LOC), 3.450%, 2/1/2007
     2,195,000 3,4 Tahoe Truckee, CA, Unified School District, MERLOTS (Series 2001-A72), Weekly VRDNs (MBIA               2,195,000
                   Insurance Corp. INS)/(Wachovia Bank N.A. LIQ), 3.560%, 2/7/2007
    19,095,000 3,4 Tobacco Securitization Authority of Southern California, (PA-1390) Weekly VRDNs (San Diego             19,095,000
                   County, CA, Tobacco Asset Securitization Corp.)/(Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch
                   & Co., Inc. LOC), 3.670%, 2/1/2007
     8,280,000 3,4 Trustees of the California State University, Roaring Forks (Series 2005-3), Weekly VRDNs                8,280,000
                   (AMBAC INS)/(Bank of New York LIQ), 3.540%, 2/1/2007
     9,000,000 3,4 University of California, AUSTIN (Series 117), Weekly VRDNs (FSA INS)/(Bank of America N.A.             9,000,000
                   LIQ), 3.610%, 2/1/2007
     4,600,000     Vallejo, CA, Water Enterprise (Series 2001A), Weekly VRDNs (JPMorgan Chase Bank, N.A. LOC),             4,600,000
                   3.430%, 2/7/2007
     5,500,000     Vernon, CA, Natural Gas Financing Authority (2006 Series B), Weekly VRDNs (Vernon Gas)/(MBIA            5,500,000
                   Insurance Corp. INS)/(Citibank N.A., New York LIQ), 3.360%, 2/7/2007
    17,000,000     Victorville, CA, Joint Powers Financing Authority (Series 2005A: Cogeneration Facility),               17,000,000
                   Weekly VRDNs (Victorville, CA)/(Fortis Bank SA/NV LOC), 3.450%, 2/7/2007
     6,000,000     Victorville, CA, Joint Powers Financing Authority (Series 2006A: Cogeneration Facility),                6,000,000
                   Weekly VRDNs (Victorville, CA)/(Fortis Bank SA/NV LOC), 3.450%, 2/7/2007
    18,655,000     West Covina, CA, Public Financing Authority (Series 2002B), Weekly VRDNs (West Covina,                 18,655,000
                   CA)/(CALSTRS (California State Teachers' Retirement System) LOC), 3.450%, 2/7/2007
    14,500,000     Whittier, CA (Series 2004), Weekly VRDNs (Whittier College)/(Radian Asset Assurance INS)/(Bank         14,500,000
                   of New York LIQ), 3.650%, 2/1/2007
     2,830,000 3,4 William S. Hart, CA, Union High School District, ROCs (Series 648WFZ), Weekly VRDNs (FSA                2,830,000
                   INS)/(Wells Fargo & Co. LIQ), 3.640%, 2/1/2007
                      TOTAL                                                                                            1,924,332,353
                   PUERTO RICO--12.4%
     6,000,000 3,4 Commonwealth of Puerto Rico, (MT-221), 3.60% TOBs (MBIA Insurance Corp. INS)/(Merrill Lynch &           6,000,000
                   Co., Inc. LIQ), Optional Tender 7/12/2007
     6,925,000 3,4 Commonwealth of Puerto Rico, (MT-291), 3.53% TOBs (XL Capital Assurance Inc. INS)/                      6,925,000
                   (Merrill Lynch & Co., Inc. LIQ), Optional Tender 10/18/2007
    33,570,000 3,4 Commonwealth of Puerto Rico (Series 2002-746d), Weekly VRDNs (FSA INS)/(Morgan Stanley LIQ),           33,570,000
                   3.600%, 2/1/2007
    36,000,000     Commonwealth of Puerto Rico (Series 2007), 4.50% TRANs (BNP Paribas SA, Banco Bilbao Vizcaya           36,172,383
                   Argentaria SA, Banco Santander Central Hispano, S.A., Bank of Nova Scotia, Toronto, Dexia
                   Credit Local and Fortis Bank SA/NV LOCs), 7/30/2007
    24,550,000 3,4 Puerto Rico Commonwealth Infrastructure Financing Authority, (MT-220), 3.60% TOBs (AMBAC               24,550,000
                   INS)/(Merrill Lynch & Co., Inc. LIQ), Optional Tender 7/12/2007
     6,900,000 3,4 Puerto Rico Commonwealth Infrastructure Financing Authority, RBC Floater Certificates (Series           6,900,000
                   I-3) Weekly VRDNs (AMBAC INS)/(Royal Bank of Canada, Montreal LIQ), 3.630%, 2/1/2007
     4,550,000 3,4 Puerto Rico Electric Power Authority, Roaring Forks (Series 2005-23), Weekly VRDNs (XL Capital          4,550,000
                   Assurance Inc. INS)/(Bank of New York LIQ), 3.640%, 2/1/2007
    60,850,000 3,4 Puerto Rico Highway and Transportation Authority, (PT-3189) Weekly VRDNs ((AMBAC, CDC IXIS             60,850,000
                   Financial Guaranty N.A. INS) and Dexia Credit Local LIQs), 3.600%, 2/1/2007
    30,575,000 3,4 Puerto Rico Highway and Transportation Authority, Floater Certificates 2001-586 Weekly VRDNs           30,575,000
                   (FSA INS)/(Morgan Stanley LIQ), 3.600%, 2/1/2007
    21,595,000 3,4 Puerto Rico Infrastructure Financing Authority (Series 2000-483), Weekly VRDNs (Puerto Rico            21,595,000
                   Infrastructure Financing Authority, Special Obligation 2000 A)/(Morgan Stanley LIQ), 3.600%,
                   2/1/2007
     9,610,000 3,4 Puerto Rico Public Building Authority, (MT-343), 3.60% TOBs (AMBAC INS)/(Bayerische Landesbank          9,610,000
                   LIQ), Optional Tender 7/12/2007
    14,995,000 3,4 Puerto Rico Public Finance Corp., Class A Certificates (Series 2002-195), Weekly VRDNs (AMBAC          14,995,000
                   INS)/(Bear Stearns & Co., Inc. LIQ), 3.450%, 2/7/2007
    17,885,000 3,4 Puerto Rico Public Finance Corp., Floater Certificates (Series 2002-705D), Weekly VRDNs (AMBAC         17,885,000
                   INS)/(Morgan Stanley LIQ), 3.600%, 2/1/2007
                      TOTAL                                                                                              274,177,383
                      TOTAL MUNICIPAL INVESTMENTS-99.5%                                                                2,198,509,736
                      (AT AMORTIZED COST)5
                      OTHER ASSETS AND LIABILITIES -NET -0.5%                                                             10,121,312
                      TOTAL NET ASSETS -100%                                                                         $ 2,208,631,048

     At January 31, 2007, the Fund holds no securities that are subject to the federal alternative minimum tax (AMT).

1 The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1, or MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories. Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.

     At January 31, 2007, the portfolio securities were rated as follows:
     Tier Rating Percentages Based on Total Market Value
     FIRST TIER                                     SECOND TIER
     100.0%                                         0.0%

2    Current rate and next reset date shown for Variable Rate Demand Notes.

3 Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At January 31, 2007, these restricted securities amounted to $1,085,057,026, which represented 49.1% of total net assets.

4 Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees. At January 31, 2007, these liquid restricted securities amounted to $1,085,057,026, which represented 49.1% of total net assets.

5    Also represents cost for federal tax purposes.


Note: The categories of investments are shown as a percentage of total net assets at January 31, 2007.

INVESTMENT VALUATION
The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended.

The following acronyms are used throughout this portfolio:

 AMBAC   --American Municipal Bond Assurance Corporation
 AMT     --Alternative Minimum Tax
 COL     --Collateralized
 CP      --Commercial Paper
 FGIC    --Financial Guaranty Insurance Company
 FHLMC   --Federal Home Loan Mortgage Corporation
 FSA     --Financial Security Assurance
 GNMA    --Government National Mortgage Association
 GTD     --Guaranteed
 IDA     --Industrial Development Authority
 INS     --Insured
 LIQ(s)  --Liquidity Agreement(s)
 LOC(s)  --Letter(s) of Credit
 MERLOTS --Municipal Exempt Receipts -- Liquidity Optional Tender Series
 PCFA    --Pollution Control Finance Authority
 PRF     --Prerefunded
 PUTTERs --Puttable Tax-Exempt Receipts
 ROCs    --Reset Option Certificates
 SWP     --Swap Agreement
 TOBs    --Tender Option Bonds
 TOPS    --Trust Obligation Participating Securities
 TRANs   --Tax and Revenue Anticipation Notes
 VRDNs   --Variable Rate Demand Notes






CONNECTICUT MUNICIPAL CASH TRUST
PORTFOLIO OF INVESTMENTS
January 31, 2007 (unaudited)

  PRINCIPAL     VALUE
  AMOUNT

                   SHORT-TERM MUNICIPALS--99.4%1,2
                   CONNECTICUT--91.1%
  $  3,850,000     Connecticut Development Authority Health Care Revenue, (Series 1993A) Weekly VRDNs (Corporation     $   3,850,000
                   for Independent Living)/(Dexia Credit Local LOC), 3.500%, 2/7/2007
     4,100,000     Connecticut Development Authority, (Series 1993) Weekly VRDNs (Rand-Whitney Containerboard              4,100,000
                   LP)/(Bank of Montreal LOC), 3.550%, 2/7/2007
       290,000     Connecticut Development Authority, (Series 1997) Weekly VRDNs (Porcelen Ltd., CT LLC)/(U.S.               290,000
                   Bank, N.A. LOC), 3.630%, 2/7/2007
     4,600,000     Connecticut Development Authority, (Series 1999), 3.63% CP (New England Power Co.), Mandatory           4,600,000
                   Tender 3/8/2007
     5,000,000     Connecticut Development Authority, (Series 1999), 3.64% CP (New England Power Co.), Mandatory           5,000,000
                   Tender 2/8/2007
     1,530,000     Connecticut Development Authority, (Series 2001) Weekly VRDNs (Loracon LLC)/(Wachovia Bank N.A.         1,530,000
                   LOC), 3.760%, 2/1/2007
     4,970,000 3,4 Connecticut State Airport, (PA-826R) Weekly VRDNs (Bradley International Airport)/(FGIC                 4,970,000
                   INS)/(Merrill Lynch & Co., Inc. LIQ), 3.640%, 2/1/2007
     4,845,000 3,4 Connecticut State Clean Water Fund, PA-547R Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ),               4,845,000
                   3.640%, 2/1/2007
     3,035,000     Connecticut State HEFA, (Series A) Weekly VRDNs (Academy of Our Lady of Mercy Lauralton                 3,035,000
                   Hall)/(Allied Irish Banks PLC LOC), 3.620%, 2/1/2007
     2,035,000     Connecticut State HEFA, (Series A) Weekly VRDNs (Children's School)/(Bank of New York LOC),             2,035,000
                   3.610%, 2/1/2007
       600,000     Connecticut State HEFA, (Series A) Weekly VRDNs (Ethel Walker School)/(Allied Irish Banks PLC             600,000
                   LOC), 3.620%, 2/1/2007
     1,500,000     Connecticut State HEFA, (Series A) Weekly VRDNs (Forman School Issue)/(Citizens Bank of Rhode           1,500,000
                   Island LOC), 3.530%, 2/7/2007
     2,505,000     Connecticut State HEFA, (Series A) Weekly VRDNs (The Whitby School)/(Bank of New York LOC),             2,505,000
                   3.630%, 2/1/2007
     2,815,000     Connecticut State HEFA, (Series A) Weekly VRDNs (Washington Montessori School)/(Wachovia Bank           2,815,000
                   N.A. LOC), 3.610%, 2/1/2007
     3,425,000     Connecticut State HEFA, (Series A) Weekly VRDNs (Williams School)/(Citizens Bank of Connecticut         3,425,000
                   LOC), 3.630%, 2/1/2007
     8,990,000     Connecticut State HEFA, (Series E) Weekly VRDNs (Lawrence & Memorial Hospital, Inc.)/(Radian            8,990,000
                   Asset Assurance INS)/(Bank of America N.A. LIQ), 3.550%, 2/7/2007
     1,100,000     Connecticut State HEFA, (Series E) Weekly VRDNs (Taft School)/(Wachovia Bank N.A. LOC), 3.500%,         1,100,000
                   2/7/2007
       500,000     Connecticut State HEFA, (Series F) Daily VRDNs (Quinnipiac University)/(Radian Asset Assurance            500,000
                   INS)/(JPMorgan Chase Bank, N.A. LIQ), 3.650%, 2/1/2007
       600,000     Connecticut State HEFA, (Series J) Weekly VRDNs (Middlesex Hospital)/(Wachovia Bank N.A. LOC),            600,000
                   3.610%, 2/1/2007
     2,550,000 3,4 Connecticut State HEFA, Floater Certificates (Series 2006-1353) Weekly VRDNs (Connecticut State         2,550,000
                   University System)/(FGIC INS)/(Morgan Stanley LIQ), 3.630%, 2/1/2007
     4,780,000 3,4 Connecticut State HFA, (PT-3628) Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ), 3.660%, 2/1/2007         4,780,000
     9,010,000 3,4 Connecticut State HFA, (Series 2005 FR/RI-L14) Weekly VRDNs (Lehman Brothers Holdings, Inc.             9,010,000
                   LIQ), 3.600%, 2/7/2007
    12,995,000 3,4 Connecticut State HFA, Variable Rate Certificates (Series 1998T), 3.60% TOBs (Bank of America          12,995,000
                   N.A. LIQ), Optional Tender 3/8/2007
     4,965,000 3,4 Connecticut State Transportation Infrastructure Authority, ROCs (Series 4068) Weekly VRDNs              4,965,000
                   (AMBAC INS)/(Citigroup, Inc. LIQ), 3.640%, 2/1/2007
     4,800,000 3,4 Connecticut State, (Series 2001 - JPMC4) Daily VRDNs (J.P. Morgan Chase & Co. LIQ), 3.710%,             4,800,000
                   2/1/2007
     4,815,000 3,4 Connecticut State, Austin Trust (Series 2002A) Weekly VRDNs (FSA INS)/(Bank of America N.A.             4,815,000
                   LIQ), 3.640%, 2/1/2007
     6,395,000 3,4 Connecticut State, GS Trust (Series 2006-75) Weekly VRDNs (AMBAC INS)/(Goldman Sachs Group, Inc.        6,395,000
                   LIQ), 3.650%, 2/1/2007
     6,635,000 3,4 Connecticut State, PUTTERs (Series 320) Weekly VRDNs (J.P. Morgan Chase & Co. LIQ), 3.640%,             6,635,000
                   2/1/2007
     6,900,000 3,4 Connecticut State, PUTTERs (Series 1550) Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ), 3.640%,          6,900,000
                   2/1/2007
     4,000,000 3,4 Connecticut State, (Series 2000-515) Weekly VRDNs (Morgan Stanley LIQ), 3.630%, 2/1/2007                4,000,000
     4,625,000     East Haven, CT, 4.50% BANs, 8/24/2007                                                                   4,646,695
       800,000     New Britain, CT, (Series 2005) Weekly VRDNs (AMBAC INS)/(Bank of Nova Scotia, Toronto LIQ),               800,000
                   3.510%, 2/7/2007
     2,000,000     New Britain, CT, 5.00% BANs, 4/5/2007                                                                   2,004,597
     4,500,000     New Haven, CT, (Series 2002A), 3.50% CP (Landesbank Hessen-Thueringen (GTD) LOC), Mandatory             4,500,000
                   Tender 3/6/2007
    10,000,000     New Haven, CT, (Series 2002A), 3.53% CP (Landesbank Hessen-Thueringen (GTD) LOC), Mandatory            10,000,000
                   Tender 3/1/2007
     9,780,000     New Haven, CT, (Series 2002A), 3.57% CP (Landesbank Hessen-Thueringen (GTD) LOC), Mandatory             9,780,000
                   Tender 2/9/2007
     5,000,000     New Haven, CT, 4.50% BANs, 2/15/2007                                                                    5,001,298
     5,000,000     Plainfield, CT, 4.00% BANs, 7/9/2007                                                                    5,006,551
     6,245,000     Seymour, CT, 4.50% BANs, 8/15/2007                                                                      6,270,727
     3,665,000     Shelton, CT Housing Authority, (Series 1998) Weekly VRDNs (Crosby Commons)/(Wachovia Bank N.A.          3,665,000
                   LOC), 3.660%, 2/1/2007
     1,840,000 3,4 Weston, CT, ROCs (Series 6501) Weekly VRDNs (Citigroup, Inc. LIQ), 3.640%, 2/1/2007                     1,840,000
                      TOTAL                                                                                              177,649,868
                   PUERTO RICO--8.3%
     5,820,000 3,4 Commonwealth of Puerto Rico, (MT-221), 3.60% TOBs (MBIA Insurance Corp. INS)/(Merrill Lynch &           5,820,000
                   Co., Inc. LIQ), Optional Tender 7/12/2007
     5,965,000 3,4 Puerto Rico Electric Power Authority, Roaring Forks (Series 2005-23) Weekly VRDNs (XL Capital           5,965,000
                   Assurance Inc. INS)/(Bank of New York LIQ), 3.640%, 2/1/2007
       530,000 3,4 Puerto Rico HFA, (Series 2003 FR/RI-L30J) Weekly VRDNs (GNMA COL)/(Lehman Brothers Holdings,              530,000
                   Inc. LIQ), 3.560%, 2/7/2007
     3,935,000 3,4 Puerto Rico Highway and Transportation Authority, MERLOTS (Series 2000-FFF) Weekly VRDNs (MBIA          3,935,000
                   Insurance Corp. INS)/(Wachovia Bank N.A. LIQ), 3.500%, 2/7/2007
                      TOTAL                                                                                               16,250,000
                      TOTAL MUNICIPAL INVESTMENTS - 99.4%                                                                193,899,868
                      (AT AMORTIZED COST)5
                      OTHER ASSETS AND LIABILITIES -NET-0.6%                                                               1,164,716
                      TOTAL NET ASSETS -100%                                                                           $ 195,064,584

     Securities that are subject to the federal alternative minimum tax (AMT) represent 19.7% of the portfolio as calculated based upon total market value.

1 The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1, or SP-2 by Standard & Poor's, MIG-1, or MIG-2 by Moody's Investors Service, or F-1+, F-1, or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories. Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.

     At January 31, 2007, the portfolio securities were rated as follows:
     Tier Rating Percentages Based on Total Market Value
     FIRST TIER                                     SECOND TIER
     100.0%                                         0.0%

2    Current rate and next reset date shown for Variable Rate Demand Notes.

3 Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At January 31, 2007, these restricted securities amounted to $95,750,000, which represented 49.1% of total net assets.

4 Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees. At January 31, 2007, these liquid restricted securities amounted to $95,750,000, which represented 49.1% of total net assets.

5    Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at January 31, 2007.

INVESTMENT VALUATION

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended.



The following acronyms are used throughout this portfolio:

 AMBAC   --American Municipal Bond Assurance Corporation
 BANs    --Bond Anticipation Notes
 COL     --Collateralized
 CP      --Commercial Paper
 FGIC    --Financial Guaranty Insurance Company
 FSA     --Financial Security Assurance
 GNMA    --Government National Mortgage Association
 GTD     --Guaranteed
 HEFA    --Health and Education Facilities Authority
 HFA     --Housing Finance Authority
 INS     --Insured
 LIQ     --Liquidity Agreement
 LOC     --Letter of Credit
 MERLOTS --Municipal Exempt Receipts -- Liquidity Optional Tender Series PUTTERs --Puttable Tax-Exempt Receipts
 ROCs    --Reset Option Bonds
 TOBs    --Tender Option Bonds
 VRDNs   --Variable Rate Demand Notes






FEDERATED TAX-FREE TRUST
PORTFOLIO OF INVESTMENTS
January 31, 2007 (unaudited)

  PRINCIPAL     VALUE
  AMOUNT

                   SHORT-TERM MUNICIPALS --99.3%1,2
                   ALABAMA--2.2%
  $    750,000     Alabama HFA MFH, (2000 Series A:Turtle Lake) Weekly VRDNs (Double Lake Ventures LLC)/(FNMA LOC),    $     750,000
                   3.650%, 2/1/2007
     1,000,000 3,4 Alabama State Public School & College Authority, (PA-918R) Weekly VRDNs (Merrill Lynch & Co.,           1,000,000
                   Inc. LIQ), 3.660%, 2/1/2007
     1,000,000 3,4 Alabama State Public School & College Authority, PUTTERs (Series 124) Weekly VRDNs (FGIC                1,000,000
                   INS)/(J.P. Morgan Chase & Co. LIQ), 3.660%, 2/1/2007
       500,000     Birmingham, AL Airport Authority, (Series 2003A) Weekly VRDNs (FSA INS)/(Dexia Credit Local               500,000
                   LIQ), 3.620%, 2/1/2007
     1,200,000     Jefferson County, AL Sewer System, Warrants (Series 2002 C-2) Weekly VRDNs (XL Capital Assurance        1,200,000
                   Inc. INS)/(JPMorgan Chase Bank, N.A. LIQ), 3.630%, 2/1/2007
                       TOTAL                                                                                               4,450,000
                   COLORADO--1.6%
     3,190,000     Triview, CO Metropolitan District, 3.75% TOBs (Compass Bank, Birmingham LOC), Mandatory Tender          3,190,000
                   11/1/2007
                   CONNECTICUT--1.0%
     2,000,000 3,4 Connecticut State HFA, Variable Rate Certificates (Series 1998S) Weekly VRDNs (Bank of America          2,000,000
                   N.A. LIQ), 3.640%, 2/1/2007
                   FLORIDA--7.4%
     4,495,000     Eustis Health Facilities Authority, FL, (Series 1985) Weekly VRDNs (Waterman Medical                    4,495,000
                   Center)/(SunTrust Bank LOC), 3.680%, 2/1/2007
    10,000,000     Highlands County, FL Health Facilities Authority, (Series 2006B-2) Weekly VRDNs (Adventist             10,000,000
                   Health System/Sunbelt Obligated Group)/(FGIC INS)/(Dexia Credit Local LIQ), 3.690%, 2/1/2007
                       TOTAL                                                                                              14,495,000
                   ILLINOIS--2.8%
     5,500,000     Crestwood Village, IL, 135th and Cicero Redevelopment (Series 2004) Weekly VRDNs (Fifth Third           5,500,000
                   Bank, Cincinnati LOC), 3.660%, 2/1/2007
                   INDIANA--7.6%
     4,890,000     Frankfort, IN EDA, (Series 2004) Weekly VRDNs (Wesley Manor, Inc.)/(Key Bank, N.A. LOC), 3.660%,        4,890,000
                   2/1/2007
       610,000     Indiana Health & Educational Facility Financing Authority, (Series B), 5.00% Bonds (Clarian               610,285
                   Health Obligated Group), 2/15/2007
     9,540,000     St. Joseph County, IN, (Series 2000) Weekly VRDNs (South Bend Medical Foundation)/                      9,540,000
                   (National City Bank LOC), 3.690%, 2/1/2007
                       TOTAL                                                                                              15,040,285
                   MARYLAND--2.0%
     3,000,000 3,4 ABN AMRO MuniTOPS Certificates Trust (Maryland Non-AMT)/(Series 2003-19), 3.67% TOBs (Baltimore,        3,000,000
                   MD)/(FGIC INS)/(ABN AMRO Bank NV, Amsterdam LIQ), Optional Tender 8/23/2007
     1,000,000     Maryland Community Development Administration - Residential Revenue, 2006 (Series M), 3.67%             1,000,000
                   BANs, 9/12/2007
                       TOTAL                                                                                               4,000,000
                   MICHIGAN--3.9%
     1,995,000 3,4 Detroit, MI City School District, Solar Eclipse Certificates (Series 2006-0001), 3.55% TOBs (FSA        1,995,000
                   INS)/(U.S. Bank, N.A. LIQ), Optional Tender 3/8/2007
        80,000 3,4 Detroit, MI City School District, Variable Rate Certificates (Series 2001-P) Weekly VRDNs (FSA             80,000
                   INS)/(Bank of America N.A. LIQ), 3.710%, 2/1/2007
     4,000,000 3,4 Detroit, MI Sewage Disposal System, (Series 2006-BNY 4), 3.65% TOBs (FSA INS)/(Bank of New York         4,000,000
                   LIQ), Optional Tender 4/2/2007
     1,590,000     Michigan State Strategic Fund, (Series 2005) Weekly VRDNs (Detroit Public Television)/                  1,590,000
                   (Comerica Bank LOC), 3.650%, 2/1/2007
                       TOTAL                                                                                               7,665,000
                   MINNESOTA--5.1%
     6,000,000 3,4 Minneapolis/St. Paul, MN Metropolitan Airports Commission, SGA 127 (Series 2001) Weekly VRDNs           6,000,000
                   (FGIC INS)/(Societe Generale, Paris LIQ), 3.530%, 2/7/2007
     4,000,000     Minnesota Agricultural and Economic Development Board, (Series 1996) Weekly VRDNs (Evangelical          4,000,000
                   Lutheran Good Samaritan Society)/(Allied Irish Banks PLC LOC), 3.660%, 2/1/2007
                       TOTAL                                                                                              10,000,000
                   MISSISSIPPI--8.9%
    17,500,000     Mississippi Business Finance Corp., (Series 2006) Weekly VRDNs (Rush Medical                           17,500,000
                   Foundation)/(Regions Bank, Alabama LOC), 3.650%, 2/1/2007
                   MISSOURI--1.4%
     2,715,000     Howell County, MO IDA, (Series 1992), 3.85% TOBs (Safeway Inc.)/(Deutsche Bank Trust Co.                2,715,000
                   Americas LOC), Mandatory Tender 2/1/2007
                   MULTI STATE--7.5%
     2,026,550 3,4 ABN AMRO Chicago Corp. 1997-1 LeaseTOPS Trust Weekly VRDNs (LaSalle Bank, N.A. LIQ)/(LaSalle            2,026,550
                   Bank, N.A. LOC), 3.810%, 2/1/2007
     9,865,000 3,4 Puttable Floating Option Tax-Exempt Receipts (P-Floats+ Series EC-001)  VRDNs ((AMBAC, FGIC,            9,865,000
                   FSA, MBIA Insurance Corp., XL Capital Assurance Inc. INS) and Merrill Lynch & Co., Inc. LIQs),
                   3.810%, 2/1/2007
     2,825,000 3,4 TICs/TOCs MuniMae Trust (Series 2002-1M) Weekly VRDNs (MBIA Insurance Corp. INS)/                       2,825,000
                   (Bayerische Landesbank (GTD) LIQ), 3.660%, 2/1/2007
                       TOTAL                                                                                              14,716,550
                   NEW JERSEY--1.2%
     2,384,500     Colts Neck Township, NJ, 4.50% BANs, 8/22/2007                                                          2,394,676
                   OHIO--7.5%
     3,390,000     Cuyahoga County, OH Health Care Facilities, (Series 1999) Weekly VRDNs (Hospice of the Western          3,390,000
                   Reserve)/(Fifth Third Bank, Cincinnati LOC), 3.710%, 2/1/2007
     1,780,000     Cuyahoga County, OH Hospital Authority, (Series 1998-II) Weekly VRDNs (W.O. Walker Center,              1,780,000
                   Inc.)/(AMBAC INS)/(Key Bank, N.A. LIQ), 3.670%, 2/1/2007
     3,070,000     Erie County, OH, (Series 1996A) Weekly VRDNs (Providence Care Center)/(JPMorgan Chase Bank, N.A.        3,070,000
                   LOC), 3.660%, 2/1/2007
     1,600,000     Geauga County, OH, 4.50% BANs, 8/28/2007                                                                1,607,477
     3,840,000     Marion County, OH Health Care Facilities, (Series 2002) Weekly VRDNs (United Church Homes,              3,840,000
                   Inc.)/(Key Bank, N.A. LOC), 3.550%, 2/7/2007
     1,000,000     Port of Greater Cincinnati, OH Development Authority, (Series 2003A) Weekly VRDNs (National             1,000,000
                   Underground Railroad Freedom Center, Inc.)/(Fifth Third Bank, Cincinnati, JPMorgan Chase Bank,
                   N.A. and U.S. Bank, N.A. LOCs), 3.530%, 2/7/2007
                       TOTAL                                                                                              14,687,477
                   OKLAHOMA--4.4%
     8,640,000 3,4 Tulsa, OK International Airport, Variable Rate Certificates (Series 1997B-2) Weekly VRDNs (MBIA         8,640,000
                   Insurance Corp. INS)/(Bank of America N.A. LIQ), 3.760%, 2/1/2007
                   PENNSYLVANIA--10.9%
       915,000     Allegheny County, PA IDA, (Series A of 1997) Weekly VRDNs (Jewish Community Center)/                      915,000
                   (National City Bank LOC), 3.690%, 2/1/2007
     1,000,000     Beaver County, PA IDA, (Series 2006-B) Weekly VRDNs (FirstEnergy Generation Corp.)/                     1,000,000
                   (Barclays Bank PLC LOC), 3.510%, 2/7/2007
     1,000,000     Butler County, PA IDA, (Series 2000A) Weekly VRDNs (Concordia Lutheran Ministries)/                     1,000,000
                   (Radian Asset Assurance INS)/(Bank of America N.A. LIQ), 3.630%, 2/1/2007
     3,000,000     Chester County, PA IDA, (Series of 2003) Weekly VRDNs (West Chester University)/(Citizens Bank          3,000,000
                   of Pennsylvania LOC), 3.540%, 2/7/2007
     1,500,000     Clearfield County, PA IDA, (Series 2002) Weekly VRDNs (Dubois Area Catholic School)/(PNC Bank,          1,500,000
                   N.A. LOC), 3.640%, 2/1/2007
       470,000     Dallastown Area School District, PA, (Series 1998) Weekly VRDNs (FGIC INS)/(BNP Paribas SA LIQ),          470,000
                   3.630%, 2/1/2007
       200,000     Dauphin County, PA IDA, (Series 2005) Weekly VRDNs (WITF, Inc.)/(Citizens Bank of Pennsylvania            200,000
                   LOC), 3.640%, 2/2/2007
     1,500,000 3,4 Delaware Valley, PA Regional Finance Authority, (Series 5005 BBT) Weekly VRDNs (AMBAC                   1,500,000
                   INS)/(Branch Banking & Trust Co. LIQ), 3.530%, 2/7/2007
     5,500,000     Doylestown Hospital Authority, PA, (Series 1998 B) Weekly VRDNs (Doylestown Hospital, PA)/(AMBAC        5,500,000
                   INS)/(PNC Bank, N.A. LIQ), 3.720%, 2/1/2007
     3,000,000     Doylestown Hospital Authority, PA, (Series 1998C) Weekly VRDNs (Doylestown Hospital, PA)/(AMBAC         3,000,000
                   INS)/(PNC Bank, N.A. LIQ), 3.760%, 2/1/2007
     2,365,000     Lehigh County, PA General Purpose Authority, (Series 2000) Weekly VRDNs (The Good Shepherd              2,365,000
                   Group)/(AMBAC INS)/(Wachovia Bank N.A. LIQ), 3.670%, 2/1/2007
     1,000,000     Pennsylvania EDFA, (Series 1995 B) Weekly VRDNs (Morrisons Cove Home)/(PNC Bank, N.A. LOC),             1,000,000
                   3.550%, 2/7/2007
                       TOTAL                                                                                              21,450,000
                   TEXAS--16.6%
     2,775,000 3,4 Cypress-Fairbanks, TX ISD (GS Trust Series 2006-86TP), Weekly VRDNs (MBIA Insurance Corp.               2,775,000
                   INS)/(Wells Fargo & Co. LIQ), 3.670%, 2/1/2007
     9,625,000     Harris County, TX HFDC, (Series 2000) Weekly VRDNs (Brazos Presbyterian Homes, Inc.)/                   9,625,000
                   (Allied Irish Banks PLC LOC), 3.660%, 2/1/2007
     6,375,000 3,4 Harris County, TX, ROCs (Series 4056) Weekly VRDNs (Citigroup, Inc. LIQ), 3.650%, 2/1/2007              6,375,000
     6,050,000 3,4 Lower Colorado River Authority, TX, (Series 2000 ZZZ) Weekly VRDNs (FSA INS)/(Wachovia Bank N.A.        6,050,000
                   LIQ), 3.530%, 2/7/2007
     3,985,000 3,4 Lower Colorado River Authority, TX, MERLOTS (2000 RRR) Weekly VRDNs (FSA INS)/                          3,985,000
                   (Wachovia Bank N.A. LIQ), 3.530%, 2/7/2007
     3,860,000 3,4 San Antonio, TX Electric & Gas System, MERLOTS (Series 2002-A53), 3.65% TOBs (FSA INS)/(Wachovia        3,860,000
                   Bank N.A. LIQ), Optional Tender 8/1/2007
                       TOTAL                                                                                              32,670,000
                   WASHINGTON--1.1%
     2,105,000 3,4 Washington State, MERLOTS (Series 2001-A101) Weekly VRDNs (FGIC INS)/(Wachovia Bank N.A. LIQ),          2,105,000
                   3.530%, 2/7/2007
                   WEST VIRGINIA--2.7%
     5,305,000     Cabell County Commission, WV, (Series 1995) Weekly VRDNs (Foster Foundation)/                           5,305,000
                   (Huntington National Bank, Columbus, OH LOC), 3.810%, 2/1/2007
                   WISCONSIN--3.5%
     2,900,000     Pulaski, WI Community School District, 4.10% TRANs, 9/25/2007                                           2,908,126
     3,900,000     South Milwaukee, WI School District, 4.00% TRANs, 9/19/2007                                             3,908,778
                       TOTAL                                                                                               6,816,904
                       TOTAL MUNICIPAL INVESTMENTS - 99.3%                                                               195,340,892
                       (AT AMORTIZED COST)5
                       OTHER ASSETS AND LIABILITIES - NET - 0.7%                                                           1,304,556
                       TOTAL NET ASSETS - 100%                                                                         $ 196,645,448

     At January 31, 2007, the Fund holds no securities that are subject to the federal alternative minimum tax (AMT).

1 The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1, or MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories. Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.

     At January 31, 2007, the portfolio securities were rated as follows:
     Tier Rating Percentages Based on Total Market Value
     FIRST TIER                                    SECOND TIER
     100.0%                                        0.0%

2    Current rate and next reset date shown for Variable Rate Demand Notes.

3 Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At January 31, 2007, these restricted securities amounted to $69,081,550, which represented 35.1% of total net assets.

4 Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees. At January 31, 2007, these liquid restricted securities amounted to $69,081,550, which represented 35.1% of total net assets.

5    Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at January 31, 2007.

INVESTMENT VALUATION
The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended.

The following acronyms are used throughout this portfolio:

 AMBAC   --American Municipal Bond Assurance Corporation
 AMT     --Alternative Minimum Tax
 BANs    --Bond Anticipation Notes
 EDA     --Economic Development Authority
 EDFA    --Economic Development Financing Authority
 FGIC    --Financial Guaranty Insurance Company
 FNMA    --Federal National Mortgage Association
 FSA     --Financial Security Assurance
 GTD     --Guaranteed
 HFA     --Housing Finance Authority
 HFDC    --Health Facility Development Corporation
 IDA     --Industrial Development Authority
 INS     --Insured
 ISD     --Independent School District
 LIQ(s)  --Liquidity Agreement(s)
 LOC(s)  --Letter(s) of  Credit
 MERLOTS --Municipal Exempt Receipts -- Liquidity Optional Tender Series
 MFH     --Multi-Family Housing
 PUTTERs --Puttable Tax-Exempt Receipts
 ROCs    --Reset Option Certificates
 TICs    --Trust Inverse Certificates
 TOBs    --Tender Option Bonds
 TOCs    --Tender Option Certificates
 TOPS    --Trust Obligation Participating Securities
 TRANs   --Tax and Revenue Anticipation Notes
 VRDNs   --Variable Rate Demand Notes







FLORIDA MUNICIPAL CASH TRUST
PORTFOLIO OF INVESTMENTS
January 31, 2007 (unaudited)

  PRINCIPAL     VALUE
  AMOUNT

                   SHORT-TERM MUNICIPALS--99.5%1,2
                   ALASKA--0.6%
  $  3,000,000     Valdez, AK Marine Terminal, (Series 1994B), 3.68% TOBs (Phillips Transportation Alaska,             $   3,000,000
                   Inc.)/(ConocoPhillips GTD), Optional Tender 6/1/2007
                   FLORIDA--81.7%
     9,920,000 3,4 ABN AMRO MuniTOPS Certificates Trust (Florida Non-AMT)/(Series 1999-11), 3.84% TOBs (Tampa Bay,         9,920,000
                   FL Water Utility System)/(FGIC INS)/(ABN AMRO Bank NV, Amsterdam LIQ), Optional Tender 6/14/2007
    18,505,000 3,4 ABN AMRO MuniTOPS Certificates Trust (Florida Non-AMT)/(Series 2002-24) Weekly VRDNs (Escambia         18,505,000
                   County, FL)/(AMBAC INS)/(ABN AMRO Bank NV, Amsterdam LIQ), 3.65%, 2/1/2007
     4,250,000     Alachua County, FL HFA, (Series 2006) Weekly VRDNs (Santa Fe I Apartments)/(Citibank NA, New            4,250,000
                   York LOC), 3.56%, 2/7/2007
     6,500,000 3,4 Brevard County, FL Health Facilities Authority, (PA-1342) Weekly VRDNs (Health First,                   6,500,000
                   Inc.)/(Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC), 3.67%, 2/1/2007
     5,560,000     Broward County, FL HFA, (Series 2006) Weekly VRDNs (Palms of Deerfield Beach                            5,560,000
                   Apartments)/(Citibank NA, New York LOC), 3.56%, 2/7/2007
       835,000 3,4 Broward County, FL HFA, MERLOTS (Series 2001 A27) Weekly VRDNs (GNMA COL)/                                835,000
                   (Wachovia Bank N.A. LIQ), 3.58%, 2/7/2007
     1,910,000     Broward County, FL, IDRB (Series 1993) Weekly VRDNs (American Whirlpool Products Corp.                  1,910,000
                   Project)/(Wachovia Bank N.A. LOC), 3.71%, 2/1/2007
     1,840,000     Broward County, FL, IDRBs (Series 1997) Weekly VRDNs (Fast Real Estate Partners Ltd.)/                  1,840,000
                   (SunTrust Bank LOC), 3.67%, 2/7/2007
    12,227,000 3,4 Clipper Tax-Exempt Certificates Trust (Florida-AMT) (Series 2005-17) Weekly VRDNs (Merrill Lynch       12,227,000
                   & Co., Inc. LIQ), 3.73%, 2/1/2007
     1,300,000     Dade County, FL IDA, IDRBs (Series 1996A) Weekly VRDNs (U.S. Holdings, Inc.)/(Wachovia Bank N.A.        1,300,000
                   LOC), 3.77%, 2/1/2007
     8,425,000 3,4 Escambia County, FL HFA, (Series 2004 FR/RI-L12) Weekly VRDNs (GNMA COL)/                               8,425,000
                   (Lehman Brothers Holdings, Inc. LIQ), 3.60%, 2/7/2007
     1,315,000 3,4 Escambia County, FL HFA, Variable Rate Certificate (Series 2001-C) Weekly VRDNs (GNMA COL)/(Bank        1,315,000
                   of America N.A. LIQ), 3.73%, 2/1/2007
     4,345,000     Eustis Health Facilities Authority, FL, (Series 1985) Weekly VRDNs (Waterman Medical                    4,345,000
                   Center)/(SunTrust Bank LOC), 3.68%, 2/1/2007
     5,850,000     Florida Development Finance Corp., (Series 2006C) Weekly VRDNs (Central Florida Box                     5,850,000
                   Corp.)/(Regions Bank, Alabama LOC), 3.77%, 2/1/2007
     8,520,000     Florida HFA, (2006 Series H) Weekly VRDNs (Brook Haven Apartments)/(SunTrust Bank LOC), 3.72%,          8,520,000
                   2/1/2007
     1,240,000     Florida Higher Educational Facilities Financing Authority, (Series 2002) Weekly VRDNs (St. Leo          1,240,000
                   University, FL)/(Regions Bank, Alabama LOC), 3.64%, 2/1/2007
     3,845,000 3,4 Florida Housing Finance Corp., MERLOTS (Series 1998B) Weekly VRDNs (MBIA Insurance Corp.                3,845,000
                   INS)/(Wachovia Bank N.A. LIQ), 3.53%, 2/7/2007
     6,720,000 3,4 Florida Housing Finance Corp., MERLOTS (Series 2006-B17) Weekly VRDNs (Wachovia Bank N.A. LIQ),         6,720,000
                   3.58%, 2/7/2007
     2,280,000     Florida Housing Finance Corp., Wellesley Apartments (Series 2003 O) Weekly VRDNs (TWC Sixty-            2,280,000
                   Seven)/(Citibank NA, New York LOC), 3.57%, 2/7/2007
     6,145,000     Florida Housing Finance Corp., Wexford Apartments (Series 2003 P) Weekly VRDNs (TWC Twenty-Two          6,145,000
                   )/(Citibank NA, New York LOC), 3.57%, 2/7/2007
     9,580,000 3,4 Florida State Board of Education Capital Outlay, ROCs (Series 1014) Weekly VRDNs (Florida               9,580,000
                   State)/(Citigroup, Inc. LIQ), 3.65%, 2/1/2007
     7,960,000 3,4 Florida State Board of Education Lottery, PT-1527 Weekly VRDNs (FGIC INS)/(Merrill Lynch & Co.,         7,960,000
                   Inc. LIQ), 3.65%, 2/1/2007
     3,992,500 3,4 Florida State Department of Environmental Protection, Floater Certificates (Series 2001-722)            3,992,500
                   Weekly VRDNs (FGIC INS)/(Morgan Stanley LIQ), 3.65%, 2/1/2007
     5,000,000 3,4 Florida State Turnpike Authority, PUTTERs (Ser 218Z) Weekly VRDNs (FGIC INS)/                           5,000,000
                   (JPMorgan Chase Bank, N.A. LIQ), 3.66%, 2/1/2007
     4,995,000 3,4 Fort Myers, FL Utilities Revenue, (Series 1998-168) Weekly VRDNs (FGIC INS)/(Morgan Stanley             4,995,000
                   LIQ), 3.65%, 2/1/2007
     4,990,000 3,4 Gainesville, FL Utilities Systems, Solar Eclipse (Series 2006-0027) Weekly VRDNs (FSA INS)/(U.S.        4,990,000
                   Bank, N.A. LIQ), 3.64%, 2/1/2007
     2,500,000     Greater Orlando, FL Aviation Authority Weekly VRDNs (Cessna Aircraft Co.)/(Textron Inc. GTD),           2,500,000
                   4.61%, 2/7/2007
     4,100,000     Greater Orlando, FL Aviation Authority, Adjustable Rate (Series 1997), 3.73% TOBs (Signature            4,100,000
                   Flight Support Corp.)/(Bayerische Landesbank (Guaranteed) LOC), Optional Tender 6/1/2007
     2,587,000 3,4 Hillsborough County, FL Aviation Authority, (Series 2004-1060) Weekly VRDNs (Tampa International        2,587,000
                   Airport)/(AMBAC INS)/(Morgan Stanley LIQ), 3.68%, 2/1/2007
     3,950,000 3,4 Hillsborough County, FL Aviation Authority, MERLOTS (Series 2003-A18) Weekly VRDNs (Tampa               3,950,000
                   International Airport)/(MBIA Insurance Corp. INS)/(Wachovia Bank N.A. LIQ), 3.58%, 2/7/2007
     4,190,000     Hillsborough County, FL HFA, (Series 2005) Weekly VRDNs (Claymore Crossings                             4,190,000
                   Apartments)/(Citibank NA, New York LOC), 3.56%, 2/7/2007
     6,000,000     Hillsborough County, FL HFA, (Series 2005) Weekly VRDNs (Lake Kathy Apartments)/                        6,000,000
                   (SunTrust Bank LOC), 3.67%, 2/1/2007
     8,790,000     Hillsborough County, FL HFA, (Series 2006) Weekly VRDNs (Brandywine Apartments)/                        8,790,000
                   (Citibank NA, New York LOC), 3.56%, 2/7/2007
     5,500,000     Hillsborough County, FL IDA Weekly VRDNs (Ringhaver Equipment Co.)/(SunTrust Bank LOC), 3.90%,          5,500,000
                   2/1/2007
     6,330,000 3,4 Hillsborough County, FL IDA, (PA-1410) Weekly VRDNs (Tampa General Hospital)/(Merrill Lynch &           6,330,000
                   Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC), 3.67%, 2/1/2007
     5,500,000     Hillsborough County, FL IDA, (Series 1986) Weekly VRDNs (Seaboard Tampa Terminals                       5,500,000
                   Venture)/(Wachovia Bank N.A. LOC), 3.60%, 2/7/2007
       840,000     Hillsborough County, FL IDA, IDRB's (Series 1996) Weekly VRDNs (VIGO Importing Co.                        840,000
                   Project)/(Bank of America N.A. LOC), 3.80%, 2/1/2007
     7,600,000 3,4 Hillsborough County, FL Port District, Floater Certificates (Series 2004-1019) Weekly VRDNs             7,600,000
                   (Tampa, FL Port Authority)/(MBIA Insurance Corp. INS)/(Morgan Stanley LIQ), 3.68%, 2/1/2007
    11,285,000 3,4 Hillsborough County, FL Port District, MT-101, 3.53% TOBs (Tampa, FL Port Authority)/(MBIA             11,285,000
                   Insurance Corp. INS)/(Landesbank Hessen-Thueringen LIQ), Optional Tender 2/15/2007
     2,400,000     Indian River County, FL, IDRBs (Series 1997) Weekly VRDNs (Ocean Spray Cranberries,                     2,400,000
                   Inc.)/(Wachovia Bank N.A. LOC), 3.76%, 2/1/2007
     3,765,000     Jacksonville, FL EDC, Special Facility Airport Revenue Bonds (Series 2005B) Weekly VRDNs                3,765,000
                   (Holland-Sheltair Aviation Funding LLC)/(Mellon Bank N.A., Pittsburgh LOC), 3.68%, 2/1/2007
     2,700,000     Jacksonville, FL IDA, (Series 1996) Weekly VRDNs (Portion Pac, Inc.)/(H.J. Heinz Co. GTD),              2,700,000
                   4.66%, 2/1/2007
     4,510,000 3,4 Lee County, FL Airport, (PT-2514) Weekly VRDNs (FSA INS)/(Merrill Lynch & Co., Inc. LIQ), 3.68%,        4,510,000
                   2/1/2007
    16,895,000 3,4 Lee County, FL Solid Waste System, (Series 2006 FR/RI-P11) Weekly VRDNs (MBIA Insurance Corp.          16,895,000
                   INS)/(Lehman Brothers Holdings, Inc. LIQ), 3.60%, 2/7/2007
     4,000,000     Liberty County, FL, (Series 2000) Weekly VRDNs (Sunshine State Cypress, Inc.)/(Wachovia Bank            4,000,000
                   N.A. LOC), 3.71%, 2/1/2007
       925,000     Lynn Haven, FL, (Series 1998A) Weekly VRDNs (Merrick Industries, Inc.)/(Regions Bank, Alabama             925,000
                   LOC), 3.95%, 2/1/2007
     2,730,000     Manatee County, FL, (Series 1996A) Weekly VRDNs (Superior Electronics Group, Inc.)/                     2,730,000
                   (Wachovia Bank N.A. LOC), 3.68%, 2/1/2007
     1,860,000     Manatee County, FL, (Series 1998) Weekly VRDNs (Mader Electric, Inc.)/(Wachovia Bank N.A. LOC),         1,860,000
                   3.78%, 2/2/2007
     2,400,000     Martin County, FL IDA, Tender Industrial Revenue Bonds (Series 1986) Weekly VRDNs (Tampa Farm           2,400,000
                   Service, Inc. Project)/(SunTrust Bank LOC), 3.67%, 2/7/2007
     6,250,000 3,4 Miami-Dade County, FL Aviation, Class A Certificates (Series 7014) Weekly VRDNs (CDC IXIS               6,250,000
                   Financial Guaranty NA INS)/(Bear Stearns Cos., Inc. LIQ), 3.68%, 2/1/2007
     8,895,000 3,4 Miami-Dade County, FL Aviation, Floater Certificates (Series 2006-1326) Weekly VRDNs (CDC IXIS          8,895,000
                   Financial Guaranty NA INS)/(Morgan Stanley LIQ), 3.68%, 2/1/2007
     9,900,000 3,4 Miami-Dade County, FL Aviation, PUTTERs (Series 1447) Weekly VRDNs (CDC IXIS Financial Guaranty         9,900,000
                   NA INS)/(JPMorgan Chase Bank, N.A. LIQ), 3.68%, 2/1/2007
     8,635,000     Miami-Dade County, FL IDA, (Series 1998) Weekly VRDNs (Professional Modification Services,              8,635,000
                   Inc.)/(JPMorgan Chase Bank, N.A. LOC), 3.55%, 2/7/2007
     1,700,000     Miami-Dade County, FL IDA, (Series 2003) Weekly VRDNs (Von Drehle Holdings)/(Branch Banking &           1,700,000
                   Trust Co. LOC), 3.75%, 2/1/2007
     3,200,000     Miami-Dade County, FL IDA, (Series 2004) Weekly VRDNs (Tarmac America)/(Bank of America N.A.            3,200,000
                   LOC), 3.66%, 2/1/2007
     5,000,000     Miami-Dade County, FL IDA, (Series 2005) Weekly VRDNs (Palmer Trinity Private School)/(Key Bank,        5,000,000
                   N.A. LOC), 3.68%, 2/1/2007
     8,800,000     Miami-Dade County, FL, (Series A), 3.58% CP (Miami International Airport)/(BNP Paribas SA and           8,800,000
                   Dexia Bank, Belgium LOCs), Mandatory Tender 6/1/2007
     8,000,000     Miami-Dade County, FL, (Series A), 3.60% CP (Miami International Airport)/(BNP Paribas SA and           8,000,000
                   Dexia Bank, Belgium LOCs), Mandatory Tender 6/1/2007
     9,050,000     Miami-Dade County, FL, (Series A), 3.70% CP (Miami International Airport)/(BNP Paribas SA and           9,050,000
                   Dexia Bank, Belgium LOCs), Mandatory Tender 6/1/2007
     7,535,000 3,4 Miami-Dade County, FL, ROCs (Series 387) Weekly VRDNs (FGIC INS)/(Citibank NA, New York LIQ),           7,535,000
                   3.66%, 2/1/2007
     5,735,000     Ocean Highway and Port Authority, FL, Adjustable Demand Revenue Bonds (Series 1990) Weekly VRDNs        5,735,000
                   (Wachovia Bank N.A. LOC), 3.60%, 2/7/2007
     2,465,000     Orange County, FL HFA, (Series 2000E) Weekly VRDNs (Windsor Pines Partners, Ltd.)/                      2,465,000
                   (Bank of America N.A. LOC), 3.59%, 2/7/2007
       925,000 3,4 Orange County, FL HFA, Variable Rate Certificates (Series 1997G) Weekly VRDNs (GNMA COL)/(Bank            925,000
                   of America N.A. LIQ), 3.76%, 2/1/2007
     4,400,000     Orange County, FL, Health Facilities Authority, (Series 2006A) Weekly VRDNs (Presbyterian               4,400,000
                   Retirement Communities )/(Radian Asset Assurance INS)/(Bank of America N.A. LIQ), 3.68%,
                   2/1/2007
     3,450,000     Orange County, FL, Health Facilities Authority, (Series 2006B) Weekly VRDNs (Presbyterian               3,450,000
                   Retirement Communities )/(Radian Asset Assurance INS)/(Bank of America N.A. LIQ), 3.68%,
                   2/1/2007
     8,245,000 3,4 Orlando, FL Housing Authority, Roaring Forks (Series 2003-7) Weekly VRDNs (West Oaks                    8,245,000
                   Apartments)/(FNMA COL)/(Bank of New York LIQ), 3.69%, 2/1/2007
     5,875,000 3,4 Orlando, FL Utilities Commission, ROCs (Series 1040) Weekly VRDNs (Citigroup, Inc. LIQ), 3.65%,         5,875,000
                   2/1/2007
     3,620,000     Osceola County, FL HFA, (Series 2002A) Weekly VRDNs (Regatta Bay Apartments)/(FNMA LOC), 3.56%,         3,620,000
                   2/7/2007
     1,700,000     Pasco County, FL Educational Facilities Authority, (Series 1999) Weekly VRDNs (St. Leo                  1,700,000
                   University, FL)/(Regions Bank, Alabama LOC), 3.65%, 2/2/2007
     1,240,000     Pinellas County Industry Council, FL, (Series 1997) Weekly VRDNs (Boyd Industries, Inc.)/               1,240,000
                   (Wachovia Bank N.A. LOC), 3.78%, 2/2/2007
       808,000     Pinellas County Industry Council, FL, IDRB (Series 1995) Weekly VRDNs (ATR International Inc.,            808,000
                   Project)/(Wachovia Bank N.A. LOC), 3.78%, 2/1/2007
       495,000     Pinellas County, FL Health Facility Authority, (Series 1987) Weekly VRDNs (St. Mark Village               495,000
                   Project)/(Bank of America N.A. LOC), 3.67%, 2/1/2007
     1,285,000     St. Lucie County, FL IDRB, (Series 2001A) Weekly VRDNs (A-1 Roof Trusses Ltd.)/                         1,285,000
                   (Wachovia Bank N.A. LOC), 3.78%, 2/2/2007
     7,000,000     St. Lucie County, FL Solid Waste Disposal, (Series 2003) Daily VRDNs (Florida Power & Light             7,000,000
                   Co.), 3.78%, 2/1/2007
     3,300,000     Tamarac, FL, IDRB (Series 1995) Weekly VRDNs (Arch Aluminum & Glass Co., Inc. Project)/(Comerica        3,300,000
                   Bank LOC), 3.65%, 2/7/2007
     2,975,000 3,4 Tampa Bay, FL Water Utility System, MERLOTS (Series 2001-A130) Weekly VRDNs (FGIC INS)/(Wachovia        2,975,000
                   Bank N.A. LIQ), 3.53%, 2/7/2007
     5,195,000 3,4 Tampa Bay, FL Water Utility System, Variable Rate Certificates (Series 2001-N) Weekly VRDNs             5,195,000
                   (FGIC INS)/(Bank of America N.A. LIQ), 3.69%, 2/1/2007
     3,125,000 3,4 Volusia County, FL Education Facility Authority, ROCs (Series 440) Weekly VRDNs (Embry-Riddle           3,125,000
                   Aeronautical University, Inc.)/(Radian Asset Assurance INS)/(Citibank NA, New York LIQ), 3.66%,
                   2/1/2007
       850,000     Volusia County, FL IDA Weekly VRDNs (Crane Cams)/(PNC Bank, N.A. LOC), 3.75%, 2/1/2007                    850,000
     7,425,000 3,4 Volusia County, FL Tourist Development Tax, Solar Eclipse (Series 2006-0124) Weekly VRDNs (FSA          7,425,000
                   INS)/(U.S. Bank, N.A. LIQ), 3.64%, 2/1/2007
     1,800,000     Wakulla County, FL IDA Weekly VRDNs (Winco Utilities, Inc. Project)/(Bank of America N.A. LOC),         1,800,000
                   3.63%, 2/1/2007
                      TOTAL                                                                                              408,284,500
                   ILLINOIS--0.4%
     2,000,000     Greenville, IL, (Series 2006), 3.70% TOBs (Greenville College, IL)/(National City Bank LOC),            2,000,000
                   Mandatory Tender 11/1/2007
                   INDIANA--0.2%
     1,040,000     Poseyville, In, (Series 1998-A) Weekly VRDNs (North America Green, Inc.)/(Harris, N.A. LOC),            1,040,000
                   3.81%, 2/1/2007
                   MARYLAND--0.1%
       735,000     Harford County, MD EDA, (Series 2001) Weekly VRDNs (Clark Finance LLC)/(Branch Banking & Trust            735,000
                   Co. LOC), 3.75%, 2/1/2007
                   MICHIGAN--0.3%
     1,200,000     Michigan State Hospital Finance Authority, Health care Equipment Loan Program Bonds (Series C)          1,200,000
                   Weekly VRDNs (Fifth Third Bank, Cincinnati LOC), 3.59%, 2/7/2007
                   MINNESOTA--4.6%
     5,000,000     St. Anthony, MN, (Series 2007) Weekly VRDNs (Landings at Silver Lake Village)/(LaSalle Bank,            5,000,000
                   N.A. LOC), 3.71%, 2/2/2007
    10,750,000     St. Paul, MN Housing & Redevelopment Authority, (Series 2005C) Weekly VRDNs (University Carleton       10,750,000
                   Development LP)/(LaSalle Bank, N.A. LOC), 3.71%, 2/2/2007
     7,000,000     Stillwater, MN, (Series 2002A) Weekly VRDNs (Curve Crest Villa)/(LaSalle Bank, N.A. LOC), 3.75%,        7,000,000
                   2/2/2007
                      TOTAL                                                                                               22,750,000
                   MULTI STATE--5.8%
     1,953,473 3,4 GS Pool Trust (Series 2006-19TP) Weekly VRDNs (IXIS Financial Products Inc. INS)/                       1,953,473
                   (Goldman Sachs Group, Inc. LIQ), 3.74%, 2/1/2007
    23,000,000 3,4 Puttable Floating Option Tax-Exempt Receipts (P-Floats+ Series EC-001) VRDNs (AMBAC, FGIC, FSA,        23,000,000
                   MBIA Insurance Corp., XL Capital Assurance Inc. INS) and Merrill Lynch & Co., Inc. LIQs), 3.81%,
                   2/1/2007
     3,900,000     St. Lucie County, FL IDRB, (Series 2000) Weekly VRDNs (Freedom Plastics, Inc.)/(LaSalle Bank,           3,900,000
                   N.A. LOC), 3.66%, 2/1/2007
                      TOTAL                                                                                               28,853,473
                   NEW JERSEY--3.4%
     2,093,500     Florence Township, NJ, 4.25% BANs, 12/14/2007                                                           2,104,864
     6,001,299     North Caldwell, NJ, 4.25% BANs, 9/5/2007                                                                6,022,880
     4,030,000     Somers Point, NJ, 4.50% BANs, 7/6/2007                                                                  4,039,378
     5,000,000     Watchung Hills, NJ Regional School District, 4.00% BANs, 7/10/2007                                      5,005,776
                      TOTAL                                                                                               17,172,898
                   NEW MEXICO--0.9%
     4,400,320     New Mexico Mortgage Finance Authority, (Series 2006), 4.52% TOBs (Trinity Plus Funding Co. LLC),        4,400,320
                   Mandatory Tender 2/1/2007
                   TEXAS--0.7%
     3,450,000 3,4 Harris County, TX, ROCs (Series 4056) Weekly VRDNs (Citigroup, Inc. LIQ), 3.65%, 2/1/2007               3,450,000
                   WEST VIRGINIA--0.8%
     4,000,000     Grant County, WV County Commission, Solid Waste Disposal Revenue Bonds (Series 1996), 3.65% CP          4,000,000
                   (Virginia Electric & Power Co.), Mandatory Tender 2/12/2007
                      TOTAL MUNICIPAL INVESTMENTS--99.5%                                                                 496,886,191
                      (AT AMORTIZED COST)5
                      OTHER ASSETS AND LIABILITIES -NET-0.5%                                                               2,694,136
                      TOTAL NET ASSETS -100%                                                                           $ 499,580,327

     Securities that are subject to the federal alternative minimum tax (AMT) represent 61.1% of the portfolio as calculated based upon total market value.

1 The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1, or MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories. Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.

     At January 31, 2007, the portfolio securities were rated as follows:
     Tier Rating Percentages Based on Total Market Value
     FIRST TIER                                     SECOND TIER
     97.5%                                          2.5%

2    Current rate and next reset date shown for Variable Rate Demand Notes.

3 Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At January 31, 2007, these restricted securities amounted to $252,714,973 which represented 50.6% of total net assets.

4 Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees. At January 31, 2007, these liquid restricted securities amounted to $252,714,973 which represented 50.6% of total net assets.

5    Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at January 31, 2007.


INVESTMENT VALUATION

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended.


The following acronyms are used throughout this portfolio:

 AMBAC   --American Municipal Bond Assurance Corporation
 AMT     --Alternative Minimum Tax
 BANs    --Bond Anticipation Notes
 COL     --Collateralized
 CP      --Commercial Paper
 EDA     --Economic Development Authority
 EDC     --Economic Development Commission
 FGIC    --Financial Guaranty Insurance Company
 FNMA    --Financial National Mortgage Association
 FSA     --Financial Security Assurance
 GNMA    --Government National Mortgage Association
 GTD     --Guaranteed
 HFA     --Housing Finance Authority
 IDA     --Industrial Development Authority
 IDRB(s) --Industrial Development Revenue Bond(s)
 INS     --Insured
 LIQ     --Liquidity Agreement
 LOC(s)  --Letter(s) of Credit
 MERLOTS --Municipal Exempt Receipts -- Liquidity Optional Tender Series PUTTERs --Puttable Tax-Exempt Receipts
 ROCs    --Reset Option Certificates
 TOBs    --Tender Option Bonds
 TOPS    --Trust Obligation Participating Securities
 VRDNs   --Variable Rate Demand Notes






GEORGIA MUNICIPAL CASH TRUST
PORTFOLIO OF INVESTMENTS
January 31, 2007 (unaudited)

  PRINCIPAL     VALUE
  AMOUNT

                   SHORT-TERM MUNICIPALS--99.6%1,2
                   GEORGIA--98.7%
  $ 33,210,000 3,4 ABN AMRO MuniTOPS Certificates Trust (Georgia Non-AMT)/(Series 2000-4), Weekly VRDNs (Atlanta,      $  33,210,000
                   GA, Airport General Revenue)/(FGIC INS)/(ABN AMRO Bank NV, Amsterdam LIQ), 3.64%, 2/1/2007
    10,000,000 3,4 ABN AMRO MuniTOPS Certificates Trust (Georgia Non-AMT)/(Series 2004-15), Weekly VRDNs (Fulton          10,000,000
                   County, GA, Water & Sewage System)/(FGIC INS)/(ABN AMRO Bank NV, Amsterdam LIQ), 3.65%, 2/1/2007
     2,185,000     Albany-Dougherty, GA, Payroll Development Authority Weekly VRDNs (Flint River Services,                 2,185,000
                   Inc.)/(Columbus Bank and Trust Co., GA LOC), 3.82%, 2/1/2007
       600,000     Athens-Clarke County, GA, IDA, (Series 1997), Weekly VRDNs (Armagh Capital Resource                       600,000
                   LLC)/(Wachovia Bank N.A. LOC), 3.75%, 2/1/2007
     1,195,000     Athens-Clarke County, GA, IDA, (Series 2001), Weekly VRDNs (UGA Real Estate Foundation,                 1,195,000
                   Inc.)/(SunTrust Bank LOC), 3.62%,  2/7/2007
     7,930,000 3,4 Atlanta, GA, Airport General Revenue, MERLOTS (Series 2004-C14), Weekly VRDNs (FSA                      7,930,000
                   INS)/(Wachovia Bank N.A. LIQ), 3.58%, 2/7/2007
     2,305,000 3,4 Atlanta, GA, Development Authority, Solar Eclipse (Series 2006-0024), Weekly VRDNs (Georgia             2,305,000
                   State University)/(XL Capital Assurance Inc. INS)/(U.S. Bank, N.A. LIQ), 3.64%, 2/1/2007
     4,500,000 3,4 Atlanta, GA, Water & Wastewater, (Series 2006), FR/RI-K2 Weekly VRDNs (FSA INS)/                        4,500,000
                   (Lehman Brothers Holdings, Inc. LIQ), 3.55%, 2/7/2007
     9,000,000     Atlanta, GA, Water & Wastewater, (Series 2006), 3.55% CP (Bank of America N.A., Dexia Credit            9,000,000
                   Local, JPMorgan Chase Bank, N.A. and Lloyds TSB Bank PLC, London LOCs), Mandatory Tender
                   2/5/2007
     4,520,000 3,4 Atlanta, GA, Water & Wastewater, Variable Rate Certificates (Series 2002A), Weekly VRDNs (MBIA          4,520,000
                   Insurance Corp. INS)/(Bank of America N.A. LIQ), 3.71%, 2/1/2007
     5,650,000 3,4 Atlanta, GA, ROCs (Series 2166), Weekly VRDNs (MBIA Insurance Corp. INS)/(Citigroup, Inc. LIQ),         5,650,000
                   3.65%, 2/1/2007
    11,400,000     Atlanta, GA, Urban Residential Finance Authority, (Series 2006), Weekly VRDNs (Columbia at             11,400,000
                   Sylvan Hills Apartments)/(Wachovia Bank N.A. LOC), 3.71%, 2/1/2007
     4,950,000 3,4 Atlanta, GA, Urban Residential Finance Authority, PT-3318 Weekly VRDNs (City Views at Rosa              4,950,000
                   Burney Park Apartments)/(Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC), 3.74%,
                   2/1/2007
     4,760,000     Augusta, GA, HFA, (Series 19998), Weekly VRDNs (Sterling Ridge Apartments)/(Regions Bank,               4,760,000
                   Alabama LOC), 3.62%, 2/1/2007
     8,125,000     Augusta, GA, 4.00% Bonds, 3/1/2007                                                                      8,127,450
     3,255,000     Bibb County, GA, Development Authority, (Series 2003), Weekly VRDNs (Goodwill Industries of             3,255,000
                   Middle Georgia, Inc.)/(Bank of America N.A. LOC), 3.61%, 2/1/2007
     1,109,000     Brunswick and Glynn County, GA, Development Authority, (Series 2007), Weekly VRDNs (Epworth by          1,109,000
                   the Sea, Inc.)/(Columbus Bank and Trust Co., GA LOC), 3.66%, 2/1/2007
     5,000,000     Burke County, GA, Development Authority, (Series 2006B-3), 3.61% CP (Oglethorpe Power                   5,000,000
                   Corp.)/(AMBAC INS)/(Rabobank Nederland, Utrecht LIQ), Mandatory Tender 5/7/2007
     3,340,000     Burke County, GA, Development Authority, PCR Bonds (Series 1993A: Vogtle), Weekly VRDNs                 3,340,000
                   (Oglethorpe Power Corp.)/(FGIC INS)/(Bayerische Landesbank (GTD) LIQ), 3.50%, 2/7/2007
     4,132,000     Burke County, GA, Development Authority, PCR Bonds (Series 1994A: Vogtle), Weekly VRDNs                 4,132,000
                   (Oglethorpe Power Corp.)/(FGIC INS)/(Dexia Credit Local LIQ), 3.51%, 2/7/2007
     2,400,000     Carroll County, GA, Development Authority, (Series 2001), Weekly VRDNs (Janus Investments               2,400,000
                   LLC)/(Columbus Bank and Trust Co., GA LOC), 3.76%, 2/1/2007
     6,965,000 3,4 Cherokee County, GA, Water & Sewer Authority, MERLOTS (Series 2000 A23), Weekly VRDNs (MBIA             6,965,000
                   Insurance Corp. INS)/(Wachovia Bank N.A. LIQ), 3.53%, 2/7/2007
     2,000,000     Clark County, GA, Hospital Authority, 4.00% Bonds (MBIA Insurance Corp. INS), 1/1/2008                  2,006,719
    15,360,000     Clayton County, GA, Housing Authority, (Series 2000: Villages at Lake Ridge Apartments), Weekly        15,360,000
                   VRDNs (Timber Mills Partners LP)/(Regions Bank, Alabama LOC), 3.71%, 2/1/2007
     1,800,000     Clayton County, GA, Housing Authority, (Series 2000A: Summerwind), Weekly VRDNs (Double Winds           1,800,000
                   Ventures LLC)/(FNMA LOC), 3.65%, 2/1/2007
     7,970,000     Clayton County, GA, Housing Authority, (Series 2004: Ashton Walk Apartments), Weekly VRDNs              7,970,000
                   (Ashton Forest Park LP)/(Regions Bank, Alabama LOC), 3.71%, 2/1/2007
     6,500,000     Clayton County, GA, Housing Authority, (Series 2006), Weekly VRDNs (Provence Place                      6,500,000
                   Apartments)/(Regions Bank, Alabama LOC), 3.69%, 2/1/2007
     2,915,000     Cobb County, GA, Development Authority, (Series 2003), Weekly VRDNs (Young Men's Christian              2,915,000
                   Association of Cobb County, GA, Inc.)/(Branch Banking & Trust Co. LOC), 3.65%, 2/1/2007
     8,000,000     Cobb County, GA, Housing Authority, (Series 2003), Weekly VRDNs (Woodchase Village                      8,000,000
                   Apartments)/(Regions Bank, Alabama LOC), 3.71%, 2/1/2007
    11,300,000     Cobb County, GA, Housing Authority, (Series 2004), Weekly VRDNs (Parkland Manor LP)/                   11,300,000
                   (Wachovia Bank N.A. LOC), 3.71%, 2/1/2007
     7,095,000 3,4 Cobb County, GA Housing Authority, (Series PT-2221), Weekly VRDNs (Hickory Lake                         7,095,000
                   Apartments)/(Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC), 3.71%, 2/1/2007
       700,000     Cobb County, GA, IDA, IDRB (Series 1995), Weekly VRDNs (Consolidated Engineering Co.,                     700,000
                   Inc.)/(Branch Banking & Trust Co. LOC), 3.75%, 2/1/2007
    30,000,000     Cobb County, GA, School District, 4.00% TANs, 12/31/2007                                               30,121,496
     3,570,000     Cobb-Marietta, GA, Coliseum & Exhibit Hall Authority, (Series 1996A), Weekly VRDNs (MBIA                3,570,000
                   Insurance Corp. INS)/(SunTrust Bank LIQ), 3.50%, 2/7/2007
     5,425,000     Columbus, GA, Development Authority, (Series 2005A), Weekly VRDNs (Foundation Properties,               5,425,000
                   Inc.)/(Columbus Bank and Trust Co., GA LOC), 3.65%, 2/1/2007
     3,000,000     Columbus, GA, Development Authority, Student Housing & Academic Facilities (Series 2006), Weekly        3,000,000
                   VRDNs (Foundation Properties, Inc.)/(Columbus Bank and Trust Co., GA LOC), 3.66%, 2/1/2007
     4,100,000     Columbus, GA, Hospital Authority, (Series 2000), Weekly VRDNs (St. Francis Hospital, Inc.,              4,100,000
                   GA)/(SunTrust Bank LOC), 3.62%, 2/7/2007
     4,405,000     Columbus, GA, IDA Industrial & Port Development Commission, (Series 1992), Weekly VRDNs (Maine          4,405,000
                   Street Village Partnership)/(Columbus Bank and Trust Co., GA LOC), 3.97%, 2/1/2007
     6,760,000     Columbus, GA IDA, (Series 2002), Weekly VRDNs (Denim North America LLC)/(Columbus Bank and Trust        6,760,000
                   Co., GA LOC), 3.76%, 2/1/2007
     6,820,000     Crisp County, GA Solid Waste Management Authority, (Series 1998), Weekly VRDNs (FSA                     6,820,000
                   INS)/(Wachovia Bank N.A. LIQ), 4.05%, 2/1/2007
     7,500,000     Dade County, GA IDA, (Series 1997), Weekly VRDNs (Bull Moose Tube Co.)/(U.S. Bank, N.A. LOC),           7,500,000
                   3.81%, 2/1/2007
     3,720,000     Dalton, GA, Development Authority, (Series 2003B), Weekly VRDNs (Hamilton Medical Center,               3,720,000
                   Inc.)/(Bank of America N.A. LOC), 3.61%, 2/1/2007
     1,095,000     Dawson County, GA, Development Authority, (Series 1999), Weekly VRDNs (Impulse Investments              1,095,000
                   LLC)/(Wachovia Bank N.A. LOC), 3.73%, 2/1/2007
     1,550,000     Dawson County, GA, Development Authority, (Series 2002), Weekly VRDNs (Impulse Manufacturing,           1,550,000
                   Inc.)/(Wachovia Bank N.A. LOC), 3.73%, 2/1/2007
     3,025,000     DeKalb County, GA, Development Authority Weekly VRDNs (Lifesouth Community Blood Centers,               3,025,000
                   Inc.)/(SunTrust Bank LOC), 3.62%, 2/1/2007
     1,250,000     DeKalb County, GA, Development Authority Weekly VRDNs (Rock-Tenn Co.)/(SunTrust Bank LOC),              1,250,000
                   3.67%, 2/7/2007
       900,000     DeKalb County, GA, Development Authority, (Series 1992), Weekly VRDNs (American Cancer Society,           900,000
                   GA)/(SunTrust Bank LOC), 3.62%, 2/1/2007
       180,000     DeKalb County, GA, Development Authority, (Series 1992), Weekly VRDNs (House of Cheatham,                 180,000
                   Inc.)/(Bank of America N.A. LOC), 3.76%, 2/1/2007
       800,000     DeKalb County, GA, Development Authority, (Series 1996), Weekly VRDNs (DeKalb Steel,                      800,000
                   Inc.)/(Wachovia Bank N.A. LOC), 3.78%, 2/2/2007
     2,300,000     DeKalb County, GA, Development Authority, (Series 1999), Weekly VRDNs (Boy's and Girl's                 2,300,000
                   Clubs)/(SunTrust Bank LOC), 3.62%, 2/1/2007
    11,000,000     DeKalb County, GA, MFH Authority, (Series 2004), Weekly VRDNs (Highlands at East Atlanta               11,000,000
                   Apartments)/(Bank of America N.A. LOC), 3.71%, 2/1/2007
     9,615,000 3,4 DeKalb County, GA, Water & Sewer, GS Trust (Series 2006-69), Weekly VRDNs (FSA INS)/                    9,615,000
                   (Goldman Sachs Group, Inc. LIQ), 3.65%, 2/1/2007
     5,995,000 3,4 DeKalb County, GA, Water & Sewer, Solar Eclipse (Series 2006-0074), Weekly VRDNs (FSA INS)/(U.S.        5,995,000
                   Bank, N.A. LIQ), 3.64%, 2/1/2007
     4,465,000     Dougherty County, GA, Development Authority, (Series 2001), Weekly VRDNs (Deerfield-Windsor             4,465,000
                   School)/(Regions Bank, Alabama LOC), 3.64%, 2/1/2007
       400,000     Douglas County, GA, Development Authority, (Series 1997), Weekly VRDNs (Austral Insulated                 400,000
                   Products, Inc.)/(Regions Bank, Alabama LOC), 3.86%, 2/1/2007
     6,270,000     Douglas County, GA, Development Authority, (Series 2002), Weekly VRDNs (Reflek Manufacturing,           6,270,000
                   Inc.)/(Bank of America N.A. LOC), 3.71%, 2/1/2007
     2,375,000     Forsyth County, GA, Development Authority, (Series 2002), Weekly VRDNs (Brama LLC)/                     2,375,000
                   (Wachovia Bank N.A. LOC), 3.73%, 2/1/2007
     4,620,000     Franklin County, GA, Industrial Building Authority, (Series 1995), Weekly VRDNs (Bosal                  4,620,000
                   Industries, Inc.)/(LaSalle Bank Midwest, N.A. LOC), 3.67%, 2/1/2007
    10,530,000 3,4 Fulton County, GA, Building Authority, PUTTERs (Series 323), Weekly VRDNs (MBIA Insurance Corp.        10,530,000
                   INS)/(JPMorgan Chase Bank, N.A. LIQ), 3.66%, 2/1/2007
     3,100,000     Fulton County, GA, Development Authority, (Series 1998), Weekly VRDNs (Morehouse School of              3,100,000
                   Medicine)/(SunTrust Bank LOC), 3.62%, 2/7/2007
     5,595,000     Fulton County, GA, Development Authority, (Series 1999), Weekly VRDNs (Boy's and Girl's                 5,595,000
                   Clubs)/(SunTrust Bank LOC), 3.62%, 2/1/2007
     2,800,000     Fulton County, GA, Development Authority, (Series 2001), Weekly VRDNs (Alpharetta Christian             2,800,000
                   Academy, Inc.)/(Wachovia Bank N.A. LOC), 3.68%, 2/1/2007
     7,000,000     Fulton County, GA, Development Authority, (Series 2001), Weekly VRDNs (Trinity School,                  7,000,000
                   Inc.)/(SunTrust Bank LOC), 3.62%, 2/7/2007
       900,000     Fulton County, GA, Development Authority, (Series 2002), Weekly VRDNs (The Sheltering                     900,000
                   Arms)/(Bank of America N.A. LOC), 3.61%, 2/1/2007
     2,500,000     Fulton County, GA, Development Authority, (Series 2005), Weekly VRDNs (Mt. Vernon Presbyterian          2,500,000
                   School, Inc.)/(Branch Banking & Trust Co. LOC), 3.65%, 2/1/2007
     4,500,000     Fulton County, GA, Development Authority, (Series 2006), Weekly VRDNs (King's Ridge Christian           4,500,000
                   School)/(Branch Banking & Trust Co. LOC), 3.65%, 2/1/2007
     4,650,000     Fulton County, GA, Development Authority, (Series 2006), Weekly VRDNs (Mt. Pisgah Christian             4,650,000
                   School, Inc.)/(Bank of North Georgia LOC), 3.66%, 2/1/2007
     4,200,000     Fulton County, GA, Development Authority, (Series 2006), Weekly VRDNs (The Weber School,                4,200,000
                   Inc.)/(Branch Banking & Trust Co. LOC), 3.65%, 2/1/2007
     2,200,000     Fulton County, GA, IDA Weekly VRDNs (Automatic Data Processing, Inc.), 3.55%, 2/15/2007                 2,200,000
     4,500,000     Fulton County, GA, IDA, (Series 2005), Weekly VRDNs (Phoenix Stamping Group LLC)/                       4,500,000
                   (Columbus Bank and Trust Co., GA LOC), 3.68%, 2/1/2007
     1,500,000     Gainesville and Hall County, GA, Development Authority, (Series 2000), Weekly VRDNs (ATEX,              1,500,000
                   Inc.)/(Wachovia Bank N.A. LOC), 3.73%, 2/1/2007
     8,385,000 3,4 Gainesville, GA, Housing Authority, (PT-1985) Weekly VRDNs (Lenox Park Apartments)/                     8,385,000
                   (Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC), 3.72%, 2/1/2007
     1,100,000     Gainesville, GA, Redevelopment Authority, Downtown Developments, Ltd (Series 1987), Weekly VRDNs        1,100,000
                   (Downtown Developments Ltd.)/(Regions Bank, Alabama LOC), 3.73%, 2/1/2007
     8,401,455     Georgia Municipal Association Weekly VRDNs (MBIA Insurance Corp. INS)/(Bank of America N.A.             8,401,455
                   LIQ), 3.62%, 2/1/2007
     1,000,000     Georgia Ports Authority, (Series 1996A), Weekly VRDNs (Colonel's Island Terminal)/                      1,000,000
                   (SunTrust Bank LOC), 3.67%, 2/7/2007
    14,500,000     Georgia Ports Authority, (Series 2006), Weekly VRDNs (Garden City Terminal)/(SunTrust Bank LOC),       14,500,000
                   3.51%, 2/7/2007
     2,935,000 3,4 Georgia State HFA, MERLOTS (Series 2001 A-106), Weekly VRDNs (Wachovia Bank N.A. LIQ), 3.58%,           2,935,000
                   2/7/2007
    11,100,000 3,4 Georgia State HFA, MERLOTS (Series B11), Weekly VRDNs (Wachovia Bank N.A. LIQ), 3.58%, 12/1/2036       11,100,000
    14,000,000     Georgia State Municipal Gas Authority, (Series B), Weekly VRDNs (Bayerische Landesbank (GTD),          14,000,000
                   Credit Suisse, Zurich, JPMorgan Chase Bank, N.A. and Wachovia Bank N.A. LOCs), 3.53%, 2/7/2007
    12,000,000     Georgia State Municipal Gas Authority, (Series B), Weekly VRDNs (Bayerische Landesbank (GTD),          12,000,000
                   JPMorgan Chase Bank, N.A., Landesbank Hessen-Thueringen (GTD) and Wachovia Bank N.A. LOCs),
                   3.53%, 2/7/2007
    18,040,000     Georgia State Municipal Gas Authority, (Series C), Weekly VRDNs (Bank of America N.A.,                 18,040,000
                   Bayerische Landesbank (GTD), JPMorgan Chase Bank, N.A. and Wachovia Bank N.A. LOCs), 3.53%,
                   2/7/2007
     1,795,000     Georgia State Municipal Gas Authority, (Series C), Weekly VRDNs (Bank of America N.A.,                  1,795,000
                   Bayerische Landesbank (GTD), JPMorgan Chase Bank, N.A., Landesbank Hessen-Thueringen (GTD) and
                   Wachovia Bank N.A. LOCs), 3.53%, 2/7/2007
     5,000,000 3,4 Georgia State Road and Tollway Authority, PT-2019 Weekly VRDNs (Georgia State GTD)/                     5,000,000
                   (Merrill Lynch & Co., Inc. LIQ), 3.66%, 2/1/2007
    15,260,000     Georgia State, (Series G), 5.00% Bonds, 10/1/2007                                                      15,398,077
     2,695,000 3,4 Georgia State, GS Trust (Series 2006-85TP), Weekly VRDNs (Wells Fargo & Co. LIQ), 3.67%,                2,695,000
                   2/1/2007
    12,975,000 3,4 Georgia State, PUTTERs (Series 128), Weekly VRDNs (JPMorgan Chase & Co. LIQ), 3.66%, 2/1/2007          12,975,000
       330,000     Gwinnett County, GA, Development Authority, (Series 1997), Weekly VRDNs (Virgil R. Williams,              330,000
                   Jr.)/(Wachovia Bank N.A. LOC), 3.75%, 2/1/2007
     3,618,000     Gwinnett County, GA, Development Authority, (Series 2001), Weekly VRDNs (Gwinnett County,               3,618,000
                   GA)/(Landesbank Hessen-Thueringen (GTD) LIQ), 3.50%, 2/7/2007
     1,700,000     Gwinnett County, GA, Development Authority, (Series 2002), Weekly VRDNs (CBD Management                 1,700,000
                   LLC)/(Wachovia Bank N.A. LOC), 3.73%, 2/1/2007
     2,750,000     Gwinnett County, GA, Development Authority, (Series 2004), Weekly VRDNs (Pak-Lite,                      2,750,000
                   Inc.)/(Wachovia Bank N.A. LOC), 3.73%, 2/1/2007
     8,250,000     Gwinnett County, GA, Housing Authority, (Series 2003), Weekly VRDNs (North Glen                         8,250,000
                   Apartments)/(Regions Bank, Alabama LOC), 3.71%, 2/1/2007
     5,500,000     Gwinnett County, GA, Housing Authority, (Series 2006), Weekly VRDNs (Palisades at Satellite             5,500,000
                   Crossing Apartments)/(SunTrust Bank LOC), 3.67%, 2/1/2007
     1,800,000     Heard County, GA, Development Authority, (First Series 1996), Daily VRDNs (Georgia Power Co.),          1,800,000
                   3.77%, 2/1/2007
    12,000,000     Houston County, GA, School District, 5.00% Bonds (Georgia State GTD), 9/1/2007                         12,093,877
       480,000     Jackson County, GA, IDA, (Series 1997), Weekly VRDNs (Mullett Co.)/(Wachovia Bank N.A. LOC),              480,000
                   3.75%, 2/1/2007
     2,600,000     Jefferson, GA, Development Authority, (Series 2001), Weekly VRDNs (Building Investment Co.              2,600,000
                   LLC)/(Regions Bank, Alabama LOC), 3.73%, 2/1/2007
       750,000     Kennesaw, GA, Development Authority, (Series 2004), Weekly VRDNs (Lakeside Vista                          750,000
                   Apartments)/(FNMA LOC), 3.67%, 2/1/2007
     3,630,000     La Grange, GA, Housing Authority, Multi-Family Refunding Revenue Bonds (Series 1997), Weekly            3,630,000
                   VRDNs (Greenwood Park)/(Columbus Bank and Trust Co., GA LOC), 3.81%, 2/1/2007
     3,465,000     La Grange, GA, Housing Authority, Multi-Family Refunding Revenue Bonds (Series 1997), Weekly            3,465,000
                   VRDNs (Meadow Terrace)/(Columbus Bank and Trust Co., GA LOC), 3.81%, 2/1/2007
     2,865,000     La Grange, GA, MFH Authority, Revenue Bonds, 3.75% TOBs (Lee's Crossing Project Phase                   2,865,000
                   II)/(Columbus Bank and Trust Co., GA LOC), Optional Tender 5/1/2007
     2,685,000     La Grange, GA, MFH Authority, Revenue Bonds, 3.75% TOBs (Lee's Crossing Project Phase                   2,685,000
                   I)/(Columbus Bank and Trust Co., GA LOC), Optional Tender 5/1/2007
     7,770,000 3,4 Marietta, GA, Housing Authority, MFH Revenue Bonds (Series 1995), Weekly VRDNs (Chalet                  7,770,000
                   Apartments)/(General Electric Capital Corp. LOC), 3.63%, 2/7/2007
     8,525,000     Medical Center Hospital Authority, GA, (Series 2004), Weekly VRDNs (Spring Harbor at Green              8,525,000
                   Island)/(Bank of Scotland, Edinburgh LOC), 3.61%, 2/1/2007
     1,442,000     Milledgeville & Baldwin County, GA, Development Authority, (Series 2000), Weekly VRDNs (Vernay          1,442,000
                   Manufacturing, Inc.)/(U.S. Bank, N.A. LOC), 3.78%, 2/1/2007
     7,000,000     Mitchell County, GA, Development Authority, (Series 2006), Weekly VRDNs (First United Ethanol           7,000,000
                   LLC)/(Wachovia Bank N.A. LOC), 3.76%, 2/1/2007
    10,000,000     Monroe County, GA, Development Authority, (Series 1995-2nd), 3.76% TOBs (Georgia Power Co.),           10,000,000
                   Mandatory Tender 6/1/2007
     4,500,000     Monroe County, GA, Development Authority, (Series 2006A), 3.62% CP (Oglethorpe Power                    4,500,000
                   Corp.)/(AMBAC INS)/(Rabobank Nederland, Utrecht LIQ), Mandatory Tender 5/24/2007
     2,850,000     Montgomery County, GA, Development Authority, (Series 2001), Weekly VRDNs (Brewton Parker               2,850,000
                   College, Inc.)/(Regions Bank, Alabama LOC), 3.67%, 2/1/2007
     4,180,000     Municipal Electric Authority of Georgia, (Series 1994D), Weekly VRDNs (FSA INS)/(Dexia Credit           4,180,000
                   Local LIQ), 3.46%, 2/7/2007
     4,360,000     Newnan, GA, Housing Authority, (Series 2002), Weekly VRDNs (Summit Point Apartments)/                   4,360,000
                   (Columbus Bank and Trust Co., GA LOC), 3.71%, 2/1/2007
     1,500,000     Oconee County, GA, IDA, (Series 2003), Weekly VRDNs (Athens Academy, Inc.)/(SunTrust Bank LOC),         1,500,000
                   3.51%, 2/7/2007
     4,875,000     Rome-Floyd County, GA, Development Authority, (Series 2000), Weekly VRDNs (Steel King                   4,875,000
                   Industries, Inc.)/(Marshall & Ilsley Bank, Milwaukee LOC), 3.71%, 2/1/2007
     3,060,000     Rome-Floyd County, GA, Development Authority, (Series 2000), Weekly VRDNs (VTI of                       3,060,000
                   Georgia)/(Wells Fargo Bank, N.A., Minnesota LOC), 3.71%, 2/1/2007
     4,600,000     Roswell, GA, Housing Authority, MFH Refunding Revenue Bonds (Series 1988A), Weekly VRDNs                4,600,000
                   (Belcourt Ltd.)/(Northern Trust Co., Chicago, IL LOC), 3.78%, 1/31/2007
     2,000,000     Savannah, GA, EDA, (Series 2000), Weekly VRDNs (Republic Services of Georgia)/                          2,000,000
                   (SunTrust Bank LOC), 3.67%, 2/1/2007
     2,815,000     Savannah, GA, EDA, (Series 2003C), Weekly VRDNs (Marshes of Skidaway Island)/(BNP Paribas SA            2,815,000
                   LOC), 3.64%, 2/1/2007
     3,500,000     Savannah, GA, Housing Authority, (Series 2003), Weekly VRDNs (Bradley Pointe Apartments)/(Key           3,500,000
                   Bank, N.A. LOC), 3.67%, 2/1/2007
     2,000,000     Tallapoosa, GA, Development Authority, (Series 1994), Weekly VRDNs (U.S. Can Co.)/                      2,000,000
                   (Deutsche Bank Trust Co. Americas LOC), 3.80%, 2/7/2007
     1,000,000     Thomasville, GA, Payroll Development Authority, (Series 2005A), Weekly VRDNs (American Fresh            1,000,000
                   Foods LP)/(Wachovia Bank N.A. LOC), 3.73%, 2/1/2007
     7,000,000     Wayne County, GA, IDA, (Series 2004), Weekly VRDNs (Great Southern Wood, Inc.)/                         7,000,000
                   (Wachovia Bank N.A. LOC), 3.68%, 2/2/2007
       700,000     Whitfield County, GA, Development Authority Weekly VRDNs (Franklin Industries, Inc.)/(Bank of             700,000
                   America N.A. LOC), 3.60%, 2/7/2007
     1,175,000     Whitfield County, GA, Development Authority, (Series 1996), Weekly VRDNs (AMC International,            1,175,000
                   Inc.)/(SunTrust Bank LOC), 3.71%, 2/1/2007
     3,200,000     Winder-Barrow County, GA, Joint Development Authority, (Series 2001), Weekly VRDNs (Athens, GA          3,200,000
                   YMCA)/(Wachovia Bank N.A. LOC), 3.68%, 2/1/2007
                      TOTAL                                                                                              655,310,074
                   PUERTO RICO--0.9%
     6,000,000     Commonwealth of Puerto Rico, (Series 2007), 4.50% TRANs (BNP Paribas SA, Banco Bilbao Vizcaya           6,028,731
                   Argentaria SA, Banco Santander Central Hispano, S.A., Bank of Nova Scotia, Toronto, Dexia Credit
                   Local and Fortis Bank SA/NV LOCs), 7/30/2007
                      TOTAL MUNICIPAL INVESTMENTS -99.6%                                                                 661,338,805
                      (AT AMORTIZED COST)5
                      OTHER ASSETS AND LIABLITIES -NET -0.4%                                                               2,655,842
                      TOTAL NET ASSETS -100%                                                                           $ 663,994,647

     Securities that are subject to the federal alternative minimum tax (AMT) represent 35.8% of the portfolio as calculated based upon total market value.

1 The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories. Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.

     At January 31, 2007, the portfolio securities were rated as follows:
     Tier Rating Percentages Based on Total Market Value
     FIRST TIER                                    SECOND TIER
     100.0%                                        0.0%

2    Current rate and next reset date shown for Variable Rate Demand Notes.

3 Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At January 31, 2007, these restricted securities amounted to $164,125,000, which represented 24.7% of total net assets.

4 Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees. At January 31, 2007, these liquid restricted securities amounted to $164,125,000, which represented 24.7% of total net assets.

5    Also represents cost for federal tax purposes.


Note: The categories of investments are shown as a percentage of total net assets at January 31, 2007.


INVESTMENT VALUATION
The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended.


The following acronyms are used throughout this portfolio:

 AMBAC   --American Municipal Bond Assurance Corporation
 AMT     --Alternative Minimum Tax
 CP      --Commercial Paper
 EDA     --Economic Development Authority
 FGIC    --Financial Guaranty Insurance Company
 FNMA    --Federal National Mortgage Association
 FSA     --Financial Security Assurance
 GTD     --Guaranteed
 HFA     --Housing Finance Authority
 IDA     --Industrial Development Authority
 IDRB    --Industrial Development Revenue Bond
 INS     --Insured
 LIQ     --Liquidity Agreement
 LOC(s)  --Letter(s) of Credit
 MERLOTS --Municipal Exempt Receipts -- Liquidity Optional Tender Series
 MFH     --Multi-Family Housing
 PCR     --Pollution Control Revenue
 PUTTERs --Puttable Tax-Exempt Receipts
 ROCs    --Reset Option Certificates
 TANs    --Tax Anticipation Notes
 TOBs    --Tender Option Bonds
 TOPS    --Trust Obligation Participating Securities
 TRANs   --Tax and Revenue Anticipation Notes
 VRDNs   --Variable Rate Demand Notes








MARYLAND MUNICIPAL CASH TRUST
PORTFOLIO OF INVESTMENTS
January 31, 2007 (unaudited)

  PRINCIPAL     VALUE
  AMOUNT

                  SHORT-TERM MUNICIPALS-101.1%1,2
                  MARYLAND-100.9%
  $ 1,000,000 3,4 ABN AMRO MuniTOPS Certificates Trust (Maryland Non-AMT)/(Series 2003-19), 3.670% TOBs (Baltimore,    $   1,000,000
                  MD)/(FGIC INS)/(ABN AMRO Bank NV, Amsterdam LIQ), Optional Tender 8/23/2007
    1,075,000     Baltimore County, MD, IDA (Series 1994A), Weekly VRDNs (Pitts Realty LP)/(Bank of New York LOC),         1,075,000
                  3.700%, 2/1/2007
    2,100,000     Baltimore County, MD Port Facility Monthly VRDNs (Occidental Petroleum Corp.)/(BNP Paribas SA            2,100,000
                  LOC), 3.500%, 2/15/2007
    4,270,000     Baltimore County, MD Weekly VRDNs (Calvert Hall College)/(Manufacturers & Traders Trust Co.,             4,270,000
                  Buffalo, NY LOC), 3.660%, 2/2/2007
    1,250,000     Baltimore County, MD (1994 Issue) Weekly VRDNs (Direct Marketing Associates, Inc.                        1,250,000
                  Facility)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 3.650%, 2/7/2007
    3,300,000     Baltimore County, MD (Series 2004), Weekly VRDNs (Quail Ridge Apartments)/(FNMA LOC), 3.620%,            3,300,000
                  2/1/2007
      300,000     Carroll County, MD (Series 1995B), Weekly VRDNs (Evapco, Inc.)/(Bank of America N.A. LOC),                 300,000
                  3.660%, 2/1/2007
    3,800,000     Carroll County, MD (Series 1999B), Weekly VRDNs (Fairhaven, Inc./Copper Ridge, Inc.)/                    3,800,000
                  (Radian Asset Assurance INS)/(Branch Banking & Trust Co. LIQ), 3.630%, 2/1/2007
    3,195,000     Harford County, MD, EDA (Series 2001), Weekly VRDNs (Clark Finance LLC)/(Branch Banking & Trust          3,195,000
                  Co. LOC), 3.750%, 2/7/2007
      850,000     Harford County, MD, EDRB (Series 1996), Weekly VRDNs (Citrus and Allied Essences                           850,000
                  Ltd.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 3.810%, 2/7/2007
    4,350,000     Howard County, MD Economic Development Revenue Board, (Series 2005), Weekly VRDNs (Eight P CPL           4,350,000
                  LLC)/(Comerica Bank LOC), 3.680%, 2/1/2007
    1,100,000     Howard County, MD (Series 2002-A), Weekly VRDNs (Columbia Vantage House Corp.)/                          1,100,000
                  (LaSalle Bank, N.A. LOC), 3.610%, 2/1/2007
    2,500,000 3,4 Maryland Community Development Administration - Housing Revenue (PA-629R), Weekly VRDNs (Merrill         2,500,000
                  Lynch & Co., Inc. LIQ), 3.680%, 2/1/2007
    2,000,000     Maryland Community Development Administration - Residential Revenue (2006 Series D), 3.40% BANs,         2,000,000
                  3/7/2007
    2,000,000     Maryland Community Development Administration - Residential Revenue (2006 Series R), 3.64% BANs,         2,000,000
                  12/14/2007
    2,250,000 3,4 Maryland Community Development Administration - Residential Revenue (Series 2004 FR/RI-L59J),            2,250,000
                  Weekly VRDNs (Lehman Brothers Holdings, Inc. LIQ), 3.630%, 2/7/2007
    2,000,000     Maryland Community Development Administration - Residential Revenue (Series 2006N), 3.72% BANs,          2,000,000
                  9/12/2007
    2,900,000     Maryland IDFA (Series 1999), 3.73% TOBs (Signature Flight Support Corp.)/(Bayerische Landesbank          2,900,000
                  (GTD) LOC), Optional Tender 6/1/2007
    2,935,000     Maryland IDFA (Series 2002A), Weekly VRDNs (National Aquarium in Baltimore, Inc.)/                       2,935,000
                  (SunTrust Bank LOC), 3.500%, 2/7/2007
    2,045,000     Maryland State Community Development Administration (Series 1990B), Weekly VRDNs (Cherry Hill            2,045,000
                  Apartment Ltd.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 3.570%, 2/7/2007
    1,750,000     Maryland State Economic Development Corp. (Series 1998), Weekly VRDNs (Morrison Health Care,             1,750,000
                  Inc.)/(Bank of America N.A. LOC), 3.710%, 2/1/2007
    2,570,000     Maryland State Economic Development Corp. (Series 1999A), Weekly VRDNs (Victor Graphics,                 2,570,000
                  Inc.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 3.810%, 2/2/2007
    1,500,000     Maryland State Economic Development Corp. (Series 2000), Weekly VRDNs (AFCO Cargo BWI II                 1,500,000
                  LLC)/(SunTrust Bank LOC), 3.670%, 2/7/2007
    2,525,000     Maryland State Economic Development Corp. (Series 2002), Weekly VRDNs (Mirage-Tucker LLC                 2,525,000
                  Facility)/(Wilmington Trust Co. LOC), 3.720%, 2/2/2007
    2,140,000     Maryland State Economic Development Corp. (Series 2005A), Weekly VRDNs (Canusa Hershman                  2,140,000
                  Recycling)/(Wachovia Bank N.A. LOC), 3.730%, 2/2/2007
    1,950,000     Maryland State Economic Development Corp. (Series 2006), Weekly VRDNs (YMCA of Central Maryland,         1,950,000
                  Inc.)/(Branch Banking & Trust Co. LOC), 3.650%, 2/1/2007
      820,000     Maryland State Economic Development Corp. (Series A), Weekly VRDNs (The ASSOCIATED: Jewish                 820,000
                  Community Federation of Baltimore, Inc.)/(Bank of America N.A. LOC), 3.610%, 2/1/2007
    1,300,000     Maryland State Health & Higher Educational Facilities Authority (Series 1985A), Weekly VRDNs             1,300,000
                  (JPMorgan Chase Bank, N.A. LOC), 3.500%, 2/7/2007
      900,000     Maryland State Health & Higher Educational Facilities Authority (Series 1998), Weekly VRDNs                900,000
                  (Woodbourne Center, Inc.)/(Mercantile Safe Deposit & Trust Co., Baltimore LOC), 3.660%, 2/6/2007
      750,000     Maryland State Health & Higher Educational Facilities Authority (Series 2002), Weekly VRDNs                750,000
                  (Holton-Arms School, Inc.)/(SunTrust Bank LOC), 3.510%, 2/7/2007
    4,675,000     Maryland State Health & Higher Educational Facilities Authority (Series 2003B), Weekly VRDNs             4,675,000
                  (Adventist HealthCare, Inc.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 3.630%,
                  2/2/2007
    4,000,000     Maryland State Health & Higher Educational Facilities Authority (Series 2006), Weekly VRDNs              4,000,000
                  (Severn School, Inc.)/(Mercantile Safe Deposit & Trust Co., Baltimore LOC), 3.640%, 2/1/2007
    2,700,000     Maryland State Health & Higher Educational Facilities Authority, Maimonides Academy of Baltimore         2,700,000
                  (Series 2005), Weekly VRDNs (Yeshivat Rambam Issue)/(Mercantile Safe Deposit & Trust Co.,
                  Baltimore LOC), 3.670%, 2/2/2007
    2,500,000     Maryland State Health & Higher Educational Facilities Authority (Series 1997), Weekly VRDNs              2,500,000
                  (Augsburg Lutheran Home of MD, Inc.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC),
                  3.660%, 2/7/2007
      800,000     Maryland State IDFA (Series 2005), Weekly VRDNs (McDonogh School, Inc.)/                                   800,000
                  (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 3.660%, 2/2/2007
    1,000,000     Maryland State (2002, Second Series-B), 5.25% Bonds, 2/1/2008                                            1,015,721
      800,000     Montgomery County, MD, EDA (Series 2002), Weekly VRDNs (Institute for Genomic Research,                    800,000
                  Inc.)/(Bank of America N.A. LOC), 3.610%, 2/1/2007
    2,000,000     Montgomery County, MD Housing Opportunities Commission (2006 Series D), 3.57% BANs, 10/26/2007           2,000,000
    1,077,000     Montgomery County, MD Housing Opportunities Commission (Series 1998 Issue I), Weekly VRDNs (Byron        1,077,000
                  House, Inc. Facility)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 3.710%, 2/6/2007
    2,145,000 3,4 Montgomery County, MD Housing Opportunities Commission (Series 2004 FR/RI-L5), Weekly VRDNs              2,145,000
                  (Lehman Brothers Holdings, Inc. LIQ), 3.600%, 2/7/2007
      669,000     Montgomery County, MD Weekly VRDNs (Information Systems and Networks Corp.)/(Bank of America N.A.          669,000
                  LOC), 3.750%, 2/1/2007
    6,200,000     Montgomery County, MD, Consolidated Public Improvement BANs (2006 Series B), Daily VRDNs (Dexia          6,200,000
                  Credit Local LIQ), 3.730%, 2/1/2007
    2,000,000 3,4 Northeast MD Waste Disposal Authority (PT-766), Weekly VRDNs (AMBAC INS)/                                2,000,000
                  (Landesbank Hessen-Thueringen (GTD) LIQ), 3.680%, 2/1/2007
      615,000 3,4 Prince Georges County, MD Housing Authority Mortgage (PT-1311), Weekly VRDNs (GNMA COL)/(Merrill           615,000
                  Lynch & Co., Inc. LIQ), 3.660%, 2/1/2007
    2,500,000     Washington County, MD Economic Development Revenue Board (Series 2006), Weekly VRDNs (Packaging          2,500,000
                  Services of Maryland, Inc.)/(Wachovia Bank N.A. LOC), 3.780%, 2/1/2007
    1,220,000     Washington County, MD (Series 2000), Weekly VRDNs (YMCA of Hagerstown, Inc.)/                            1,220,000
                  (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 3.660%, 2/2/2007
                     TOTAL                                                                                                96,341,721
                  PUERTO RICO--0.2%
      180,000 3,4 Puerto Rico HFA (Series 2003 FR/RI-L30J), Weekly VRDNs (GNMA COL)/(Lehman Brothers Holdings, Inc.          180,000
                  LIQ), 3.560%, 2/7/2007
                     TOTAL MUNICIPAL INVESTMENTS -101.1%                                                                  96,521,721
                     (AT AMORTIZED COST)5
                     OTHER ASSETS AND LIABILITIES---NET-(1.1)%                                                           (1,032,242)
                     TOTAL NET ASSETS---100%                                                                           $  95,489,479

     Securities that are subject to the federal alternative minimum tax (AMT) represent 49.0% of the portfolio as calculated based upon total market value.

1 The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1, or MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories. Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.

     At January 31, 2007, the portfolio securities were rated as follows:
     Tier Percentages Rating Based on Total Market Value
     FIRST TIER                                     SECOND TIER
     100.0%                                         0.0%

2    Current rate and next reset date shown for Variable Rate Demand Notes.

3 Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At January 31, 2007, these restricted securities amounted to $10,690,000, which represented 11.2% of total net assets.

4 Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees. At January 31, 2007, these liquid restricted securities amounted to $10,690,000, which represented 11.2% of total net assets.

5    Also represents cost for federal tax purposes.

Note:          The categories of investments are shown as a percentage of total net assets at January 31, 2007.

INVESTMENT VALUATION
The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended.


The following acronyms are used throughout this portfolio:

 AMBAC --American Municipal Bond Assurance Corporation
 AMT   --Alternative Minimum Tax
 BANs  --Bond Anticipation Notes
 COL   --Collateralized
 EDA   --Economic Development Authority
 EDRB  --Economic Development Revenue Bonds
 FGIC  --Financial Guaranty Insurance Company
 FNMA  --Federal National Mortgage Association
 GNMA  --Government National Mortgage Association
 GTD   --Guaranteed
 HFA   --Housing Finance Authority
 IDA   --Industrial Development Authority
 IDFA  --Industrial Development Finance Authority
 INS   --Insured
 LIQ   --Liquidity Agreement
 LOC   --Letter of Credit
 TOBs  --Tender Option Bonds
 TOPS  --Trust Obligation Participating Securities
 VRDNs --Variable Rate Demand Notes







MASSACHUSETTS MUNICIPAL CASH TRUST
PORTFOLIO OF INVESTMENTS
January 31, 2007 (unaudited)

  PRINCIPAL     VALUE
  AMOUNT

                   SHORT-TERM MUNICIPALS--99.2%1,2
                   MASSACHUSETTS--99.2%
  $  6,729,000     Ashburnham, MA, 4.15% BANs, 7/13/2007                                                               $   6,743,799
     5,000,000     Boston, MA Water & Sewer Commission, (Series 2006 A), 3.61% CP (Bank of America N.A. LOC),              5,000,000
                   Mandatory Tender 6/8/2007
     6,706,124 3,4 Clipper Tax-Exempt Certificates Trust (Massachusetts Non-AMT)/(Series 1997-2), Weekly VRDNs             6,706,124
                   (Massachusetts State Lottery Commission)/(AMBAC INS)/(State Street Bank and Trust Co. LIQ),
                   3.690%, 2/1/2007
    11,107,000 3,4 Clipper Tax-Exempt Certificates Trust (Massachusetts Non-AMT)/(Series 2000-2), 3.75% TOBs              11,107,000
                   (Massachusetts Turnpike Authority)/(MBIA Insurance Corp. INS)/(State Street Bank and Trust Co.
                   LIQ), Optional Tender 2/1/2007
     3,255,000 3,4 Commonwealth of Massachusetts, 1999 SG 126 Weekly VRDNs (Societe Generale, Paris LIQ), 3.630%,          3,255,000
                   2/1/2007
     2,000,000 3,4 Commonwealth of Massachusetts, MACON (Series 2005C), Weekly VRDNs (AMBAC INS)/(Bank of America          2,000,000
                   N.A. LIQ), 3.640%, 2/1/2007
     4,000,000 3,4 Commonwealth of Massachusetts, PUTTERs (Series 1457), Weekly VRDNs (JPMorgan Chase Bank, N.A.           4,000,000
                   LIQ), 3.640%, 2/1/2007
     4,950,000 3,4 Commonwealth of Massachusetts, PUTTERs (Series 343), Weekly VRDNs (XL Capital Assurance Inc.            4,950,000
                   INS)/(J.P. Morgan Chase & Co. LIQ), 3.640%, 2/1/2007
     1,985,000 3,4 Commonwealth of Massachusetts, PUTTERs (Series 443), Weekly VRDNs ((FGIC, FSA INS) and JPMorgan         1,985,000
                   Chase Bank, N.A. LIQs), 3.640%, 2/1/2007
     2,785,000 3,4 Commonwealth of Massachusetts, Variable Rate Certificates (Series 2001-O), Weekly VRDNs (FSA            2,785,000
                   INS)/(Bank of America N.A. LIQ), 3.640%, 2/1/2007
     3,485,000 3,4 Commonwealth of Massachusetts, Variable Rate Certificates (Series 2002-C), Weekly VRDNs (FSA            3,485,000
                   INS)/(Bank of America N.A. LIQ), 3.640%, 2/1/2007
     4,000,000     Haverhill, MA, 4.75% BANs (Commonwealth of Massachusetts GTD), 6/29/2007                                4,014,052
     6,000,000     Littleton, MA, 4.50% BANs, 7/27/2007                                                                    6,019,495
       970,000 3,4 Massachusetts Bay Transit Authority Assessment Bonds, TICs/TOCs (Series 2004-D), Weekly VRDNs             970,000
                   (Goldman Sachs Group, Inc. LIQ), 3.630%, 2/1/2007
     6,315,000     Massachusetts Bay Transportation Authority General Transportation System, (Series 1999), Weekly         6,315,000
                   VRDNs (Landesbank Baden-Wuerttemberg (GTD) LIQ), 3.560%, 2/7/2007
    15,000,000 3,4 Massachusetts Bay Transportation Authority General Transportation System, MERLOTS (Series              15,000,000
                   2000H), Weekly VRDNs (FGIC INS)/(Wachovia Bank N.A. LIQ), 3.520%, 2/7/2007
     2,700,000 3,4 Massachusetts Bay Transportation Authority General Transportation System, (PT-1218), Weekly             2,700,000
                   VRDNs (FGIC INS)/(Merrill Lynch & Co., Inc. LIQ), 3.630%, 2/1/2007
    10,760,000 3,4 Massachusetts Bay Transportation Authority Sales Tax Revenue, (Series 5004 BBT), Weekly VRDNs          10,760,000
                   (Branch Banking & Trust Co. LIQ), 3.530%, 2/7/2007
     1,000,000 3,4 Massachusetts Bay Transportation Authority Sales Tax Revenue, PUTTERs (Series 442), Weekly VRDNs        1,000,000
                   (JPMorgan Chase Bank, N.A. LIQ), 3.640%, 2/1/2007
     2,120,000 3,4 Massachusetts Bay Transportation Authority Sales Tax Revenue, ROCs (Series 9021), Weekly VRDNs          2,120,000
                   (Citigroup, Inc. LIQ), 3.650%, 2/1/2007
    18,030,000 3,4 Massachusetts HEFA, (PA-1326), Weekly VRDNs (Emerson Hospital)/(Radian Asset Assurance                 18,030,000
                   INS)/(Merrill Lynch & Co., Inc. LIQ), 3.650%, 2/1/2007
       500,000     Massachusetts HEFA, (Series 2004D), Weekly VRDNs (Cape Cod Healthcare)/(Assured Guaranty Corp.            500,000
                   INS)/(Bank of America N.A. LIQ), 3.640%, 2/1/2007
     8,170,000     Massachusetts HEFA, (Series 2004F), Weekly VRDNs (Winchester Hospital)/(Bank of America N.A.            8,170,000
                   LOC), 3.500%, 2/7/2007
       400,000     Massachusetts HEFA, (Series A-1), Weekly VRDNs (Sherrill House)/(Comerica Bank LOC), 3.620%,              400,000
                   2/1/2007
     2,860,000     Massachusetts HEFA, (Series B), Weekly VRDNs (Boston Home)/(Citizens Bank of Massachusetts LOC),        2,860,000
                   3.630%, 2/1/2007
     3,000,000     Massachusetts HEFA, (Series EE), 3.58% CP (Harvard University), Mandatory Tender 2/9/2007               3,000,000
     5,262,000     Massachusetts HEFA, (Series EE), 3.62% CP (Harvard University), Mandatory Tender 4/5/2007               5,262,000
     5,505,000 3,4 Massachusetts HEFA, Variable Rate Certificates (Series 2002-D), Weekly VRDNs (Massachusetts             5,505,000
                   Institute of Technology)/(Bank of America N.A. LIQ), 3.640%, 2/1/2007
     5,000,000     Massachusetts IFA, (Series 1992B), 3.61% CP (New England Power Co.), Mandatory Tender 2/9/2007          5,000,000
     5,100,000     Massachusetts IFA, (Series 1992B), 3.63% CP (New England Power Co.), Mandatory Tender 2/14/2007         5,100,000
     5,640,000     Massachusetts IFA, (Series 1995), Weekly VRDNs (Goddard House)/(Bank of America N.A. LOC),              5,640,000
                   3.640%, 2/1/2007
     2,324,000     Massachusetts IFA, (Series 1996), Weekly VRDNs (Newbury College)/(Bank of America N.A. LOC),            2,324,000
                   3.610%, 2/1/2007
     1,990,000     Massachusetts IFA, (Series 1997), Weekly VRDNs (Massachusetts Society for the Prevention of             1,990,000
                   Cruelty to Animals)/(Bank of America N.A. LOC), 3.610%, 2/1/2007
     4,220,000     Massachusetts IFA, (Series 1998A), Weekly VRDNs (JHC Assisted Living Corp.)/(SunTrust Bank LOC),        4,220,000
                   3.620%, 2/1/2007
     6,000,000 3,4 Massachusetts School Building Authority, PUTTERs (Series 1052Z), Weekly VRDNs (FSA                      6,000,000
                   INS)/(JPMorgan Chase Bank, N.A. LIQ), 3.640%, 2/1/2007
     6,000,000 3,4 Massachusetts School Building Authority, ROCs (Series 613), Weekly VRDNs (FSA INS)/                     6,000,000
                   (Citibank N.A., New York LIQ), 3.650%, 2/1/2007
     4,500,000     Massachusetts State Development Finance Agency, (Series 2000), Weekly VRDNs (Worcester                  4,500,000
                   Academy)/(Allied Irish Banks PLC LOC), 3.630%, 2/1/2007
     6,900,000     Massachusetts State Development Finance Agency, (Series 2001A), Weekly VRDNs (Alliance of               6,900,000
                   Massachusetts, Inc.)/(PNC Bank, N.A. LOC), 3.660%, 2/1/2007
     2,700,000     Massachusetts State Development Finance Agency, (Series 2003), Weekly VRDNs (Boston College High        2,700,000
                   School)/(Citizens Bank of Massachusetts LOC), 3.530%, 2/7/2007
     3,200,000     Massachusetts State Development Finance Agency, (Series 2004), Weekly VRDNs (Thayer                     3,200,000
                   Academy)/(Allied Irish Banks PLC LOC), 3.610%, 2/1/2007
     3,500,000     Massachusetts State Development Finance Agency, (Series 2004A), Weekly VRDNs (Briarwood                 3,500,000
                   Retirement Community)/(Comerica Bank LOC), 3.620%, 2/1/2007
     4,900,000     Massachusetts State Development Finance Agency, (Series 2005), Weekly VRDNs (Wentworth Institute        4,900,000
                   of Technology, Inc.)/(Radian Asset Assurance INS)/(Bank of New York LIQ), 3.680%, 2/1/2007
     7,935,000     Massachusetts State Development Finance Agency, (Series 2005A), Weekly VRDNs (Suffolk                   7,935,000
                   University)/(Assured Guaranty Corp. INS)/(Citizens Bank of Massachusetts LIQ), 3.550%, 2/7/2007
     2,500,000     Massachusetts State Development Finance Agency, (Series 2006), Daily VRDNs (Melmark New                 2,500,000
                   England)/(Commerce Bank N.A., Cherry Hill, NJ LOC), 3.610%, 2/1/2007
     5,720,000     Massachusetts State Development Finance Agency, (Series 2006), Weekly VRDNs (Becker                     5,720,000
                   College)/(Fifth Third Bank, Cincinnati LOC), 3.640%, 2/1/2007
     3,200,000     Massachusetts State Development Finance Agency, (Series 2006), Weekly VRDNs (Governor Dummer            3,200,000
                   Academy)/(Citizens Bank of Massachusetts LOC), 3.530%, 2/7/2007
     6,505,000 3,4 Massachusetts Turnpike Authority, ROCs (Series 536), Weekly VRDNs (MBIA Insurance Corp.                 6,505,000
                   INS)/(Citibank N.A., New York LIQ), 3.650%, 2/1/2007
    15,400,000 3,4 Massachusetts Water Pollution Abatement Trust Pool, Subordinate, MERLOTS (Series 1999N), Weekly        15,400,000
                   VRDNs (Wachovia Bank N.A. LIQ), 3.520%, 2/7/2007
     3,500,000     Milford, MA, 4.00% BANs, 10/17/2007                                                                     3,511,455
     2,065,000     Pittsfield, MA, 4.50% BANs, 3/15/2007                                                                   2,066,948
     5,226,557     Revere, MA, 4.00% BANs, 2/23/2007                                                                       5,227,720
     4,800,000     Salem, MA, 4.50% BANs, 10/23/2007                                                                       4,830,913
     4,250,000     Silver Lake, MA Regional School District, 4.25% BANs, 7/10/2007                                         4,261,672
    10,326,000     Webster, MA, 4.00% BANs, 3/2/2007                                                                      10,329,271
     1,150,000     Westfield, MA, 4.25% BANs, 4/6/2007                                                                     1,151,287
                      TOTAL MUNICIPAL INVESTMENTS-99.2%                                                                  279,255,736
                      (AT AMORTIZED COST)5
                      OTHER ASSETS AND LIABILITIES---NET-0.8%                                                              2,362,771
                      TOTAL NET ASSETS---100%                                                                          $ 281,618,507

     On January 31, 2007, the Fund holds no securities that are subject to the federal alternative minimum tax (AMT).

1 The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1, or MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories. Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.

     At January 31, 2007, the portfolio securities were rated as follows:
     Tier Rating Based on Total Market Value
     FIRST TIER                                     SECOND TIER
     100.0%                                         0.0%

2    Current rate and next reset date shown for Variable Rate Demand Notes.

3 Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At January 31, 2007, these restricted securities amounted to $130,263,124, which represented 46.3% of total net assets.

4 Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees. At January 31, 2007, these liquid restricted securities amounted to $130,263,124, which represented 46.3% of total net assets.

  5 Also represents cost for federal tax purposes.


Note:          The categories of investments are shown as a percentage of total net assets at January 31, 2007.


INVESTMENT VALUATION
The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended.

The following acronyms are used throughout this portfolio:

 AMBAC   --American Municipal Bond Assurance Corporation
 AMT     --Alternative Minimum Tax
 BANs    --Bond Anticipation Notes
 CP      --Commercial Paper
 FGIC    --Financial Guaranty Insurance Company
 FSA     --Financial Security Assurance
 GTD     --Guaranteed
 HEFA    --Health and Education Facilities Authority
 IFA     --Industrial Finance Authority
 INS     --Insured
 LIQ     --Liquidity Agreement
 LOC     --Letter of Credit
 MERLOTS --Municipal Exempt Receipts -- Liquidity Optional Tender Series PUTTERs --Puttable Tax Exempt Receipts
 ROCs    --Reset Option Certificates
 TICs    --Trust Inverse Certificates
 TOBs    --Tender Option Bonds
 TOCs    --Tender Option Certificates
 VRDNs   --Variable Rate Demand Notes







MICHIGAN MUNICIPAL CASH TRUST
PORTFOLIO OF INVESTMENTS
January 31, 2007 (unaudited)

  PRINCIPAL     VALUE
  AMOUNT

                   SHORT-TERM MUNICIPALS--99.3%1,2
                   MICHIGAN--99.3%
  $  5,845,000 3,4 ABN AMRO MuniTOPS Certificates Trust (Michigan Non-AMT)/(Series 2005-2), 3.67% TOBs (Chippewa       $   5,845,000
                   Valley, MI Schools)/(FSA INS)/(ABN AMRO Bank NV, Amsterdam LIQ), Optional Tender 8/23/2007
     2,975,000 3,4 Adrian, MI City School District, ROCs (Series 2124) Weekly VRDNs (FSA INS)/(Citigroup, Inc.             2,975,000
                   LIQ), 3.65%, 2/1/2007
     3,270,000 3,4 Allen Park, MI Public School District, ROCs (Series 4007) Weekly VRDNs (Michigan State                  3,270,000
                   GTD)/(Citigroup, Inc. LIQ), 3.65%, 2/1/2007
     1,845,000     Auburn Hills, MI EDC, (Series 1995) Weekly VRDNs (Suburban Tool, Inc.)/(Huntington National             1,845,000
                   Bank, Columbus, OH LOC), 4.11%, 2/1/2007
     4,195,000 3,4 BNY Municipal Certificates Trust (Series 2002-BNY3) Weekly VRDNs (Mazda Motor Manufacturing             4,195,000
                   (USA) Corp.)/(Bank of New York LIQ)/(Bank of New York LOC), 3.70%, 2/1/2007
     2,000,000     Cedar Springs Public Schools, MI, 4.10% TANs, 8/21/2007                                                 2,004,795
     3,575,000 3,4 Detroit, MI City School District, MACON (Series 2006 J) Weekly VRDNs (FSA INS)/(Bank of America         3,575,000
                   N.A. LIQ), 3.65%, 2/1/2007
     1,990,000 3,4 Detroit, MI City School District, Solar Eclipse Certificates (Series 2006-0001), 3.55% TOBs (FSA        1,990,000
                   INS)/(U.S. Bank, N.A. LIQ), Optional Tender 3/8/2007
     1,000,000 3,4 Detroit, MI City School District, Variable Certificates (Series 2002H) Weekly VRDNs (FSA                1,000,000
                   INS)/(Bank of America N.A. LIQ), 3.69%, 2/1/2007
     6,000,000 3,4 Detroit, MI City School District, Variable Rate Certificates (Series 2001-P) Weekly VRDNs (FSA          6,000,000
                   INS)/(Bank of America N.A. LIQ), 3.71%, 2/1/2007
     2,500,000 3,4 Detroit, MI Economic Development Corp., Resource Recovery (MERLOTS Series 2000-A90) Weekly VRDNs        2,500,000
                   (AMBAC INS)/(Wachovia Bank N.A. LIQ), 3.61%, 2/7/2007
    12,000,000 3,4 Detroit, MI Sewage Disposal System, (Series 2006-BNY 4), 3.65% TOBs (FSA INS)/(Bank of New York        12,000,000
                   LIQ), Optional Tender 4/2/2007
     6,000,000 3,4 Detroit, MI Sewage Disposal System, RBC Floater Certificates (Series I-2) Weekly VRDNs (FSA             6,000,000
                   INS)/(Royal Bank of Canada, Montreal LIQ), 3.66%, 2/1/2007
     6,410,000 3,4 Detroit, MI Water Supply System, Roaring Forks (Series 2006-9) Weekly VRDNs (FSA INS)/                  6,410,000
                   (Bank of New York LIQ), 3.68%, 2/1/2007
     2,450,000     Farmington Hills, MI Economic Development Corp. Weekly VRDNs (Echo Park Learning                        2,450,000
                   Center)/(LaSalle Bank Midwest, N.A. LOC), 3.58%, 2/7/2007
     1,900,000     Grand Rapids, MI IDR Weekly VRDNs (Precision Aerospace, Inc.)/(JPMorgan Chase Bank, N.A. LOC),          1,900,000
                   3.85%, 2/7/2007
     1,570,000     Grand Rapids, MI IDR, (Series 1999) Weekly VRDNs (Kent Quality Foods, Inc.)/(U.S. Bank, N.A.            1,570,000
                   LOC), 3.73%, 2/1/2007
     2,000,000     Kalamazoo, MI, (Series 2007), 4.25% TANs, 12/1/2007                                                     2,010,476
     7,000,000     Michigan Higher Education Student Loan Authority, (Series X11-B) Weekly VRDNs (AMBAC INS)/(KBC          7,000,000
                   Bank NV LIQ), 3.57%, 2/7/2007
     3,100,000     Michigan Job Development Authority Weekly VRDNs (Andersons Project)/(Credit Lyonnais SA LOC),           3,100,000
                   3.80%, 2/7/2007
     6,500,000     Michigan Municipal Bond Authority, (Series 2006B-2), 4.50% RANs (Bank of Nova Scotia, Toronto           6,528,161
                   LOC), 8/20/2007
     5,000,000 3,4 Michigan Municipal Bond Authority, AUSTIN (Series 2002F) Weekly VRDNs (Michigan Municipal Bond          5,000,000
                   Authority Clean Water Revolving Fund)/(Bank of America N.A. LIQ), 3.69%, 2/1/2007
     6,440,000 3,4 Michigan State Building Authority, (PZ-140) Weekly VRDNs (FGIC INS)/(Merrill Lynch & Co., Inc.          6,440,000
                   LIQ), 3.67%, 2/1/2007
    15,990,000 3,4 Michigan State Building Authority, GS Trust (Series 2006-70Z) Weekly VRDNs (FGIC INS)/                 15,990,000
                   (Goldman Sachs Group, Inc. LIQ), 3.67%, 2/1/2007
     2,500,000 3,4 Michigan State Hospital Finance Authority, (PA-1425) Weekly VRDNs (MidMichigan Obligated                2,500,000
                   Group)/(Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC), 3.67%, 2/1/2007
     9,985,000 3,4 Michigan State Hospital Finance Authority, (PT-732) Weekly VRDNs (Ascension Health Credit               9,985,000
                   Group)/(MBIA Insurance Corp. INS)/(Svenska Handelsbanken, Stockholm LIQ), 3.65%, 2/1/2007
     1,675,000 3,4 Michigan State Hospital Finance Authority, (ROCs Series 588CE) Weekly VRDNs (Henry Ford Health          1,675,000
                   System, MI)/(Citibank NA, New York LIQ)/(Citibank N.A., New York LOC), 3.65%, 2/1/2007
     1,600,000     Michigan State Hospital Finance Authority, (Series C) Weekly VRDNs (Fifth Third Bank, Cincinnati        1,600,000
                   LOC), 3.54%, 2/7/2007
     6,800,000     Michigan State Hospital Finance Authority, Healthcare Equipment Loan Program Bonds (Series C)           6,800,000
                   Weekly VRDNs (Fifth Third Bank, Cincinnati LOC), 3.54%, 2/7/2007
     1,500,000 3,4 Michigan State Hospital Finance Authority, MERLOTS (Series 1997A) Weekly VRDNs (Detroit Medical         1,500,000
                   Center Obligated Group)/(AMBAC INS)/(Wachovia Bank N.A. LIQ), 3.53%, 2/7/2007
     8,200,000     Michigan State Housing Development Authority Weekly VRDNs (Woodland Meadows, MI)/                       8,200,000
                   (JPMorgan Chase Bank, N.A. LOC), 3.70%, 2/7/2007
     1,400,000     Michigan State Housing Development Authority, (2002 Series A) Weekly VRDNs (MBIA Insurance Corp.        1,400,000
                   INS)/(Dexia Credit Local LIQ), 3.56%, 2/7/2007
     5,495,000     Michigan State Housing Development Authority, (Series 2001A) Weekly VRDNs (Sand Creek                   5,495,000
                   Apartments)/(FHLB of Cincinnati LOC), 3.69%, 2/1/2007
       895,000     Michigan State Housing Development Authority, (Series 2001B) Weekly VRDNs (Sand Creek                     895,000
                   Apartments)/(FHLB of Indianapolis LOC), 3.79%, 2/1/2007
     4,000,000     Michigan State Housing Development Authority, (Series 2006B) Weekly VRDNs (River Park Senior            4,000,000
                   Apartments)/(National City Bank LOC), 3.71%, 2/1/2007
     1,950,000     Michigan State Strategic Fund Weekly VRDNs (Anro LLC)/(U.S. Bank, N.A. LOC), 3.78%, 2/1/2007            1,950,000
     6,600,000     Michigan State Strategic Fund Weekly VRDNs (Bishop Creek LLC)/(Comerica Bank LOC), 3.78%,               6,600,000
                   2/1/2007
       700,000     Michigan State Strategic Fund Weekly VRDNs (Bruin Land Holdings LLC)/(Huntington National Bank,           700,000
                   Columbus, OH LOC), 3.91%, 2/1/2007
       820,000     Michigan State Strategic Fund Weekly VRDNs (Dynamic Plastics, Inc.)/(LaSalle Bank Midwest, N.A.           820,000
                   LOC), 4.06%, 2/7/2007
       675,000     Michigan State Strategic Fund Weekly VRDNs (Elbie & Sohn, Inc.)/(LaSalle Bank Midwest, N.A.               675,000
                   LOC), 3.86%, 2/7/2007
     2,495,000     Michigan State Strategic Fund Weekly VRDNs (Elm Plating Co.)/(Comerica Bank LOC), 3.78%,                2,495,000
                   2/1/2007
     1,135,000     Michigan State Strategic Fund Weekly VRDNs (Enprotech Mechanical Services, Inc.)/                       1,135,000
                   (LaSalle Bank Midwest, N.A. LOC), 3.86%, 2/7/2007
       825,000     Michigan State Strategic Fund Weekly VRDNs (Moore Flame Cutting)/(LaSalle Bank Midwest, N.A.              825,000
                   LOC), 3.86%, 2/7/2007
     2,025,000     Michigan State Strategic Fund Weekly VRDNs (Peckham Vocational ISD)/(LaSalle Bank, N.A. LOC),           2,025,000
                   3.76%, 2/7/2007
     1,800,000     Michigan State Strategic Fund Weekly VRDNs (Universal Tube, Inc.)/(LaSalle Bank Midwest, N.A.           1,800,000
                   LOC), 3.87%, 2/1/2007
     1,330,000     Michigan State Strategic Fund, (Series 1995) Weekly VRDNs (Bear Lake Associates Project)/               1,330,000
                   (Fifth Third Bank, Michigan LOC), 3.78%, 2/1/2007
       345,000     Michigan State Strategic Fund, (Series 1995) Weekly VRDNs (RSR Project)/(Fifth Third Bank,                345,000
                   Michigan LOC), 3.78%, 2/1/2007
       145,000     Michigan State Strategic Fund, (Series 1996) Weekly VRDNs (ACI Properties LLC Project)/                   145,000
                   (Comerica Bank LOC), 3.78%, 2/1/2007
       530,000     Michigan State Strategic Fund, (Series 1996) Weekly VRDNs (Echo Properties LLC Project)/                  530,000
                   (Comerica Bank LOC), 3.78%, 2/1/2007
       315,000     Michigan State Strategic Fund, (Series 1996) Weekly VRDNs (Inalfa-Hollandia, Inc.)/                       315,000
                   (Comerica Bank LOC), 3.78%, 2/1/2007
       500,000     Michigan State Strategic Fund, (Series 1997) Weekly VRDNs (Enprotech Mechanical Services,                 500,000
                   Inc.)/(LaSalle Bank Midwest, N.A. LOC), 3.86%, 2/7/2007
     1,625,000     Michigan State Strategic Fund, (Series 1998) Weekly VRDNs (Monroe Publishing Co.)/                      1,625,000
                   (Comerica Bank LOC), 3.78%, 2/1/2007
       895,000     Michigan State Strategic Fund, (Series 1998) Weekly VRDNs (Wolverine Leasing)/                            895,000
                   (Huntington National Bank, Columbus, OH LOC), 3.91%, 2/1/2007
       530,000     Michigan State Strategic Fund, (Series 1998) Weekly VRDNs (Wolverine Printing)/                           530,000
                   (Huntington National Bank, Columbus, OH LOC), 3.91%, 2/1/2007
     2,200,000     Michigan State Strategic Fund, (Series 1999) Weekly VRDNs (R.M.D.H. Properties LLC)/                    2,200,000
                   (Huntington National Bank, Columbus, OH LOC), 3.91%, 2/1/2007
     4,075,000     Michigan State Strategic Fund, (Series 2000) Weekly VRDNs (Lee Steel Corp.)/(Comerica Bank LOC),        4,075,000
                   3.78%, 2/1/2007
     4,000,000     Michigan State Strategic Fund, (Series 2004) Weekly VRDNs (Red Arrow Dairy LLC)/(Bank of the            4,000,000
                   West, San Francisco, CA LOC), 3.76%, 2/1/2007
     5,949,000     Michigan State Strategic Fund, (Series A) Weekly VRDNs (Teal Run Apartments)/(FHLB of                   5,949,000
                   Indianapolis LOC), 3.69%, 2/1/2007
       749,000     Michigan State Strategic Fund, (Series B) Weekly VRDNs (Teal Run Apartments)/(FHLB of                     749,000
                   Indianapolis LOC), 3.89%, 2/1/2007
     1,515,000     Michigan State Strategic Fund, Limited Obligation Revenue Bonds (Series 1995) Weekly VRDNs (J.R.        1,515,000
                   Automation Technologies)/(Fifth Third Bank, Michigan LOC), 3.95%, 2/1/2007
    10,000,000     Michigan State, (Series A), 4.25% TRANs (DePfa Bank PLC LOC), 9/28/2007                                10,043,435
     2,700,000     Muskegon Heights, MI Public Schools, 4.50% RANs, 8/17/2007                                              2,708,402
     1,760,000     Oakland County, MI EDC, (Series 1998) Weekly VRDNs (Fox Manor, Inc.)/(Allied Irish Banks PLC            1,760,000
                   LOC), 3.76%, 2/1/2007
     6,075,000     Oakland County, MI EDC, (Series 1998) Weekly VRDNs (Lourdes Assisted Living, Inc.)/                     6,075,000
                   (Allied Irish Banks PLC LOC), 3.76%, 2/1/2007
     1,000,000     Washtenaw County, MI, (Series 2006), 3.75% Bonds, 9/1/2007                                              1,000,818
     2,290,000 3,4 Wayne County, MI Airport Authority, (ROCs Series 9009) Weekly VRDNs (Detroit, MI Metropolitan           2,290,000
                   Wayne County Airport)/(MBIA Insurance Corp. INS)/(Citigroup, Inc. LIQ), 3.68%, 2/1/2007
     3,640,000 3,4 Wayne County, MI Airport Authority, MACON (Series 2005T) Weekly VRDNs (Detroit, MI Metropolitan         3,640,000
                   Wayne County Airport)/(MBIA Insurance Corp. INS)/(Bank of America N.A. LIQ), 3.69%, 2/1/2007
     2,290,000 3,4 Wayne County, MI Airport Authority, ROCs (Series 9008) Weekly VRDNs (Detroit, MI Metropolitan           2,290,000
                   Wayne County Airport)/(MBIA Insurance Corp. INS)/(Citigroup, Inc. LIQ), 3.68%, 2/1/2007
     3,995,000 3,4 Wayne County, MI, (Series 2000-383) Weekly VRDNs (Detroit, MI Metropolitan Wayne County                 3,995,000
                   Airport)/(MBIA Insurance Corp. INS)/(Morgan Stanley LIQ), 3.68%, 2/1/2007
     7,800,000     Wayne County, MI, Airport Revenue Refunding Bonds (Series 1996A) Weekly VRDNs (Detroit, MI              7,800,000
                   Metropolitan Wayne County Airport)/(Bayerische Landesbank (GTD) LOC), 3.54%, 2/7/2007
                      TOTAL MUNICIPAL INVESTMENTS-99.3%                                                                  240,979,087
                      (AT AMORTIZED COST)5
                      OTHER ASSETS AND LIABILITIES -NET -0.7%                                                              1,709,712
                      TOTAL NET ASSETS -100%                                                                           $ 242,688,799

     Securities that are subject to the federal alternative minimum tax (AMT) represent 41.8% of the portfolio as calculated based upon total market value.

1 The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+ SP-1 or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service, or F-1+ F-1 or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories. Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.

     At January 31, 2007, the portfolio securities were rated as follows:
     Tier Rating Percentages Based on Total Market Value
     FIRST TIER                                     SECOND TIER
     100.0%                                         0.0%

2    Current rate and next reset date shown for Variable Rate Demand Notes.

3 Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At January 31, 2007, these restricted securities amounted to $111,065,000, which represented 45.8% of total net assets.

4 Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees. At January 31, 2007, these liquid restricted securities amounted to $111,065,000, which represented 45.8% of total net assets.

5    Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at January 31, 2007.


INVESTMENT VALUATION
The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended.

The following acronyms are used throughout this portfolio:

 AMBAC   --American Municipal Bond Assurance Corporation
 AMT     --Alternative Minimum Tax
 EDC     --Economic Development Commission
 FGIC    --Financial Guaranty Insurance Company
 FHLB    --Federal Home Loan Bank
 FSA     --Financial Security Assurance
 GTD     --Guaranteed
 IDR     --Industrial Development Revenue
 INS     --Insured
 ISD     --Independent School District
 LIQ     --Liquidity Agreement
 LOC     --Letter of Credit
 MERLOTS --Municipal Exempt Receipts -- Liquidity Optional Tender Series
 RANs    --Revenue Anticipation Notes
 ROCs    --Reset Option Certificates
 TANs    --Tax Anticipation Notes
 TOBs    --Tender Option Bonds
 TOPS    --Trust Obligation Participating Secuirities
 TRANs   --Tax and Revenue Anticipation Notes
 VRDNs   --Variable Rate Demand Notes










MINNESOTA MUNICIPAL CASH TRUST
PORTFOLIO OF INVESTMENTS
January 31, 2007 (unaudited)

  PRINCIPAL     VALUE
  AMOUNT

                   SHORT-TERM MUNICIPALS--103.9%1,2
                   MINNESOTA--103.9%
  $ 16,255,000 3,4 ABN AMRO MuniTOPS Certificates Trust (Minnesota Non-AMT)/(Series 2000-8), Weekly VRDNs             $   16,255,000
                   (Minneapolis/St. Paul, MN Metropolitan Airports Commission)/(FGIC INS)/(ABN AMRO Bank NV,
                   Amsterdam LIQ), 3.620%, 2/1/2007
     2,390,000     Apple Valley, MN, IDRB (Series 1995), Weekly VRDNs (AV Development Co.)/(U.S. Bank, N.A. LOC),          2,390,000
                   3.730%, 2/1/2007
     7,225,000     Avon, MN, (Series 1998), Weekly VRDNs (Vesper Corp.)/(Key Bank, N.A. LOC), 3.830%, 2/7/2007             7,225,000
     9,810,000 3,4 Becker, MN, (Series 2005 FR/RI-FP12), Weekly VRDNs (Northern States Power Co., MN)/(Lehman              9,810,000
                   Brothers Holdings, Inc. SWP), 3.700%, 2/1/2007
     5,840,000     Bemidji, MN, IDRB, (Series 2006), Daily VRDNs (North Central Door Co. LLC)/(U.S. Bank, N.A.             5,840,000
                   LOC), 3.830%, 2/1/2007
     2,855,000     Blaine, MN, IDRBs (Series 1996), Weekly VRDNs (S & S of Minnesota LLC)/(Wells Fargo Bank, N.A.,         2,855,000
                   Minnesota LOC), 3.810%, 2/1/2007
     5,300,000     Center City, MN, (Series 2000), Weekly VRDNs (Hazelden Foundation)/(Allied Irish Banks PLC              5,300,000
                   LOC), 3.640%, 2/1/2007
       855,000     Chanhassen, MN IDA, (Series 1995), Weekly VRDNs (Building Management Group LLC)/                          855,000
                   (Wells Fargo Bank, N.A., Minnesota LOC), 3.810%, 2/1/2007
     4,065,000     Chaska, MN, (Series 2004), Weekly VRDNs (Lifecore Biomedical, Inc.)/(Marshall & Ilsley Bank,            4,065,000
                   Milwaukee LOC), 3.810%, 2/6/2007
     4,790,000 3,4 Clipper Tax-Exempt Certificates Trust (Minnesota AMT)/(Series 2006-1), Weekly VRDNs (Minnesota          4,790,000
                   State HFA)/(Merrill Lynch & Co., Inc. LIQ), 3.680%, 2/1/2007
     3,400,000     Coon Rapids, MN, (Series 2003A), Weekly VRDNs (Crest Oaks Apartments)/(LaSalle Bank, N.A. LOC),         3,400,000
                   3.750%, 2/2/2007
    14,500,000 3,4 Dakota County & Washington County MN Housing & Redevelopment Authority, MERLOTS (Series J),            14,500,000
                   Weekly VRDNs (United States Treasury COL)/(Wachovia Bank N.A. LIQ), 3.580%, 2/7/2007
    18,680,000 3,4 Dakota County, Washington County & Anoka City, MN Housing & Redevelopment Authority, MERLOTS           18,680,000
                   (Series H), Weekly VRDNs (United States Treasury COL)/(Wachovia Bank N.A. LIQ), 3.580%,
                   2/7/2007
    17,000,000     Duluth, MN, 4.00% TANs, 12/31/2007                                                                     17,056,270
     4,325,000     Eagan, MN, (Series 2003 A-1), Weekly VRDNs (Thomas Lake Place Apartments)/(FNMA LOC), 3.700%,           4,325,000
                   2/1/2007
       410,000     Eden Prairie, MN IDA Weekly VRDNs (Richard W. Cohen)/(Wells Fargo Bank, N.A., Minnesota LOC),             410,000
                   3.710%, 2/1/2007
       450,000     Eden Prairie, MN IDA, (Series 1996), Weekly VRDNs (Challenge Printing, Inc.)/(U.S. Bank, N.A.             450,000
                   LOC), 3.850%, 2/1/2007
     6,000,000     Eden Prairie, MN MFH, (Series 2003-A), Weekly VRDNs (Eden Prairie, MN Leased Housing Associates         6,000,000
                   LLP)/(LaSalle Bank, N.A. LOC), 3.710%, 2/2/2007
       400,000     Edgerton, MN, (Series 1998), Weekly VRDNs (Fey Industries, Inc.)/(Wells Fargo Bank, N.A.,                 400,000
                   Minnesota LOC), 3.710%, 2/1/2007
     8,500,000 3,4 Elk River, MN ISD No. 728, PUTTERs (Series 1275), Weekly VRDNs (FSA INS)/(JPMorgan Chase Bank,          8,500,000
                   N.A. LIQ), 3.670%, 2/1/2007
     1,000,000     Faribault, MN IDA, (Series 2001), Weekly VRDNs (Apogee Enterprises, Inc.)/(Bank of New York             1,000,000
                   LOC), 3.700%, 2/1/2007
     1,850,000     Farmington, MN, (Series 1996), Weekly VRDNs (Lexington Standard Corp.)/(Wells Fargo Bank, N.A.,         1,850,000
                   Minnesota LOC), 3.810%, 2/1/2007
     2,845,000     Hennepin County, MN Housing and Redevelopment Authority Weekly VRDNs (Stone Arch                        2,845,000
                   Apartments)/(FNMA LOC), 3.700%, 2/1/2007
     2,400,000     Lino Lakes, MN, (Series 1997), Weekly VRDNs (Taylor Corp.)/(Wells Fargo Bank, N.A., Minnesota           2,400,000
                   LOC), 3.710%, 2/1/2007
     1,435,000     Lino Lakes, MN, (Series 1998), Weekly VRDNs (Molin Concrete Products Co.)/(Wells Fargo Bank,            1,435,000
                   N.A., Minnesota LOC), 3.810%, 2/1/2007
       550,000     Maplewood, MN, (Series 1997), Weekly VRDNs (Camada Ltd. Partnership)/(Wells Fargo Bank, N.A.,             550,000
                   Minnesota LOC), 3.810%, 2/1/2007
     4,510,000     Mendota Heights, MN, (Series 1999), Weekly VRDNs (St. Thomas Academy)/(Allied Irish Banks PLC           4,510,000
                   LOC), 3.630%, 2/1/2007
       890,000     Minneapolis, MN Health Care System, (Series 2005C), Weekly VRDNs (Fairview Health                         890,000
                   Services)/(MBIA Insurance Corp. INS)/(Citibank N.A., New York LIQ), 3.510%, 2/7/2007
     2,600,000     Minneapolis, MN, (Series 1994), Weekly VRDNs (Minnehaha/Lake Partners)/(U.S. Bank, N.A. LOC),           2,600,000
                   3.670%, 2/1/2007
       700,000     Minneapolis, MN, (Series 1996), Weekly VRDNs (WNB & Co.)/(U.S. Bank, N.A. LOC), 3.680%,                   700,000
                   2/1/2007
     6,800,000     Minneapolis, MN, Housing Development Revenue Refunding Bonds (Series 1988), Weekly VRDNs                6,800,000
                   (Symphony Place)/(FHLMC LOC), 3.630%, 2/1/2007
     3,610,000 3,4 Minneapolis/St. Paul, MN Metropolitan Airports Commission, (PT-727), Weekly VRDNs (FGIC                 3,610,000
                   INS)/(BNP Paribas SA LIQ), 3.680%, 2/1/2007
     9,935,000 3,4 Minneapolis/St. Paul, MN Metropolitan Airports Commission, (PT-1174), Weekly VRDNs (FGIC                9,935,000
                   INS)/(Merrill Lynch & Co., Inc. LIQ), 3.680%, 2/1/2007
     2,540,000 3,4 Minneapolis/St. Paul, MN Metropolitan Airports Commission, (PT-2834), 3.59% TOBs (AMBAC                 2,540,000
                   INS)/(Dexia Credit Local LIQ), Optional Tender 3/22/2007
     5,950,000 3,4 Minneapolis/St. Paul, MN Metropolitan Airports Commission, (PT-2844), Weekly VRDNs (AMBAC               5,950,000
                   INS)/(Merrill Lynch & Co., Inc. LIQ), 3.680%, 2/1/2007
     5,255,000 3,4 Minneapolis/St. Paul, MN Metropolitan Airports Commission, ROCs (Series 327), Weekly VRDNs              5,255,000
                   (FGIC INS)/(Citibank N.A., New York LIQ), 3.680%, 2/1/2007
     3,425,000 3,4 Minneapolis/St. Paul, MN Metropolitan Airports Commission, ROCs (Series 9007), Weekly VRDNs             3,425,000
                   (AMBAC INS)/(Citigroup, Inc. LIQ), 3.650%, 2/1/2007
     5,000,000 3,4 Minneapolis/St. Paul, MN Metropolitan Airports Commission, GS Trust (Series 2007-1G), Weekly            5,000,000
                   VRDNs (AMBAC INS)/(Goldman Sachs Group, Inc. LIQ), 3.660%, 2/1/2007
     6,610,000     Minnesota State HFA, (2004 Series G), Weekly VRDNs (Lloyds TSB Bank PLC, London LIQ), 3.660%,           6,610,000
                   2/1/2007
     5,000,000     Minnesota State HFA, (2006 Series P), 3.578% TOBs, Mandatory Tender 11/29/2007                          5,000,000
     1,570,000 3,4 Minnesota State HFA, MERLOTS (Series 2001-B3), Weekly VRDNs (Wachovia Bank N.A. LIQ), 3.580%,           1,570,000
                   2/7/2007
    15,000,000     Minnesota State HFA, (Series 2006K), 3.62% BANs, 11/6/2007                                             15,000,000
     1,955,000 3,4 Minnesota State HFA, ROCs (Series 176), Weekly VRDNs (Citibank N.A., New York LIQ), 3.680%,             1,955,000
                   2/1/2007
     2,060,000 3,4 Minnesota State HFA, (Series 2002 FR/RI-L35J), Weekly VRDNs (Lehman Brothers Holdings, Inc.             2,060,000
                   LIQ), 3.630%, 2/7/2007
     6,600,000     Minnesota State Higher Education Facility Authority, (Series Five-C), Weekly VRDNs (University          6,600,000
                   of St. Thomas)/(Allied Irish Banks PLC LOC), 3.500%, 2/7/2007
     9,300,000     Minnesota State Higher Education Facility Authority, (Series Five-S), Weekly VRDNs (William             9,300,000
                   Mitchell College of Law)/(U.S. Bank, N.A. LOC), 3.610%, 2/1/2007
     3,250,000     Minnesota State Higher Education Facility Authority, (Series Five-V),l Weekly VRDNs (Bethel             3,250,000
                   College and Seminary)/(Allied Irish Banks PLC LOC), 3.570%, 2/7/2007
     5,750,000     Minnesota State Higher Education Facility Authority, (Series Four-S), Weekly VRDNs (Bethel              5,750,000
                   College and Seminary)/(Allied Irish Banks PLC LOC), 3.570%, 2/7/2007
    18,715,000 3,4 Minnesota State, (PT-3718), Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ), 3.660%, 2/1/2007             18,715,000
    14,000,000 3,4 Minnesota State, Floater Certificates (Series 2001-719), Weekly VRDNs (Morgan Stanley LIQ),            14,000,000
                   3.650%, 2/1/2007
     3,395,000     Minnesota Tax and Aid Anticipation Borrowing Program, (Series 2006), 4.50% TANs (Minnesota              3,412,640
                   State GTD), 9/5/2007
     5,900,000     Minnetonka, MN, MFH Revenue Refunding Bonds (Series 1995), Weekly VRDNs (Southampton Apartments         5,900,000
                   (MN))/(National Bank of Canada, Montreal LOC), 3.680%, 2/1/2007
     1,380,000     New Hope, MN Weekly VRDNs (Paddock Labs)/(U.S. Bank, N.A. LOC), 3.850%, 2/1/2007                        1,380,000
     2,685,000 3,4 Northern Municipal Power Agency, MN, ROCs (Series 32), Weekly VRDNs (FSA INS)/                          2,685,000
                   (Citibank N.A., New York LIQ), 3.650%, 2/1/2007
     4,995,000 3,4 Northern Municipal Power Agency, MN, Floater Certificates (Series 1998-46), Weekly VRDNs (FSA           4,995,000
                   INS)/(Morgan Stanley LIQ), 3.650%, 2/1/2007
       600,000     Onamia, MN ISD No. 480, 4.40% TANs (Minnesota State GTD), 9/3/2007                                        602,197
       625,000     Plymouth, MN Weekly VRDNs (Nuaire, Inc.)/(Wells Fargo Bank, N.A., Minnesota LOC), 3.810%,                 625,000
                   2/1/2007
     9,500,000     Ramsey County, MN Housing and Redevelopment Authority, (Series 2003 A), Weekly VRDNs (Gateway           9,500,000
                   Apartments LP)/(LaSalle Bank, N.A. LOC), 3.710%, 2/2/2007
     4,040,000     Red Wing, MN ISD No. 256, (Series 2006A), 4.50% TANs (Minnesota State GTD), 9/3/2007                    4,054,762
     3,980,000     Red Wing, MN Port Authority, (Series 2006), Weekly VRDNs (Food Service Specialties)/(U.S. Bank,         3,980,000
                   N.A. LOC), 3.810%, 2/1/2007
     9,130,000 3,4 Rochester, MN Health Care Facility Authority, (Series 1998-177), Weekly VRDNs (Mayo                     9,130,000
                   Foundation)/(Morgan Stanley LIQ), 3.650%, 2/1/2007
     3,500,000     Rochester, MN MFH, (Series 2003A), Weekly VRDNs (Eastridge Estates)/                                    3,500,000
                   (FNMA LOC), 3.690%, 2/1/2007
     1,500,000     Rockford, MN, (Series 1999), Weekly VRDNs (Minnesota Diversified Products, Inc.)/(Wells Fargo           1,500,000
                   Bank, N.A., Minnesota LOC), 3.710%, 2/1/2007
     1,390,000     Savage, MN, (Series 1998), Weekly VRDNs (Fabcon, Inc.)/(LaSalle Bank, N.A. LOC), 3.770%,                1,390,000
                   2/1/2007
     4,000,000     Seaway Port Authority of Duluth, MN, (Series of 2000), Weekly VRDNs (St. Lawrence Cement                4,000,000
                   Inc.)/(Wachovia Bank N.A. LOC), 3.680%, 2/1/2007
     5,715,000     Shakopee, MN Hospital Finance Authority Weekly VRDNs (St. Francis Regional Medical                      5,715,000
                   Center)/(Wells Fargo Bank, N.A., Minnesota LOC), 3.610%, 2/1/2007
    13,445,000 3,4 Southern Minnesota Municipal Power Agency, ROCs (Series 189 II), Weekly VRDNs (AMBAC                   13,445,000
                   INS)/(Citibank N.A., New York LIQ), 3.650%, 2/1/2007
    10,100,000     St. Anthony, MN, (Series  2004A), Weekly VRDNs (Landings at Silver Lake Village)/(LaSalle Bank,        10,100,000
                   N.A. LOC), 3.710%, 2/2/2007
     2,335,000     St. Joseph, MN, Vicwest (Series 2002), Weekly VRDNs (St. Joe Development LLC)/(U.S. Bank, N.A.          2,335,000
                   LOC), 3.860%, 2/6/2007
     6,260,000     St. Louis Park, MN, (Series 2002A), Weekly VRDNs (West Suburban Partners VII LP)/                       6,260,000
                   (LaSalle Bank, N.A. LOC), 3.750%, 2/2/2007
     2,280,000     St. Michael, MN, (Series 1999), Weekly VRDNs (TC/American Monorail, Inc.)/(Wells Fargo Bank,            2,280,000
                   N.A., Minnesota LOC), 3.710%, 2/1/2007
     5,000,000     St. Paul and Ramsey County, MN Housing and Redevelopment Authority, (Series 2002A), Weekly              5,000,000
                   VRDNs (St. Paul Leased Housing Associates I)/(LaSalle Bank, N.A. LOC), 3.710%, 2/2/2007
     2,600,000     St. Paul, MN Housing & Redevelopment Authority Weekly VRDNs (District Cooling St Paul,                  2,600,000
                   Inc.)/(Dexia Credit Local LOC), 3.590%, 2/7/2007
     1,700,000     St. Paul, MN Housing & Redevelopment Authority, (1995 Series I), Weekly VRDNs (District Cooling         1,700,000
                   St Paul, Inc.)/(Dexia Credit Local LOC), 3.590%, 2/7/2007
     5,000,000 3,4 St. Paul, MN Housing & Redevelopment Authority, (PA-1434), Weekly VRDNs (Health Partners                5,000,000
                   Obligated Group)/(Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC), 3.670%,
                   2/1/2007
     4,820,000 3,4 St. Paul, MN Housing & Redevelopment Authority, ROCs (Series 569CE), Weekly VRDNs (Health East,         4,820,000
                   Inc.)/(Citibank N.A., New York LIQ)/(Citibank N.A., New York LOC), 3.650%, 2/1/2007
     3,000,000     St. Paul, MN Housing & Redevelopment Authority, (Series 2005C), Weekly VRDNs (University                3,000,000
                   Carleton Development LP)/(LaSalle Bank, N.A. LOC), 3.710%, 2/2/2007
     4,820,000     St. Paul, MN Housing & Redevelopment Authority, (Series 2006A), Weekly VRDNs (Gateway                   4,820,000
                   Apartments LP)/(LaSalle Bank, N.A. LOC), 3.710%, 2/2/2007
     3,000,000     St. Paul, MN Port Authority, (2003-13-Series T), Weekly VRDNs (District Cooling St Paul,                3,000,000
                   Inc.)/(Dexia Credit Local LOC), 3.590%, 2/7/2007
     1,200,000     St. Paul, MN Port Authority, (Series 1998A), Weekly VRDNs (Bix Fruit Co.)/(Marshall & Ilsley            1,200,000
                   Bank, Milwaukee LOC), 4.000%, 2/1/2007
     2,500,000     St. Paul, MN Port Authority, Variable Rate Demand IDRBs (Series 1998A), Weekly VRDNs (National          2,500,000
                   Checking Co.)/(U.S. Bank, N.A. LOC), 3.930%, 2/1/2007
       880,000     Stillwater, MN, (Series 2002A), Weekly VRDNs (Curve Crest Villa)/(LaSalle Bank, N.A. LOC),                880,000
                   3.750%, 2/2/2007
     1,975,000     Waite Park, MN, (Series 2000), Weekly VRDNs (Ben's Tool & Ironworks)/(Wells Fargo Bank, N.A.            1,975,000
                   LOC), 3.810%, 2/1/2007
     1,960,000     Warroad, MN ISD No. 690, 5.00% TANs (Minnesota State GTD), 8/3/2007                                     1,970,315
     2,500,000     White Bear Lake, MN, (Series 2004), Weekly VRDNs (Pinehurst Investments LLC)/(LaSalle Bank,             2,500,000
                   N.A. LOC), 3.750%, 2/2/2007
     1,495,000     Winnebago, MN, (Series 1999), Weekly VRDNs (Dixie Carbonic, Inc.)/(JPMorgan Chase Bank, N.A.            1,495,000
                   LOC), 3.530%, 2/7/2007
                      TOTAL MUNICIPAL INVESTMENTS---103.9%                                                               423,461,184
                      (AT AMORTIZED COST)5
                      OTHER ASSETS AND LIABILITIES---NET-(3.9%)                                                         (15,770,635)
                      TOTAL NET ASSETS---100%                                                                         $  407,690,549

     Securities that are subject to the federal alternative minimum tax (AMT) represent 51.1% of the portfolio as calculated based upon total market value.

1 The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1, or MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories. Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.

     At January 31, 2007, the portfolio securities were rated as follows:
     Tier Rating Based on Total Market Value
     FIRST TIER                                     SECOND TIER
     100.0%                                         0.0%

2    Current rate and next reset date shown for Variable Rate Demand Notes.

3 Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At January 31, 2007, these restricted securities amounted to $186,625,000, which represented 45.8% of total net assets.

4 Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees. At January 31, 2007, these liquid restricted securities amounted to $186,625,000, which represented 45.8% of total net assets.

5    Also represents cost for federal tax purposes.


Note:          The categories of investments are shown as a percentage of total net assets at January 31, 2007.

INVESTMENT VALUATION
The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.


The following acronyms are used throughout this portfolio:

 AMBAC   --American Municipal Bond Assurance Corporation
 AMT     --Alternative Minimum Tax
 BANs    --Bond Anticipation Notes
 COL     --Collateralized
 FGIC    --Financial Guaranty Insurance Company
 FHLMC   --Federal Home Loan Mortgage Corporation
 FNMA    --Federal National Mortgage Association
 FSA     --Financial Security Assurance
 GTD     --Guaranteed
 HFA     --Housing Finance Authority
 IDA     --Industrial Development Authority
 IDRB(s) --Industrial Development Revenue Bond(s)
 INS     --Insured
 ISD     --Independent School District
 LIQ     --Liquidity Agreement
 LOC     --Letter of Credit
 MERLOTS --Municipal Exempt Receipts -- Liquidity Optional Tender Series
 MFH     --Multi-Family Housing
 PUTTERs --Puttable Tax-Exempt Receipts
 ROCs    --Reset Option Certificates
 SWP     --Swap Agreement
 TANs    --Tax Anticipation Notes
 TOBs    --Tender Option Bonds
 TOPS    --Trust Obligation Participating Securities
 VRDNs   --Variable Rate Demand Notes






NEW JERSEY MUNICIPAL CASH TRUST
PORTFOLIO OF INVESTMENTS
January 31, 2007 (unaudited)

  PRINCIPAL     VALUE
  AMOUNT

                   SHORT-TERM MUNICIPALS--99.1%1,2
                   NEW JERSEY--95.7%
  $  1,000,000     Andover, NJ Regional School District, 4.50% BANs, 6/14/2007                                         $   1,002,455
     2,500,000     Audubon, NJ School District, 4.25% GANs, 9/6/2007                                                       2,506,718
     4,010,000 3,4 Barrington, NJ, (Series 2007A), 4.00% BANs, 1/23/2008                                                   4,017,530
     2,636,700     Beachwood, NJ, 4.00% BANs, 8/31/2007                                                                    2,640,552
     2,285,000     Berlin Boro, NJ, (Series 2006B), 4.00% BANs, 9/13/2007                                                  2,289,894
     2,081,450     Bethlehem Township, NJ, 4.50% BANs, 6/19/2007                                                           2,086,524
     2,768,167     Bridgeton, NJ, 4.50% BANs, 3/7/2007                                                                     2,770,204
     1,036,500     Collingswood, NJ, (Series 2006C), 4.50% BANs, 3/9/2007                                                  1,037,338
     9,900,000 3,4 Delaware River Port Authority Revenue, MERLOTS (Series 2000B-4) Weekly VRDNs (FGIC                      9,900,000
                   INS)/(Wachovia Bank N.A. LIQ), 3.550%, 2/7/2007
     2,025,000     Demarest, NJ Board of Education, 4.75% BANs, 7/13/2007                                                  2,031,480
     1,029,500     Emerson, NJ, 4.50% BANs, 8/15/2007                                                                      1,032,674
     1,800,000     Essex Fells, NJ, 4.25% BANs, 10/12/2007                                                                 1,806,613
     3,107,000     Fairfield Township, NJ, 4.625% BANs, 2/16/2007                                                          3,107,891
     1,473,000     Garfield, NJ, 4.00% BANs, 3/16/2007                                                                     1,473,601
     4,000,000     Hoboken, NJ, 4.25% BANs, 9/14/2007                                                                      4,011,868
     1,279,000     Knowlton Township, NJ, 4.50% BANs, 5/7/2007                                                             1,281,243
     2,269,900     Lodi, NJ, 4.00% BANs, 1/18/2008                                                                         2,274,519
     2,160,000     Lopatcong, NJ, 4.25% BANs, 9/19/2007                                                                    2,166,947
     3,254,700     Mantua Township, NJ, (Series A), 4.75% BANs, 5/8/2007                                                   3,262,280
     1,846,000     Matawan Borough, NJ, 4.50% BANs, 4/11/2007                                                              1,848,453
     1,500,000     Middlesex County, NJ PCFA Weekly VRDNs (FMC Gold Co.)/(Wachovia Bank N.A. LOC), 3.690%, 2/1/2007        1,500,000
     1,860,000     Middlesex, NJ, 4.50% BANs, 4/6/2007                                                                     1,862,515
     6,980,000     Monroe Township (Middlesex County), NJ, 4.25% BANs, 2/16/2007                                           6,981,296
     2,400,000     Mount Ephraim, NJ Board of Education, 4.25% GANs, 10/5/2007                                             2,408,573
     3,275,000     Mount Holly Township, NJ, 4.50% BANs, 2/20/2007                                                         3,276,343
     1,435,000     New Jersey EDA Daily VRDNs (Jewish Community Center of Middlesex County)/(Commerce Bank N.A.,           1,435,000
                   Cherry Hill, NJ LOC), 3.660%, 2/2/2007
     1,485,000     New Jersey EDA Daily VRDNs (Maroukian Realty LLC)/(Commerce Bank N.A., Cherry Hill, NJ LOC),            1,485,000
                   3.760%, 2/2/2007
     3,525,000     New Jersey EDA Weekly VRDNs (Baptist Home Society of New Jersey)/(Valley National Bank, Passaic,        3,525,000
                   NJ LOC), 3.730%, 2/1/2007
     3,953,000     New Jersey EDA Weekly VRDNs (Meridan Health Care)/(Manufacturers & Traders Trust Co., Buffalo,          3,953,000
                   NY LOC), 3.710%, 2/7/2007
       995,000     New Jersey EDA, (2000 Project) Weekly VRDNs (Fisk Alloy Wire, Inc. and Affiliates)/                       995,000
                   (Wachovia Bank N.A. LOC), 3.740%, 2/1/2007
       500,000     New Jersey EDA, (Series 1992D-1) Weekly VRDNs (Danlin Corp.)/(BNP Paribas SA LOC), 3.730%,                500,000
                   2/1/2007
     2,310,000     New Jersey EDA, (Series 1992L) Weekly VRDNs (Kent Place School)/(BNP Paribas SA LOC), 3.660%,           2,310,000
                   2/1/2007
     2,525,000     New Jersey EDA, (Series 1995) Weekly VRDNs (Thermal Energy I LP)/(JPMorgan Chase Bank, N.A.             2,525,000
                   LOC), 3.530%, 2/7/2007
     3,500,000     New Jersey EDA, (Series 1997) Weekly VRDNs (Phoenix Realty Partners)/(Wachovia Bank N.A. LOC),          3,500,000
                   3.560%, 2/7/2007
     6,600,000     New Jersey EDA, (Series 1997) Weekly VRDNs (Thermal Energy I LP)/(JPMorgan Chase Bank, N.A.             6,600,000
                   LOC), 3.530%, 2/7/2007
       800,000     New Jersey EDA, (Series 1997) Weekly VRDNs (UJA Federation of Bergan County and North Hudson,             800,000
                   Inc.)/(Bank of New York LOC), 3.670%, 2/6/2007
     5,750,000     New Jersey EDA, (Series 1998) Daily VRDNs (Mount Olive Industrial Realty Co. LLC)/(Bank of New          5,750,000
                   York LOC), 3.750%, 2/1/2007
       830,000     New Jersey EDA, (Series 1998) Weekly VRDNs (Deutscher Realty Co. LLC)/(JPMorgan Chase Bank, N.A.          830,000
                   LOC), 3.950%, 2/1/2007
     9,235,000     New Jersey EDA, (Series 1998A) Weekly VRDNs (Jewish Home at Rockleigh)/(Allied Irish Banks PLC          9,235,000
                   LOC), 3.620%, 2/2/2007
     1,100,000     New Jersey EDA, (Series 1998B) Weekly VRDNs (Jewish Home at Rockleigh)/(Allied Irish Banks PLC          1,100,000
                   LOC), 3.620%, 2/2/2007
     3,835,000     New Jersey EDA, (Series 1999) Daily VRDNs (VOADV Property, Inc.)/(Commerce Bank N.A., Cherry            3,835,000
                   Hill, NJ LOC), 3.660%, 2/2/2007
     1,100,000     New Jersey EDA, (Series 1999) Weekly VRDNs (Richmond Industries, Inc. and Richmond Realty               1,100,000
                   LLC)/(Commerce Bank N.A., Cherry Hill, NJ LOC), 3.760%, 2/2/2007
     1,500,000     New Jersey EDA, (Series 2001) Weekly VRDNs (Temple Emanuel of the Pascack Valley)/(PNC Bank,            1,500,000
                   N.A. LOC), 3.660%, 2/2/2007
     2,780,000     New Jersey EDA, (Series 2001) Weekly VRDNs (Village School for Children, Inc.)/(Valley National         2,780,000
                   Bank, Passaic, NJ LOC), 3.660%, 2/1/2007
     2,000,000     New Jersey EDA, (Series 2002) Daily VRDNs (Bancroft NeuroHealth)/(Commerce Bank N.A., Cherry            2,000,000
                   Hill, NJ LOC), 3.610%, 2/1/2007
     4,700,000     New Jersey EDA, (Series 2003) Weekly VRDNs (Port Newart Container Terminal LLC)/                        4,700,000
                   (Citibank N.A. , New York LOC), 3.540%, 2/7/2007
     5,000,000     New Jersey EDA, (Series 2005) Weekly VRDNs (Princeton Day School, Inc.)/(Bank of New York LOC),         5,000,000
                   3.500%, 2/7/2007
    13,000,000     New Jersey EDA, (Series 2006A) Daily VRDNs (Presbyterian Homes Assisted Living Obligated               13,000,000
                   Group)/(Commerce Bank N.A., Cherry Hill, NJ LOC), 3.610%, 2/1/2007
       460,000     New Jersey EDA, (Series A) Weekly VRDNs (325 Midland Avenue LLC & Wearbest Sil-Tex Ltd.)/(Bank            460,000
                   of New York LOC), 3.750%, 2/1/2007
     3,100,000 3,4 New Jersey EDA, GS Trust (Series 2006-78G) Weekly VRDNs (Gloucester Marine Terminal)/(Goldman           3,100,000
                   Sachs Group, Inc. GTD)/(Goldman Sachs Group, Inc. LIQ), 3.710%, 2/1/2007
    11,300,000     New Jersey EDA, Lion's Gate (Series 2005C) Weekly VRDNs (SJF-CCRC, Inc.)/(Citizens Bank of             11,300,000
                   Pennsylvania LOC), 3.500%, 2/7/2007
     2,665,000 3,4 New Jersey EDA, School Facilities Construction (MACON Series 2006B) Weekly VRDNs (FSA INS)/(Bank        2,665,000
                   of America N.A. LIQ), 3.640%, 2/1/2007
     3,035,000 3,4 New Jersey EDA, School Facilities Construction Macon Trust (Series 2005H) Weekly VRDNs (FGIC            3,035,000
                   INS)/(Bank of America N.A. LIQ), 3.640%, 2/1/2007
    10,420,000 3,4 New Jersey EDA, School Facilities Construction PUTTERs (Series 1246Q) Weekly VRDNs (FSA                10,420,000
                   INS)/(J.P. Morgan Chase & Co. LIQ), 3.670%, 2/1/2007
     6,200,000 3,4 New Jersey Environmental Infrastructure Trust, (Series 2001-JPMC-6) Weekly VRDNs (J.P. Morgan           6,200,000
                   Chase & Co. LIQ), 3.540%, 2/7/2007
     4,500,000 3,4 New Jersey Health Care Facilities Financing Authority, (PA-1427) Weekly VRDNs (South Jersey             4,500,000
                   Hospital, Inc.)/(Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC), 3.660%,
                   2/1/2007
     6,000,000     New Jersey Health Care Facilities Financing Authority, (Series 2002) Daily VRDNs (RWJ Health            6,000,000
                   Care Corp. at Hamilton)/(Commerce Bank N.A., Cherry Hill, NJ LOC), 3.610%, 2/1/2007
     1,000,000     New Jersey Health Care Facilities Financing Authority, (Series 2004A-1) Weekly VRDNs (Bayshore          1,000,000
                   Community Hospital, NJ)/(Commerce Bank N.A., Cherry Hill, NJ LOC), 3.610%, 2/1/2007
     7,910,000     New Jersey Health Care Facilities Financing Authority, (Series 2005) Daily VRDNs (Recovery              7,910,000
                   Management Systems, Inc.)/(Commerce Bank N.A., Cherry Hill, NJ LOC), 3.610%, 2/1/2007
     6,600,000     New Jersey Health Care Facilities Financing Authority, (Series A-2) Weekly VRDNs (Christian             6,600,000
                   Health Care Center)/(Valley National Bank, Passaic, NJ LOC), 3.620%, 2/1/2007
     5,185,000 3,4 New Jersey Health Care Facilities Financing Authority, MERLOTS (Series 2001-A100) Weekly VRDNs          5,185,000
                   (Jersey City Medical Center)/(AMBAC INS)/(Wachovia Bank N.A. LIQ), 3.520%, 2/7/2007
     5,800,000 3,4 New Jersey Health Care Facilities Financing Authority, PUTTERs (Series 1063) Weekly VRDNs (New          5,800,000
                   Jersey Department of Human Services)/(AMBAC INS)/(JPMorgan Chase Bank, N.A. LIQ), 3.650%,
                   2/1/2007
    12,040,000 3,4 New Jersey Health Care Facilities Financing Authority, Roaring Forks (Series 2005-20) Weekly           12,040,000
                   VRDNs (New Jersey Department of Human Services)/(AMBAC INS)/(Bank of New York LIQ), 3.640%,
                   2/1/2007
       630,000 3,4 New Jersey Housing & Mortgage Financing Authority, MERLOTS (Series 2000 A2) Weekly VRDNs (MBIA            630,000
                   Insurance Corp. INS)/(Wachovia Bank N.A. LIQ), 3.570%, 2/7/2007
     3,610,000 3,4 New Jersey State Transportation Trust Fund Authority, (PZ-139) Weekly VRDNs (FGIC, FSA INS) and         3,610,000
                   Merrill Lynch & Co., Inc. LIQs), 3.660%, 2/1/2007
     5,825,000 3,4 New Jersey State Transportation Trust Fund Authority, Class A Certificates (Series 3027) Weekly         5,825,000
                   VRDNs (AMBAC INS)/(Bear Stearns Cos., Inc. LIQ), 3.550%, 2/7/2007
     8,905,000 3,4 New Jersey State Transportation Trust Fund Authority, GS Trust (Series 2006-10Z) Weekly VRDNs           8,905,000
                   (FSA INS)/(Goldman Sachs Group, Inc. LIQ), 3.670%, 2/1/2007
     3,095,000 3,4 New Jersey State Transportation Trust Fund Authority, GS Trust (Series 2006-14Z) Weekly VRDNs           3,095,000
                   (AMBAC INS)/(Goldman Sachs Group, Inc. LIQ), 3.670%, 2/1/2007
     9,290,000 3,4 New Jersey State Transportation Trust Fund Authority, PUTTERs (Series 241) Weekly VRDNs (FSA            9,290,000
                   INS)/(J.P. Morgan Chase & Co. LIQ), 3.650%, 2/1/2007
     1,500,000 3,4 New Jersey State Transportation Trust Fund Authority, PUTTERs (Series 1403) Weekly VRDNs (MBIA          1,500,000
                   Insurance Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 3.650%, 2/1/2007
     6,990,000 3,4 New Jersey State Transportation Trust Fund Authority, RBC Floater Certificates (Series I-1)             6,990,000
                   Weekly VRDNs (FSA INS)/(Royal Bank of Canada, Montreal LIQ), 3.650%, 2/1/2007
     3,035,000 3,4 New Jersey State Transportation Trust Fund Authority, ROCs (Series 632) Weekly VRDNs (FGIC              3,035,000
                   INS)/(Citigroup, Inc. LIQ), 3.670%, 2/1/2007
     2,590,000 3,4 New Jersey State Transportation Trust Fund Authority, ROCs (Series 684Z) Weekly VRDNs (AMBAC            2,590,000
                   INS)/(Citibank N.A., New York LIQ), 3.660%, 2/1/2007
     4,635,000 3,4 New Jersey State, MACON Trust (Series 2004F) Weekly VRDNs (FSA INS)/(Bank of America N.A. LIQ),         4,635,000
                   3.640%, 2/1/2007
    15,650,000 3,4 Newark, NJ Housing Authority, (PT-1590) Weekly VRDNs (Georgie King Village Apartments)/(Merrill        15,650,000
                   Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC), 3.720%, 2/1/2007
     3,000,000     Pilesgrove Township, NJ, 4.25% BANs, 8/30/2007                                                          3,008,671
     1,518,149     Pine Beach, NJ, 4.00% BANs, 12/14/2007                                                                  1,522,578
     1,376,000     Pohatcong Township, NJ, 4.50% BANs, 3/14/2007                                                           1,377,266
     2,740,000 3,4 Port Authority of New York and New Jersey, (PT-3560) Weekly VRDNs (FGIC INS)/(Dexia Credit Local        2,740,000
                   LIQ), 3.660%, 2/1/2007
    10,000,000     Port Authority of New York and New Jersey, (Series 1991-4/5) Weekly VRDNs, 3.806%, 2/6/2007            10,000,000
     4,400,000 3,4 Port Authority of New York and New Jersey, (Series PA-1377R) Weekly VRDNs (Merrill Lynch & Co.,         4,400,000
                   Inc. LIQ), 3.670%, 2/1/2007
     2,255,000 3,4 Port Authority of New York and New Jersey, MERLOTS (Series 2000 B5) Weekly VRDNs (JFK                   2,255,000
                   International Air Terminal LLC)/(MBIA Insurance Corp. INS)/(Wachovia Bank N.A. LIQ), 3.570%,
                   2/7/2007
     5,000,000 3,4 Port Authority of New York and New Jersey, ROCs (Series 664) Weekly VRDNs (Citibank N.A., New           5,000,000
                   York LIQ), 3.650%, 2/1/2007
     5,200,000     Sea Isle City, NJ, 4.75% BANs, 5/9/2007                                                                 5,212,645
     1,152,250     Seaside Heights Borough, NJ, (Series 2006A), 4.25% BANs, 2/9/2007                                       1,152,445
     2,300,000     Seaside Heights Borough, NJ, (Series C), 4.25% BANs, 12/6/2007                                          2,309,342
     1,450,000     Somers Point, NJ, 4.00% BANs, 7/6/2007                                                                  1,451,998
     1,014,700     South Toms River, NJ, 4.25% BANs, 6/11/2007                                                             1,016,092
     1,067,000     Teterboro, NJ, 4.75% BANs, 6/22/2007                                                                    1,069,372
     5,795,000 3,4 Tobacco Settlement Financing Corp., NJ, (PA-1284) Weekly VRDNs (Merrill Lynch & Co., Inc.               5,795,000
                   LIQ)/(Merrill Lynch & Co., Inc. LOC), 3.660%, 2/1/2007
     4,706,045     Tuckerton, NJ, 4.50% BANs, 6/22/2007                                                                    4,718,295
     1,376,000     Union Beach, NJ, 4.50% BANs, 3/15/2007                                                                  1,377,297
     1,000,000     Vineland, NJ, 4.25% BANs, 7/13/2007                                                                     1,002,177
     2,092,800     Wallington, NJ, 4.50% BANs, 8/17/2007                                                                   2,100,413
     2,000,000     Watchung Hills, NJ Regional School District, 4.00% BANs, 7/10/2007                                      2,002,310
     1,848,310     Wenonah, NJ, 4.50% BANs, 3/23/2007                                                                      1,850,262
     1,595,000     West Cape May, NJ, 4.25% BANs, 10/5/2007                                                                1,600,697
     5,000,000     Wildwood, NJ, 4.625% BANs, 5/11/2007                                                                    5,008,799
     2,000,000     Wildwood, NJ, 4.75% BANs, 5/11/2007                                                                     2,003,407
     5,000,000     Woodbury, NJ School District, 4.00% GANs, 12/5/2007                                                     5,010,093
                      TOTAL                                                                                              373,989,670
                   NEW YORK--3.4%
     2,640,000     Port Authority of New York and New Jersey, Equipment Note Agreement (Series 2006-6) Weekly              2,640,000
                   VRDNs, 3.660%, 2/1/2007
     1,020,000     Port Authority of New York and New Jersey, Equipment Note Agreement (Series 2006-7) Weekly              1,020,000
                   VRDNs, 3.740%, 2/1/2007
     9,470,000 3,4 Port Authority of New York and New Jersey, PUTTERs (Series 1546) Weekly VRDNs (JPMorgan Chase           9,470,000
                   Bank, N.A. LIQ), 3.650%, 2/1/2007
                      TOTAL                                                                                               13,130,000
                      TOTAL MUNICIPAL INVESTMENTS-99.1%                                                                  387,119,670
                      (AT AMORTIZED COST)5
                      OTHER ASSETS AND LIABILITIES -NET -0.9%                                                              3,518,485
                      TOTAL NET ASSETS -100%                                                                           $ 390,638,155

     Securities that are subject to the federal alternative minimum tax (AMT) represent 15.2% of the portfolio as calculated based upon total market value.

1 The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories. Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.

     At January 31, 2007, the portfolio securities were rated as follows:
     Tier Rating Percentages Based on Total Market Value
     FIRST TIER                                    SECOND TIER
     94.5%                                         5.5%

2    Current rate and next reset date shown for Variable Rate Demand Notes.

3 Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At January 31, 2007, these restricted securities amounted to $162,277,530, which represented 41.5% of total net assets.

4 Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees. At January 31, 2007, these liquid restricted securities amounted to $162,277,530, which represented 41.5% of total net assets.

5    Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at January 31, 2007.


INVESTMENT VALUATION
The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended.


The following acronyms are used throughout this portfolio:

 AMBAC   --American Municipal Bond Assurance Corporation
 BANs    --Bond Anticipation Notes
 EDA     --Economic Development Authority
 FGIC    --Financial Guaranty Insurance Company
 FSA     --Financial Security Assurance
 GANs    --Grant Anticipation Notes
 GTD     --Guaranteed
 INS     --Insured
 LIQ     --Liquidity Agreement
 LOC     --Letter of Credit
 MERLOTS --Municipal Exempt Receipts -- Liquidity Optional Tender Series
 PCFA    --Pollution Control Finance Authority
 PUTTERs --Puttable Tax-Exempt Receipts
 ROCs    --Reset Option Certificates
 VRDNs   --Variable Rate Demand Notes







NEW YORK MUNICIPAL CASH TRUST
PORTFOLIO OF INVESTMENTS
January 31, 2007 (unaudited)

  PRINCIPAL     VALUE
  AMOUNT

                   SHORT-TERM MUNICIPALS --99.4%1,2
                   NEW JERSEY--1.0%
  $  5,000,000 3,4  ABN AMRO MuniTOPS Certificates Trust (New York/New Jersey AMT)/(Series 2006-87) Weekly VRDNs     $     5,000,000
                   (Port Authority of New York and New Jersey)/(FSA INS)/(ABN AMRO Bank NV, Amsterdam LIQ),
                   3.690%, 2/1/2007
    10,000,000 3,4  Port Authority of New York and New Jersey, ROCs (Series 664) Weekly VRDNs (Citibank N.A., New         10,000,000
                   York LIQ), 3.650%, 2/1/2007
                       TOTAL                                                                                              15,000,000
                   NEW YORK--98.4%
     5,700,000     Amherst, NY IDA, (Series 2006B) Weekly VRDNs (Daemen College)/(Radian Asset Assurance                   5,700,000
                   INS)/(Manufacturers & Traders Trust Co., Buffalo, NY LIQ), 3.650%, 2/1/2007
     4,000,000     Amityville, NY Union Free School District, 4.50% TANs, 6/28/2007                                        4,012,962
    10,556,000     Amsterdam, NY Enlarged City School District, 4.50% BANs, 6/20/2007                                     10,579,257
    10,900,000     Bethlehem, NY IDA, (Series 2003A) Weekly VRDNs (467 Delaware Avenue LLC)/(Federal Home Loan            10,900,000
                   Bank of New York LOC), 3.660%, 2/1/2007
     5,400,000     Camden, NY CSD, 4.50% RANs, 6/29/2007                                                                   5,413,685
     3,755,000     Cattaraugus County, NY IDA, (Series 1999A) Weekly VRDNs (Gernatt Asphalt Products,                      3,755,000
                   Inc.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 3.760%, 2/1/2007
     2,735,000     Cayuga County, NY IDA, (Series 1998) Weekly VRDNs (NFR Northeast, Inc.)/(Citizens Bank of               2,735,000
                   Pennsylvania LOC), 3.630%, 2/7/2007
     5,600,000     Chautauqua County, NY IDA, The Carriage House Companies (Series 1985) Weekly VRDNs (The Red             5,600,000
                   Wing Co., Inc.)/(Wachovia Bank N.A. LOC), 3.640%, 2/1/2007
     4,750,000     Chautauqua Lake, NY CSD, 4.00% BANs, 6/28/2007                                                          4,757,845
     1,988,000     Clarence, NY CSD, 4.50% BANs, 7/26/2007                                                                 1,993,496
     2,000,000     Clarence, NY CSD, 4.50% TANs, 6/29/2007                                                                 2,005,077
     8,550,000     Clinton County, NY IDA, (Series 2002A) Weekly VRDNs (Champlain Valley Physicians Hospital               8,550,000
                   Medical Center)/(Radian Asset Assurance INS)/(Key Bank, N.A. LIQ), 3.620%, 2/1/2007
     7,000,000     Connetquot, NY CSD, 4.25% TANs, 6/27/2007                                                               7,017,112
     3,500,000     Corning, NY City School District, 4.25% BANs, 6/29/2007                                                 3,506,557
     4,850,000     Dunkirk, NY, 4.25% BANs, 9/13/2007                                                                      4,864,625
     3,820,000     Dutchess County, NY IDA, (Series 2005) Weekly VRDNs (Lutheran Center at Poughkeepsie,                   3,820,000
                   Inc.)/(Key Bank, N.A. LOC), 3.640%, 2/1/2007
     3,000,000     East Rochester, NY Housing Authority, (Series 2001: Daniel's Creek at Baytowne) Weekly VRDNs            3,000,000
                   (Seabury Associates LP)/(HSBC Bank USA LOC), 3.670%, 2/1/2007
     1,000,000     Eastport South Manor, NY CSD, 4.50% TANs, 6/28/2007                                                     1,002,327
     4,915,000     Erie County, NY IDA, (Series 2002: Civic Facility Revenue Bonds) Weekly VRDNs (People,                  4,915,000
                   Inc.)/(Key Bank, N.A. LOC), 3.690%, 2/1/2007
     3,810,000     Erie County, NY IDA, IDRB (Series 1994) Weekly VRDNs (Servotronics, Inc. Project)/(Bank of              3,810,000
                   America N.A. LOC), 3.810%, 2/1/2007
     1,750,000 3,4  GS Pool Trust (Series 2006-55TP) Weekly VRDNs (IXIS Financial Products Inc. INS)/                      1,750,000
                   (Goldman Sachs Group, Inc. LIQ), 3.710%, 2/1/2007
     8,350,000     Green Island, NY Union Free School District, 4.50% BANs, 6/26/2007                                      8,373,950
     5,590,000     Hempstead (town), NY IDA MFH, (Series 2006) Weekly VRDNs (Hempstead Village Housing Associates          5,590,000
                   LP)/(JPMorgan Chase Bank, N.A. LOC), 3.660%, 2/1/2007
    10,433,250 3,4  Hempstead, NY IDA, (Series 2003 FR/RI-F13J) Weekly VRDNs (FCD Lynbrook LLC)/                          10,433,250
                   (Lehman Brothers Holdings, Inc. SWP), 3.610%, 2/7/2007
     8,027,606     Ithaca, NY, (Series 2007A), 4.00% BANs, 1/17/2008                                                       8,057,319
    10,317,749     Ithaca, NY, 4.50% BANs, 8/3/2007                                                                       10,355,616
     3,699,200     Lakeland, NY CSD of Shrub Oak, 4.25% BANs, 9/6/2007                                                     3,711,912
     4,254,844     Liverpool, NY CSD, (Series 2006A), 4.50% BANs, 6/29/2007                                                4,269,067
    12,400,000     Liverpool, NY CSD, 4.50% RANs, 7/6/2007                                                                12,429,358
     7,000,000     Livingston County, NY, 4.50% BANs, 8/2/2007                                                             7,025,201
     9,665,000     Madison County, NY IDA, (Series 1999A) Weekly VRDNs (Cazenovia College)/                                9,665,000
                   (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 3.710%, 2/1/2007
     3,400,000     Madison County, NY IDA, (Series A) Weekly VRDNs (Owl Wire and Cable)/(Key Bank, N.A. LOC),              3,400,000
                   3.630%, 2/7/2007
     5,995,000 3,4  Metropolitan Transportation Authority, NY, (PA-1027) Weekly VRDNs (MTA Transportation                  5,995,000
                   Revenue)/(AMBAC INS)/(Merrill Lynch & Co., Inc. LIQ), 3.650%, 2/1/2007
    10,000,000 3,4  Metropolitan Transportation Authority, NY, MERLOTS (Series 2000F) Weekly VRDNs (FGIC                  10,000,000
                   INS)/(Wachovia Bank N.A. LIQ), 3.520%, 2/7/2007
     9,395,000 3,4  Metropolitan Transportation Authority, NY, MERLOTS (Series 1997C) Weekly VRDNs (FGIC                   9,395,000
                   INS)/(Wachovia Bank N.A. LIQ), 3.520%, 2/7/2007
     5,659,000 3,4  Metropolitan Transportation Authority, NY, Piper Variable Certificates (Series 2002F) Weekly           5,659,000
                   VRDNs (MTA Transportation Revenue)/(AMBAC INS)/(Bank of New York LIQ), 3.640%, 2/1/2007
    14,565,000 3,4  Metropolitan Transportation Authority, NY, ROCs (Series 7024) Weekly VRDNs (MTA Dedicated Tax         14,565,000
                   Fund)/(MBIA Insurance Corp. INS)/(Citigroup, Inc. LIQ), 3.650%, 2/1/2007
     8,000,000     Mineola, NY Union Free School District, 4.00% BANs, 1/18/2008                                           8,027,464
     1,705,000     Monroe County, NY IDA, (Series 2000) Weekly VRDNs (Eldre Corp.)/(JPMorgan Chase Bank, N.A.              1,705,000
                   LOC), 3.950%, 2/1/2007
     1,640,000     Monroe County, NY IDA, (Series 2004) Weekly VRDNs (Al Sigl Center for Rehabilitation Agencies,          1,640,000
                   Inc. Civic Facility)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 3.680%, 2/1/2007
     9,455,000     Monroe County, NY IDA, (Series 2005) Weekly VRDNs (Cherry Ridge Apartments, LLC)/                       9,455,000
                   (HSBC Bank USA LOC), 3.630%, 2/1/2007
     7,190,000     Monroe County, NY IDA, (Series 2005) Weekly VRDNs (Cherry Ridge Independent Living, LLC)/(HSBC          7,190,000
                   Bank USA LOC), 3.630%, 2/1/2007
     1,750,000     Monroe County, NY IDA, (Series 2005) Weekly VRDNs (Cherry Ridge Independent Living, LLC)/(HSBC          1,750,000
                   Bank USA LOC), 3.630%, 2/1/2007
    14,625,000     Monroe County, NY IDA, (Series 2005) Weekly VRDNs (Glen at Cherry Ridge, LLC)/(HSBC Bank USA           14,625,000
                   LOC), 3.630%, 2/1/2007
     4,800,000     Monroe County, NY IDA, (Series 2005) Weekly VRDNs (YMCA of Greater Rochester)/                          4,800,000
                   (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 3.660%, 2/1/2007
     9,730,000     Nassau County, NY IDA, (Series 2005) Weekly VRDNs (North Shore Hebrew Academy High                      9,730,000
                   School)/(Comerica Bank LOC), 3.630%, 2/1/2007
    10,000,000 3,4  Nassau County, NY IDA, ROCs (Series 738CE) Weekly VRDNs (Mill River Residences)/                      10,000,000
                   (Citibank N.A., New York LIQ)/(Citibank N.A., New York LOC), 3.690%, 2/1/2007
    10,000,000     New Rochelle, NY IDA, (Series 2006: West End Phase I Facility) Weekly VRDNs (180 Union Avenue          10,000,000
                   Owner LP)/(Citibank N.A., New York LOC), 3.660%, 2/1/2007
    25,500,000     New York City, NY Housing Development Corp., (Series 2004 A) Weekly VRDNs (West 61st Street            25,500,000
                   Associates LLC)/(HSBC Bank USA LOC), 3.500%, 2/7/2007
     8,200,000 3,4  New York City, NY IDA, (MT-189) Weekly VRDNs (Terminal One Group Association)/(Merrill Lynch           8,200,000
                   & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC), 3.660%, 2/1/2007
     5,820,000     New York City, NY IDA, (Series 2000) Weekly VRDNs (Jewish Board of Family and Children's                5,820,000
                   Services, Inc.)/(Allied Irish Banks PLC LOC), 3.510%, 2/7/2007
    14,300,000     New York City, NY IDA, (Series 2000) Weekly VRDNs (Jewish Community Center on the Upper West           14,300,000
                   Side, Inc.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 3.660%, 2/1/2007
     4,700,000     New York City, NY IDA, (Series 2000) Weekly VRDNs (National Center on Addiction and Substance           4,700,000
                   Abuse at Columbia University)/(JPMorgan Chase Bank, N.A. LOC), 3.680%, 2/1/2007
     1,195,000     New York City, NY IDA, (Series 2001) Weekly VRDNs (Village Community School)/                           1,195,000
                   (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 3.680%, 2/1/2007
     5,845,000     New York City, NY IDA, (Series 2003) Weekly VRDNs (Professional Children's School)/                     5,845,000
                   (Wachovia Bank N.A. LOC), 3.610%, 2/1/2007
     3,110,000     New York City, NY IDA, (Series 2004) Weekly VRDNs (Allen-Stevenson School)/(Allied Irish Banks          3,110,000
                   PLC LOC), 3.630%, 2/1/2007
     5,255,000     New York City, NY IDA, (Series 2004) Weekly VRDNs (Seamen's Society for Children and                    5,255,000
                   Families)/(Commerce Bank N.A., Cherry Hill, NJ LOC), 3.630%, 2/1/2007
     5,415,000     New York City, NY IDA, (Series 2004) Weekly VRDNs (Super-Tek Products, Inc.)/(Citibank N.A.,            5,415,000
                   New York LOC), 3.680%, 2/1/2007
     7,400,000     New York City, NY IDA, (Series 2004A) Weekly VRDNs (Institute for Community Living, Inc.)/              7,400,000
                   (HSBC Bank USA LOC), 3.610%, 2/1/2007
     2,305,000     New York City, NY IDA, (Series 2005) Weekly VRDNs (French Institute-Alliance Francaise de New           2,305,000
                   York-Federation of French Alliances in the United States)/(Manufacturers & Traders Trust Co.,
                   Buffalo, NY LOC), 3.680%, 2/1/2007
     2,875,000     New York City, NY IDA, (Series 2006) Weekly VRDNs (Spence-Chapin Services to Families and               2,875,000
                   Children)/(Allied Irish Banks PLC LOC), 3.630%, 2/1/2007
     5,515,000     New York City, NY IDA, Civic Facility Revenue Bonds (Series 2000) Weekly VRDNs (Columbia                5,515,000
                   Grammar & Preparatory School)/(Allied Irish Banks PLC LOC), 3.630%, 2/1/2007
     3,500,000     New York City, NY IDA, IDRBs (Series 2003) Weekly VRDNs (Novelty Crystal Corp.)/(Commerce Bank          3,500,000
                   N.A., Cherry Hill, NJ LOC), 3.730%, 2/1/2007
    94,600,000     New York City, NY IDA, Liberty Revenue Bonds (Series 2004 A) Weekly VRDNs (One Bryant Park             94,600,000
                   LLC)/(Bayerische Landesbank (GTD) INV)/(Bank of America N.A. and Citibank N.A., New York
                   LOCs), 3.550%, 2/7/2007
    15,600,000     New York City, NY IDA, Liberty Revenue Bonds (Series 2004 B) Daily VRDNs (One Bryant Park              15,600,000
                   LLC)/(Bayerische Landesbank (GTD) INV)/(Bank of America N.A. and Citibank N.A., New York
                   LOCs), 3.730%, 2/1/2007
     2,200,000 3,4  New York City, NY IDA, ROCs (Series 523CE) Weekly VRDNs (7 World Trade Center LLC)/                    2,200,000
                   (Citibank N.A., New York LIQ)/(Citibank N.A., New York LOC), 3.650%, 2/1/2007
    16,040,000     New York City, NY Municipal Water Finance Authority, (Fiscal 2006 Series AA-2) Daily VRDNs             16,040,000
                   (Dexia Credit Local LIQ), 3.670%, 2/1/2007
    15,000,000 3,4  New York City, NY Municipal Water Finance Authority, (PA-1421R) Weekly VRDNs (Merrill Lynch &         15,000,000
                   Co., Inc. LIQ), 3.650%, 2/1/2007
     3,240,000 3,4  New York City, NY Municipal Water Finance Authority, (PA-523) Weekly VRDNs (FGIC                       3,240,000
                   INS)/(Merrill Lynch & Co., Inc. LIQ), 3.650%, 2/1/2007
    14,650,000     New York City, NY Municipal Water Finance Authority, (Series 2001 F-1) Daily VRDNs (Dexia              14,650,000
                   Credit Local LIQ), 3.680%, 2/1/2007
    20,000,000     New York City, NY Municipal Water Finance Authority, (Series 6), 3.50% CP, Mandatory Tender            20,000,000
                   2/8/2007
     4,930,000 3,4  New York City, NY Municipal Water Finance Authority, ROCs (Series 380) Weekly VRDNs (AMBAC             4,930,000
                   INS)/(Citibank N.A., New York LIQ), 3.650%, 2/1/2007
    22,700,000 3,4  New York City, NY Municipal Water Finance Authority, ROCs (Series 404) Weekly VRDNs (Citibank         22,700,000
                   N.A., New York LIQ), 3.650%, 2/1/2007
     4,500,000 3,4  New York City, NY Municipal Water Finance Authority, ROCs (Series 602) Weekly VRDNs (Citibank          4,500,000
                   N.A., New York LIQ), 3.650%, 2/1/2007
     9,860,000 3,4  New York City, NY Transitional Finance Authority, (Series 1999B) MERLOTS Weekly VRDNs                  9,860,000
                   (Wachovia Bank N.A. LIQ), 3.520%, 2/7/2007
    15,055,000     New York City, NY Transitional Finance Authority, New York City Recovery Bonds (2003 Series 3-         15,055,000
                   F) Daily VRDNs (Royal Bank of Canada, Montreal LIQ), 3.720%, 2/1/2007
    18,730,000     New York City, NY Transitional Finance Authority, New York City Recovery Bonds (2003 Subseries         18,730,000
                   1-A) Weekly VRDNs (Landesbank Hessen-Thueringen (GTD) LIQ), 3.450%, 2/7/2007
     4,975,000 3,4  New York City, NY Transitional Finance Authority, Piper Certificates (Series 2002E) Weekly             4,975,000
                   VRDNs (Bank of New York LIQ), 3.640%, 2/1/2007
     6,335,000     New York City, NY, (2002 Series A-6) Daily VRDNs (FSA INS)/(Dexia Credit Local LIQ), 3.700%,            6,335,000
                   2/1/2007
     3,750,000 3,4  New York City, NY, (PA-1363) Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch &             3,750,000
                   Co., Inc. LOC), 3.660%, 2/1/2007
     7,085,000 3,4  New York City, NY, (PT-2848), 3.63% TOBs (Dexia Credit Local LIQ)/(Dexia Credit Local LOC),            7,085,000
                   Optional Tender 4/19/2007
     6,440,000 3,4  New York City, NY, (PT-3821) Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch &             6,440,000
                   Co., Inc. LOC), 3.660%, 2/1/2007
    14,720,000 3,4  New York City, NY, (PT-3844) Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch &            14,720,000
                   Co., Inc. LOC), 3.660%, 2/1/2007
     1,875,000 3,4  New York City, NY, (PUTTERs Series 1341) Weekly VRDNs (MBIA Insurance Corp. INS)/                      1,875,000
                   (JPMorgan Chase Bank, N.A. LIQ), 3.650%, 2/1/2007
    18,960,000 3,4  New York City, NY, (ROCs Series 251) Weekly VRDNs (Citigroup Global Markets Holdings, Inc.            18,960,000
                   GTD)/(Citigroup, Inc. LIQ), 3.670%, 2/1/2008
    12,500,000 3,4  New York City, NY, (Series 2006 FR/RI-FP2) Weekly VRDNs (Lehman Brothers Holdings, Inc. SWP),         12,500,000
                   3.560%, 2/7/2007
    10,730,000 3,4  New York City, NY, PUTTERs (Series 1299) Weekly VRDNs (FSA INS)/(JPMorgan Chase Bank, N.A.            10,730,000
                   LIQ), 3.650%, 2/1/2007
    20,720,000 3,4  New York City, NY, PUTTERs (Series 1381) Weekly VRDNs (AMBAC INS)/(JPMorgan Chase Bank, N.A.          20,720,000
                   LIQ), 3.650%, 2/1/2007
    10,325,000     New York City, NY, UT GO Bonds (Fiscal 2004 Series G), 5.00% Bonds, 8/1/2007                           10,394,955
     7,450,000 3,4  New York Convention Center Development Corp., PUTTERs (Series 1247Z) Weekly VRDNs (AMBAC               7,450,000
                   INS)/(JPMorgan Chase Bank, N.A. LIQ), 3.650%, 2/1/2007
    18,750,000 3,4  New York Liberty Development Corp., AUSTIN (Series 2005Q) Weekly VRDNs (Goldman Sachs Group,          18,750,000
                   Inc.)/(Bank of America N.A. LIQ), 3.640%, 2/1/2007
     9,400,000 3,4  New York Liberty Development Corp., ROCs (Series 538) Weekly VRDNs (Goldman Sachs Group,               9,400,000
                   Inc.)/(Citibank N.A., New York LIQ), 3.650%, 2/1/2007
     7,300,000     New York State Dormitory Authority, (Series 2005) Weekly VRDNs (Mt. St. Mary College)/(Radian           7,300,000
                   Asset Assurance INS)/(Citizens Bank N.A. LIQ), 3.650%, 2/1/2007
    25,790,000     New York State Dormitory Authority, (Series 2005) Weekly VRDNs (Park Ridge Hospital,                   25,790,000
                   Inc.)/(JPMorgan Chase Bank, N.A. LOC), 3.620%, 2/1/2007
     6,350,000     New York State Dormitory Authority, (Series 2005) Weekly VRDNs (Pratt Institute)/(Radian Asset          6,350,000
                   Assurance INS)/(Bank of New York LIQ), 3.650%, 2/1/2007
     7,500,000 3,4  New York State Dormitory Authority, MERLOTS (Series 2000 X) Weekly VRDNs (Memorial Sloan-              7,500,000
                   Kettering Cancer Center)/(MBIA Insurance Corp. INS)/(Bank of New York LIQ), 3.520%, 2/7/2007
     1,965,000 3,4  New York State Dormitory Authority, MERLOTS (Series 2001-A30) Weekly VRDNs (AMBAC                      1,965,000
                   INS)/(Wachovia Bank N.A. LIQ), 3.520%, 2/7/2007
     4,915,000 3,4  New York State Dormitory Authority, PT-75 Weekly VRDNs (Ellis Hospital)/(MBIA Insurance Corp.          4,915,000
                   INS)/(Merrill Lynch & Co., Inc. LIQ), 3.650%, 2/1/2007
     5,795,000 3,4  New York State Dormitory Authority, Variable Rate Certificate (Series 2001-D) Weekly VRDNs             5,795,000
                   (Mount Sinai School of Medicine)/(MBIA Insurance Corp. INS)/(Bank of America N.A. LIQ),
                   3.640%, 2/1/2007
    23,975,000 3,4  New York State Energy Research & Development Authority, (Series 2002 FR/RI-F9J) Weekly VRDNs          23,975,000
                   (Consolidated Edison Co.)/(Lehman Brothers Holdings, Inc. SWP), 3.670%, 2/7/2007
     6,400,000 3,4  New York State Environmental Facilities Corp. State Clean Water and Drinking Water, ROCs               6,400,000
                   (Series 4001) Weekly VRDNs (Citigroup, Inc. LIQ), 3.650%, 2/1/2007
    28,800,000     New York State HFA, (Series 2005A: 1 East 35th Street Apartments) Weekly VRDNs (35th Street            28,800,000
                   Associates LP)/(Commerce Bank N.A., Cherry Hill, NJ LOC), 3.540%, 2/7/2007
    17,000,000     New York State HFA, (Series 2006A: 250 East 60th Street Apartments) Weekly VRDNs (250 East             17,000,000
                   60th Street Associates LP)/(Commerce Bank N.A., Cherry Hill, NJ LOC), 3.520%, 2/7/2007
    21,700,000     New York State HFA, (Series 2006A: 385 Third Avenue Apartments) Weekly VRDNs (385 Third Avenue         21,700,000
                   Associates LP)/(Bank of America N.A. LOC), 3.540%, 2/7/2007
     3,750,000     New York State HFA, (Series 2006A: Related-East 21st Street Housing) Weekly VRDNs (321 East             3,750,000
                   21st Street Associates LLC)/(Landesbank Hessen-Thueringen LOC), 3.540%, 2/7/2007
     8,000,000     New York State HFA, Avalon Bowery Place II (Series 2006A) Weekly VRDNs (CVP III LLC)/(Bank of           8,000,000
                   America N.A. LOC), 3.560%, 2/7/2007
    16,495,000 3,4  New York State Mortgage Agency, (PA-422) Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ),                16,495,000
                   3.660%, 2/1/2007
     9,550,000 3,4  New York State Mortgage Agency, PA-406 Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ), 3.660%,           9,550,000
                   2/1/2007
     6,000,000     New York State Power Authority, 3.60% TOBs 3/1/2007                                                     6,000,000
    10,000,000 3,4  New York State Thruway Authority, (PA-532) Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ),              10,000,000
                   3.650%, 2/1/2007
     5,200,000 3,4  New York State Thruway Authority, ROCs (Series 6093) Weekly VRDNs (New York State Personal             5,200,000
                   Income Tax Revenue Bond Fund)/(Citigroup, Inc. LIQ), 3.650%, 2/1/2007
     6,285,000 3,4  Newburgh, NY IDA, (PT-2504) Weekly VRDNs (Belvedere Housing LP)/(Merrill Lynch & Co., Inc.             6,285,000
                   LIQ)/(Merrill Lynch & Co., Inc. LOC), 3.720%, 2/1/2007
     5,000,000     Niagara County, NY IDA, (Series 2001B) Weekly VRDNs (Niagara University)/(Radian Asset                  5,000,000
                   Assurance INS)/(HSBC Bank USA LIQ), 3.640%, 2/1/2007
    17,000,000     Niagara Wheatfield, NY CSD, 4.50% BANs, 2/15/2007                                                      17,004,036
     5,785,000     Onondaga County, NY IDA, (Series 1999A) Weekly VRDNs (Christian Brothers Academy of Syracuse,           5,785,000
                   NY)/(Key Bank, N.A. LOC), 3.690%, 2/1/2007
     1,295,000     Onondaga County, NY IDA, (Series 2000) Weekly VRDNs (M.S. Kennedy Corp.)/(Key Bank, N.A. LOC),          1,295,000
                   3.760%, 2/1/2007
     4,510,000     Onondaga County, NY IDA, (Series 2003A) Weekly VRDNs (Crouse Health Hospital,                           4,510,000
                   Inc.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 3.540%, 2/7/2007
     4,575,000     Onondaga County, NY IDA, (Series 2005) Weekly VRDNs (Jewish Home of Central New York                    4,575,000
                   Residential Living, Inc.)/(Key Bank, N.A. LOC), 3.640%, 2/1/2007
     1,725,000     Onondaga County, NY Weekly VRDNs (Grainger (W.W.), Inc.), 4.125%, 12/1/2010                             1,725,000
     4,725,000     Ontario County, NY Industrial Development Agency, (Series 2003B) Weekly VRDNs (Frederick                4,725,000
                   Ferris Thompson Hospital)/(Key Bank, N.A. LOC), 3.510%, 2/7/2007
       450,000     Ontario, NY IDA Weekly VRDNs (Hillcrest Enterprises/Buckeye Corrugated)/(National City Bank               450,000
                   LOC), 3.710%, 2/7/2007
     6,000,000     Orange County, NY IDA, (Series 2002) Weekly VRDNs (Tuxedo Park School)/(Manufacturers &                 6,000,000
                   Traders Trust Co., Buffalo, NY LOC), 3.660%, 2/1/2007
     4,650,000     Oswego County, NY IDA, (Series 2003) Weekly VRDNs (Oswego College Foundation, Inc.)/                    4,650,000
                   (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 3.660%, 2/1/2007
     4,605,000 3,4  Port Authority of New York and New Jersey, (PT-440) Weekly VRDNs (FGIC INS)/(Merrill Lynch &           4,605,000
                   Co., Inc. LIQ), 3.660%, 2/1/2007
    15,000,000     Port Authority of New York and New Jersey, (Series 1989-2) Weekly VRDNs, 3.806%, 2/6/2007              15,000,000
    15,000,000     Port Authority of New York and New Jersey, (Series 1989-3/4) Weekly VRDNs, 3.806%, 2/6/2007            15,000,000
    12,400,000     Port Authority of New York and New Jersey, Equipment Note Agreement (Series 2002-1) Weekly             12,400,000
                   VRDNs, 3.660%, 2/1/2007
     4,575,000     Port Authority of New York and New Jersey, Equipment Note Agreement (Series 2006-5) Weekly              4,575,000
                   VRDNs, 3.660%, 2/1/2007
     4,050,000 3,4  Port Authority of New York and New Jersey, MERLOTS (Series 2007C-1) Weekly VRDNs (FSA                  4,050,000
                   INS)/(Bank of New York LIQ), 3.570%, 2/7/2007
     2,400,000     Rensselaer County, NY IDA, (Series 2002A) Weekly VRDNs (Sage Colleges)/(Manufacturers &                 2,400,000
                   Traders Trust Co., Buffalo, NY LOC), 3.660%, 2/1/2007
     5,040,000     Rensselaer County, NY IDA, Civic Facility Revenue Bonds (Series 2003A) Weekly VRDNs (WMHT               5,040,000
                   Educational Telecommunications)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 3.660%,
                   2/1/2007
     6,000,000     Rensselaer County, NY, 4.00% TANs, 4/30/2007                                                            6,004,932
     4,500,000     Riverhead, NY IDA, IDRB (Series 1998) Weekly VRDNs (Altaire Pharmaceuticals, Inc.)/                     4,500,000
                   (Mellon Bank N.A., Pittsburgh LOC), 3.850%, 2/1/2007
     4,555,000     Rockland County, NY IDA, (Series 2001) Weekly VRDNs (Gussack Realty Co./Tappan Wire and Cable,          4,555,000
                   Inc.)/(Bank of New York LOC), 3.580%, 2/7/2007
     5,050,000     Rockland County, NY IDA, (Series 2005A) Weekly VRDNs (Piccini Industries Ltd.)/(Wachovia Bank           5,050,000
                   N.A. LOC), 3.660%, 2/1/2007
     7,340,000     Rockland County, NY IDA, (Series 2006A) Weekly VRDNs (Dominican College of Blauvelt)/                   7,340,000
                   (Commerce Bank N.A., Cherry Hill, NJ LOC), 3.630%, 2/1/2007
     5,440,000 3,4  Rockland Tobacco Asset Securitization Corporation, NY, (PA-1345) Weekly VRDNs (Merrill Lynch           5,440,000
                   & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC), 3.660%, 2/1/2007
     1,500,000     Salamanca, NY City School District, (2006), 4.75% BANs, 5/11/2007                                       1,502,933
    12,000,000     Salamanca, NY City School District, (2006A), 4.50% BANs, 6/15/2007                                     12,031,807
     5,695,000 3,4  Sales Tax Asset Receivable Corp., NY, ROCs (Series 6084) Weekly VRDNs (MBIA Insurance Corp.            5,695,000
                   INS)/(Citigroup, Inc. LIQ), 3.650%, 2/1/2007
    12,363,000     Sauquoit Valley, NY CSD, 4.00% BANs, 6/22/2007                                                         12,381,672
       810,000     Schenectady, NY IDA, (Series 1995A) Weekly VRDNs (Fortitech Holding Corp.)/(Bank of America               810,000
                   N.A. LOC), 3.670%, 2/1/2007
     5,000,000     South Glens Falls, NY CSD, 4.50% RANs, 6/19/2007                                                        5,014,575
     1,440,000     Southeast, NY IDA, IDRB (Series 1995) Weekly VRDNs (Dairy Conveyor Corp.)/(JPMorgan Chase               1,440,000
                   Bank, N.A. LOC), 3.720%, 2/1/2007
     3,068,092     Southern Cayuga, NY CSD, (Series 2006A), 4.50% BANs, 6/15/2007                                          3,077,320
     2,000,000     Southern Cayuga, NY CSD, (Series 2006B), 4.50% BANs, 6/15/2007                                          2,006,015
     6,665,000     Spencerport (village), NY, 4.25% BANs, 9/6/2007                                                         6,687,926
     1,150,000     Suffolk County, NY IDA, (Series 1997B) Weekly VRDNs (Maryhaven Center of Hope)/(Key Bank, N.A.          1,150,000
                   LOC), 3.560%, 2/7/2007
     5,500,000     Syracuse, NY IDA, (Series 2003A) Weekly VRDNs (Crouse Health Hospital, Inc.)/                           5,500,000
                   (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 3.540%, 2/7/2007
    30,505,000 3,4  TSASC, Inc. NY, Tobacco Settlement Asset Backed Bonds (PA-1356) Weekly VRDNs (Merrill Lynch &         30,505,000
                   Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC), 3.670%, 2/1/2007
     7,970,000 3,4  TSASC, Inc. NY, Tobacco Settlement Asset Backed Bonds (PA-1389) Weekly VRDNs (Merrill Lynch &          7,970,000
                   Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC), 3.670%, 2/1/2007
    21,435,000 3,4  TSASC, Inc. NY, Tobacco Settlement Asset-Backed Bonds (PA-1355) Weekly VRDNs (Merrill Lynch &         21,435,000
                   Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC), 3.670%, 2/1/2007
    20,700,000 3,4  TSASC, Inc. NY, Tobacco Settlement Asset-Backed Bonds (PA-1359) Weekly VRDNs (Merrill Lynch &         20,700,000
                   Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC), 3.700%, 2/1/2007
     1,000,000 3,4  TSASC, Inc. NY, Tobacco Settlement Asset-Backed Bonds ROCs (Series 513CE) Weekly VRDNs                 1,000,000
                   (Citibank N.A., New York LIQ)/(Citibank N.A., New York LOC), 3.660%, 2/1/2007
     5,600,000 3,4  TSASC, Inc. NY, Tobacco Settlement Asset-Backed Bonds ROCs (Series 519CE) Weekly VRDNs                 5,600,000
                   (Citibank N.A., New York LIQ)/(Citibank N.A., New York LOC), 3.660%, 2/1/2007
     7,000,000     Tarrytowns, NY Union Free School District, 4.50% TANs, 6/15/2007                                        7,016,096
       795,000 3,4  Triborough Bridge & Tunnel Authority, NY, PUTTERs (Series 304) Weekly VRDNs (MBIA Insurance              795,000
                   Corp. INS)/(J.P. Morgan Chase & Co. LIQ), 3.650%, 2/1/2007
     9,280,000 3,4  Triborough Bridge & Tunnel Authority, NY, ROCs (Series 7025) Weekly VRDNs (Citigroup, Inc.             9,280,000
                   LIQ), 3.650%, 2/1/2007
     1,295,000     Ulster County, NY IDA, (Series 2001A) Weekly VRDNs (Northeast Panel & Truss LLC)/(ABN AMRO              1,295,000
                   Bank NV, Amsterdam LOC), 3.720%, 2/1/2007
     7,965,000     Union Endicott, NY CSD, (2006A), 4.50% BANs, 6/18/2007                                                  7,982,296
     6,962,000     Watertown, NY Enlarged City School District, 4.00% BANs, 7/13/2007                                      6,975,033
     1,140,000     Wayne County, NY IDA, (Series 1999) Weekly VRDNs (Paul T. Freund Corp. Facility)/                       1,140,000
                   (JPMorgan Chase Bank, N.A. LOC), 3.950%, 2/1/2007
    28,740,000 3,4  Westchester County, NY IDA, (MT-257) Weekly VRDNs (Ardsley Housing Associates LLC)/(Merrill           28,740,000
                   Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC), 3.680%, 2/1/2007
     4,330,000     Westchester County, NY IDA, (Series 2002) Weekly VRDNs (The Masters School)/(Allied Irish               4,330,000
                   Banks PLC LOC), 3.630%, 2/1/2007
     5,000,000     Westchester County, NY IDA, (Series 2003) Weekly VRDNs (Rye Country Day School)/                        5,000,000
                   (Allied Irish Banks PLC LOC), 3.530%, 2/7/2007
     4,150,000     Wyoming County, NY IDA, (Series 1999A) Weekly VRDNs (TPI Arcade, Inc.)/(Regions Bank, Alabama           4,150,000
                   LOC), 3.650%, 2/1/2007
     3,175,000     Yates County, NY IDA, (Series 2003-A) Weekly VRDNs (Keuka College)/(Key Bank, N.A. LOC),                3,175,000
                   3.640%, 2/1/2007
    15,000,000     Yonkers, NY IDA, (Series 2005) Weekly VRDNs (Main Street Lofts Yonkers LLC)/                           15,000,000
                   (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 3.710%, 2/1/2007
                       TOTAL                                                                                           1,433,494,676
                       TOTAL MUNICIPAL INVESTMENTS - 99.4%                                                             1,448,494,676
                       (AT AMORTIZED COST)5
                       OTHER ASSETS AND LIABILITIES - NET - 0.6%                                                           9,105,885
                       TOTAL NET ASSETS - 100%                                                                       $ 1,457,600,561

     Securities that are subject to federal alternative minimum tax (AMT) represent 23.6% of the portfolios as calculated based upon total market value.

1 The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1, or SP- 2 by Standard & Poor's, MIG-1, or MIG-2 by Moody's Investors Service, or F-1+, F-1, or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories. Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.

     At January 31, 2007, the portfolio securities were rated as follows:
     Tier Rating Percentages Based on Total Market Value
     FIRST TIER                                    SECOND TIER
     96.5%                                         3.5%

2    Current rate and next reset date shown for Variable Rate Demand Notes.

3 Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At January 31, 2007, these restricted securities amounted to $534,677,250, which represented 36.7% of total net assets.

4 Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees. At January 31, 2007, these restricted securities amounted to $534,677,250, which represented 36.7% of total net assets.

5    Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at January 31, 2007.


INVESTMENT VALUATION
The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended.

The following acronyms are used throughout this portfolio:
 AMBAC       --American Municipal Bond Assurance Corporation
 BANs        --Bond Anticipation Notes
 CP          --Commercial Paper
 CSD         --Central School District
 FGIC        --Financial Guaranty Insurance Company
 FSA         --Financial Security Assurance
 GO          --General Obligation
 GTD         --Guaranteed
 HFA         --Housing Finance Authority
 IDA         --Industrial Development Authority
 IDRB(s)     --Industrial Development Revenue Bond(s)
 INS         --Insured
 INV         --Investment Agreement
 LIQ         --Liquidity Agreement
 LOC(s)      --Letter(s) of Credit
 MERLOTS     --Municipal Exempt Receipts -- Liquidity Optional Tender Series
 MFH         --Multi-Family Housing
 PUTTERs     --Puttable Tax-Exempt Receipts
 RANs        --Revenue Anticipation Notes
 ROCs        --Reset Options Certificates
 SWP         --Swap Agreement
 TANs        --Tax Anticipation Notes
 TOBs        --Tender Option Bonds
 TOPS        --Trust Obligation Participation Securities
 VRDNs       --Variable Rate Demand Notes






NORTH CAROLINA MUNICIPAL CASH TRUST
PORTFOLIO OF INVESTMENTS
January 31, 2007 (unaudited)

  PRINCIPAL     VALUE
  AMOUNT

                   SHORT-TERM MUNICIPALS--101.6%1,2
                   NORTH CAROLINA--101.4%
  $  2,030,000     Alamance County, NC Industrial Facilities & PCFA, (Series 2001) Weekly VRDNs (Pure Flow,            $   2,030,000
                   Inc.)/(Wachovia Bank N.A. LOC), 3.730%, 2/1/2007
     3,790,000     Alexander County, NC Industrial Facilities & PCFA, (Series 1997) Weekly VRDNs (Mitchell Gold            3,790,000
                   Co., Inc.)/(SunTrust Bank LOC), 3.770%, 2/2/2007
     1,880,000     Catawba County, NC Industrial Facilities & PCFA, (Series 1998) Weekly VRDNs (Centro,                    1,880,000
                   Inc.)/(Wells Fargo Bank, N.A., Minnesota LOC), 3.710%, 2/1/2007
     3,900,000     Catawba County, NC Industrial Facilities & PCFA, (Series 2001) Weekly VRDNs (McLin Creek                3,900,000
                   Partners LLC)/(Wachovia Bank N.A. LOC), 3.730%, 2/1/2007
     4,430,000     Charlotte, NC Water & Sewer System, 3.62% CP (DePfa Bank PLC LIQ), Mandatory Tender 10/16/2007          4,430,000
     3,443,000     Charlotte, NC Cultural Arts Facilities (Series 2007A), 3.65% CP (Wachovia Bank N.A. LOC),               3,443,000
                   Mandatory Tender 10/22/2007
     2,900,000     Chatham, NC Industrial Facilities and PCFA, (Series 2001) Weekly VRDNs (Townsends,                      2,900,000
                   Inc.)/(Wilmington Trust Co. LOC), 3.880%, 2/1/2007
     1,115,000     Cleveland County, NC Industrial Facilities and PCFA, (Series 1990) Weekly VRDNs (MetalsAmerica,         1,115,000
                   Inc. Project)/(PNC Bank, N.A. LOC), 4.100%, 2/7/2007
       450,000     Cleveland County, NC Industrial Facilities and PCFA, PCRBs (Series 1995) Weekly VRDNs (Grover             450,000
                   Industries, Inc. Project)/(Bank of America N.A. LOC), 3.780%, 2/1/2007
     3,930,000     Davie County, NC Industrial Facilities & PCFA Weekly VRDNs (Cycle Group, Inc.)/(RBC Centura Bank        3,930,000
                   LOC), 3.690%, 2/1/2007
     3,080,000     Forsyth County, NC, 5.00% Bonds, 3/1/2007                                                               3,083,328
     2,580,000     Gaston County, NC Industrial Facilities and PCFA, (Series 1997) Weekly VRDNs (Thermoform                2,580,000
                   Plastic, Inc.)/(Bank of America N.A. LOC), 3.710%, 2/1/2007
     1,700,000     Guilford County, NC Industrial Facilities & PCFA, (Series 1999) Weekly VRDNs (FFNC,                     1,700,000
                   Inc.)/(Harris, N.A. LOC), 3.710%, 2/1/2007
     2,510,000     Guilford County, NC Industrial Facilities & PCFA, (Series 2002) Weekly VRDNs (YMCA of                   2,510,000
                   Greensboro)/(Branch Banking & Trust Co. LOC), 3.650%, 2/1/2007
     1,800,000     Guilford County, NC Industrial Facilities & PCFA, (Series 2003) Weekly VRDNs (YMCA of                   1,800,000
                   Greensboro)/(Branch Banking & Trust Co. LOC), 3.650%, 2/1/2007
    15,700,000     Guilford County, NC, 4.00% TOBs, Mandatory Tender 10/1/2007                                            15,740,249
     4,275,000     Halifax County, NC Industrial Facilities & PCFA Weekly VRDNs (Flambeau Airmold Project)/(Wells          4,275,000
                   Fargo Bank, N.A., Minnesota LOC), 3.810%, 2/1/2007
     7,245,000     Halifax County, NC Industrial Facilities & PCFA, (Series 1993) Daily VRDNs (Westmoreland                7,245,000
                   LG&E)/(Dexia Credit Local LOC), 3.730%, 2/1/2007
    18,500,000     Hertford County, NC Industrial Facilities & PCFA, (Series 2000A) Weekly VRDNs (Nucor Corp.),           18,500,000
                   3.600%, 2/7/2007
     5,700,000     Hertford County, NC Industrial Facilities & PCFA, (Series 2000B) Weekly VRDNs (Nucor Corp.),            5,700,000
                   3.570%, 2/7/2007
     4,000,000     Johnson County, NC Industrial Facilities & PCFA, (Series 2000) Weekly VRDNs (Flanders                   4,000,000
                   Corp.)/(Bank of America N.A. LOC), 3.560%, 2/7/2007
     4,000,000     Johnson County, NC Industrial Facilities & PCFA, (Series 2001) Weekly VRDNs (Walthom                    4,000,000
                   Group)/(Wachovia Bank N.A. LOC), 3.730%, 2/2/2007
     5,000,000     Little River Water District, NC, 4.50% BANs, 3/28/2007                                                  5,004,774
       965,000     McDowell County, NC Industrial Facilities and PCFA, (Series 2002) Weekly VRDNs (Corpening                 965,000
                   YMCA)/(Branch Banking & Trust Co. LOC), 3.650%, 2/1/2007
     4,800,000     Mecklenberg County, NC Industrial Facilities & PCFA Industrial Development, (Series 2001) Weekly        4,800,000
                   VRDNs (Stefano Foods, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 3.730%, 2/1/2007
       750,000     Mecklenburg County, NC, (Series 1996) Weekly VRDNs (YMCA of Greater Charlotte)/                           750,000
                   (Wachovia Bank N.A. LOC), 3.610%, 2/1/2007
     1,930,000     Mooresville, NC, 4.25% BANs, 4/25/2007                                                                  1,932,589
     2,180,000     Mount Olive, NC, 4.25% BANs, 4/25/2007                                                                  2,182,924
     2,455,000     Mount Olive, NC, 4.50% BANs, 4/25/2007                                                                  2,458,534
       805,000     New Hanover County, NC PCR Financial Authority Weekly VRDNs (Efson, Inc.)/(Branch Banking &               805,000
                   Trust Co. LOC), 3.810%, 2/1/2007
       992,000     Newland, NC, 4.25% BANs, 9/12/2007                                                                        995,213
    21,725,000 3,4 North Carolina Capital Facilities Finance Agency, (PT-3690) Weekly VRDNs (Duke                         21,725,000
                   University)/(Merrill Lynch & Co., Inc. LIQ), 3.660%, 2/1/2007
     1,000,000     North Carolina Capital Facilities Finance Agency, (Series 2002) Weekly VRDNs (Cannon School,            1,000,000
                   Inc.)/(SunTrust Bank LOC), 3.630%, 2/1/2007
     3,620,000     North Carolina Capital Facilities Finance Agency, (Series 2002) Weekly VRDNs (The Capital Area          3,620,000
                   YMCA, Inc.)/(Wachovia Bank N.A. LOC), 3.570%, 2/7/2007
     1,750,000     North Carolina Capital Facilities Finance Agency, (Series 2002) Weekly VRDNs (Wolfpack                  1,750,000
                   Club)/(Bank of America N.A. LOC), 3.610%, 2/1/2007
     1,800,000     North Carolina Capital Facilities Finance Agency, (Series 2004) Daily VRDNs (Republic Services,         1,800,000
                   Inc.)/(SunTrust Bank LOC), 3.770%, 2/1/2007
     1,385,000     North Carolina Capital Facilities Finance Agency, (Series 2004) Weekly VRDNs (Campbell                  1,385,000
                   University)/(Branch Banking & Trust Co. LOC), 3.650%, 2/1/2007
     2,245,000     North Carolina Capital Facilities Finance Agency, (Series 2005) Weekly VRDNs (Forsyth Country           2,245,000
                   Day School, Inc.)/(Branch Banking & Trust Co. LOC), 3.650%, 2/1/2007
     1,000,000     North Carolina Capital Facilities Finance Agency, (Series 2005) Weekly VRDNs (Salem Academy and         1,000,000
                   College)/(Branch Banking & Trust Co. LOC), 3.650%, 2/1/2007
     1,500,000 3,4 North Carolina Capital Facilities Finance Agency, MUNITOPS (Series 2006-75) Weekly VRDNs (Duke          1,500,000
                   University)/(ABN AMRO Bank NV, Amsterdam LIQ), 3.650%, 2/1/2007
     4,070,000 3,4 North Carolina Eastern Municipal Power Agency, (MT-099) Weekly VRDNs (FGIC INS)/                        4,070,000
                   (BNP Paribas SA LIQ), 3.650%, 2/1/2007
     4,995,000 3,4 North Carolina Eastern Municipal Power Agency, (PT-824) Weekly VRDNs (Merrill Lynch & Co., Inc.         4,995,000
                   LIQ)/(Merrill Lynch & Co., Inc. LOC), 3.670%, 2/1/2007
     4,347,000 3,4 North Carolina Eastern Municipal Power Agency, (Series 2004-955d) Weekly VRDNs (AMBAC                   4,347,000
                   INS)/(Morgan Stanley LIQ), 3.650%, 2/1/2007
     2,540,000 3,4 North Carolina Eastern Municipal Power Agency, MERLOTS (Series 2001 A75) Weekly VRDNs (United           2,540,000
                   States Treasury COL)/(Wachovia Bank N.A. LIQ), 3.530%, 2/7/2007
     7,950,000 3,4 North Carolina Eastern Municipal Power Agency, MERLOTS (Series 2000 A41) Weekly VRDNs (United           7,950,000
                   States Treasury COL)/(Wachovia Bank N.A. LIQ), 3.660%, 2/7/2007
     2,500,000     North Carolina Education Assistance Authority, Student Loan Revenue Bonds (Series 2005A-3)              2,500,000
                   Weekly VRDNs (AMBAC INS)/(Bank of America N.A. LIQ), 3.660%, 2/1/2007
     4,685,000     North Carolina Educational Facilities Finance Agency, (Series 1999) Weekly VRDNs (North Carolina        4,685,000
                   Wesleyan College)/(RBC Centura Bank LOC), 3.630%, 2/1/2007
     2,145,000     North Carolina Educational Facilities Finance Agency, (Series 2000) Weekly VRDNs (Greensboro            2,145,000
                   Montessory School)/(Wachovia Bank N.A. LOC), 3.680%, 2/1/2007
     2,245,000 3,4 North Carolina HFA, (Series 2003 FR/RI-L17) Weekly VRDNs (FSA INS)/(Lehman Brothers Holdings,           2,245,000
                   Inc. LIQ), 3.600%, 2/7/2007
     6,000,000     North Carolina HFA, (Series 22-C), 3.65% TOBs, Mandatory Tender 10/1/2007                               6,000,000
     4,345,000 3,4 North Carolina HFA, MERLOTS (Series 2002-A39), 3.68% TOBs (AMBAC INS)/(Wachovia Bank N.A. LIQ),         4,345,000
                   Optional Tender 8/1/2007
     5,500,000 3,4 North Carolina HFA, MERLOTS (Series 2006-B12) Weekly VRDNs (Wachovia Bank N.A. LIQ), 3.580%,            5,500,000
                   2/7/2007
     9,400,000     North Carolina Medical Care Commission, (Series 2001) Weekly VRDNs (Aldersgate Retirement               9,400,000
                   Community, Inc.)/(Branch Banking & Trust Co. LOC), 3.570%, 2/7/2007
     3,130,000     North Carolina Medical Care Commission, (Series 2001) Weekly VRDNs (Rutherford Hospital,                3,130,000
                   Inc.)/(Branch Banking & Trust Co. LOC), 3.650%, 2/1/2007
     8,300,000     North Carolina Medical Care Commission, (Series 2006) Weekly VRDNs (Cross Road Rest and                 8,300,000
                   Retirement Center, Inc.)/(RBC Centura Bank LOC), 3.640%, 2/1/2007
     2,400,000     North Carolina Medical Care Commission, Health Care Facilities Revenue Bonds (Series 1997)              2,400,000
                   Weekly VRDNs (Pungo District Hospital Corp.)/(RBC Centura Bank LOC), 3.680%, 2/1/2007
    10,080,000 3,4 North Carolina Municipal Power Agency No. 1, MERLOTS (Series 2000 A42) Weekly VRDNs (MBIA              10,080,000
                   Insurance Corp. INS)/(Bank of New York LIQ), 3.530%, 2/7/2007
     2,885,000 3,4 North Carolina Municipal Power Agency No. 1, PUTTERs (Series 341) Weekly VRDNs (AMBAC INS)/(J.P.        2,885,000
                   Morgan Chase & Co. LIQ), 3.660%, 2/1/2007
     2,165,000 3,4 North Carolina Municipal Power Agency No. 1, ROCs (Series 211) Weekly VRDNs (MBIA Insurance             2,165,000
                   Corp. INS)/(Citibank NA, New York LIQ), 3.650%, 2/1/2007
       800,000     Piedmont Triad Airport Authority, NC Weekly VRDNs (Triad International Maintenance Corp.)/                800,000
                   (Citibank NA, New York LOC), 3.900%, 2/1/2007
     1,400,000     Raleigh & Durham, NC Airport Authority, (Series 2006A) Weekly VRDNs (Raleigh-Durham Airport)/(XL        1,400,000
                   Capital Assurance Inc. INS)/(SunTrust Bank LIQ), 3.540%, 2/7/2007
    17,000,000     Raleigh & Durham, NC Airport Authority, (Series 2006B) Weekly VRDNs (Raleigh-Durham Airport)/(XL       17,000,000
                   Capital Assurance Inc. INS)/(DePfa Bank PLC LIQ), 3.560%, 2/7/2007
     6,420,000 3,4 Raleigh & Durham, NC Airport Authority, MT-100 Weekly VRDNs (AMBAC INS)/                                6,420,000
                   (Landesbank Hessen-Thueringen LIQ), 3.680%, 2/1/2007
     1,800,000     Randolph County, NC Industrial Facilities and PCFA, (Series 1996) Weekly VRDNs (Ornamental              1,800,000
                   Mouldings, Inc.)/(Toronto Dominion Bank LOC), 3.730%, 2/1/2007
     2,100,000     Randolph County, NC Industrial Facilities and PCFA, (Series 2001) Weekly VRDNs (Wellmark,               2,100,000
                   Inc.)/(Wachovia Bank N.A. LOC), 3.730%, 2/1/2007
     6,100,000     Richmond County, NC Industrial Facilities & Pollution Control, (Series 2005) Weekly VRDNs (Ritz-        6,100,000
                   Craft Corp.)/(Mercantile Safe Deposit & Trust Co., Baltimore LOC), 3.670%, 2/2/2007
     1,180,000     Robeson County, NC Industrial Facilities and PCFA, (Series 1999) Weekly VRDNs (Rempac Foam              1,180,000
                   Corp.)/(JPMorgan Chase Bank, N.A. LOC), 3.950%, 2/1/2007
     5,547,000     Wake County, NC, 3.57% CP (Wachovia Bank N.A. LIQ), Mandatory Tender 5/22/2007                          5,547,000
     4,572,000     Wake County, NC, 3.60% CP (Wachovia Bank N.A. LIQ), Mandatory Tender 5/22/2007                          4,572,000
     1,270,000     Washington County, NC Industrial Facilities and PCFA, (Series 1997) Weekly VRDNs (Mackeys Ferry         1,270,000
                   Sawmill, Inc. Project)/(Wachovia Bank N.A. LOC), 3.730%, 2/1/2007
     3,600,000     Wilson County, NC PCA, (Series 1994) Weekly VRDNs (Granutec, Inc.)/(Bank of Nova Scotia, Toronto        3,600,000
                   LOC), 3.810%, 2/1/2007
                      TOTAL                                                                                              296,391,611
                   PUERTO RICO--0.2%
       495,000 3,4 Puerto Rico HFA, (Series 2003 FR/RI-L30J) Weekly VRDNs (GNMA COL)/(Lehman Brothers Holdings,              495,000
                   Inc. LIQ), 3.560%, 2/7/2007
                      TOTAL MUNICIPAL INVESTMENTS-101.6%                                                                 296,886,611
                      (AT AMORTIZED COST)5
                      OTHER ASSETS AND LIABILITIES -NET -(1.6)%                                                          (4,514,947)
                      TOTAL NET ASSETS -100%                                                                           $ 292,371,664


     Securities that are subject to the federal alternative minimum tax (AMT) represent 46.5% of the portfolio as calculated based upon total market value.

1 The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1, or SP- 2 by Standard & Poor's, MIG-1, or MIG-2 by Moody's Investors Service, or F-1+, F-1, or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories. Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.

     At January 31, 2007, the portfolio securities were rated as follows:
     Tier Rating Percentages Based on Total Market Value
     FIRST TIER                                    SECOND TIER
     100.0%                                        0.0%

2    Current rate and next reset date shown for Variable Rate Demand Notes.

3 Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At January 31, 2007, these restricted securities amounted to $81,262,000, which represented 27.8% of total net assets.

4 Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees. At January 31, 2007, these liquid restricted securities amounted to $81,262,000, which represented 27.8% of total net assets.

5    Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at January 31, 2007.

INVESTMENT VALUATION
The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended.

The following acronyms are used throughout this portfolio:

 AMBAC    --American Municipal Bond Assurance Corporation
 BANs     --Bond Anticipation Notes
 COL      --Collateralized
 CP       --Commercial Paper
 FGIC     --Financial Guaranty Insurance Company
 FSA      --Financial Security Assurance
 GNMA     --Government National Mortgage Association
 HFA      --Housing Finance Authority
 INS      --Insured
 LIQ      --Liquidity Agreement
 LOC      --Letter of Credit
 MERLOTS --Municipal Exempt Receipts -- Liquidity Optional Tender Series MUNITOPS --Municipal Trust Obligation Participating Securities
 PCA      --Pollution Control Authority
 PCFA     --Pollution Control Finance Authority
 PCR      --Pollution Control Revenue
 PCRBs    --Pollution Control Revenue Bonds
 PUTTERs  --Puttable Tax-Exempt Receipts
 ROCs     --Reset Option Certificates
 TOBs     --Tender Option Bonds
 VRDNs    --Variable Rate Demand Notes






OHIO MUNICIPAL CASH TRUST
PORTFOLIO OF INVESTMENTS
January 31, 2007 (unaudited)

    PRINCIPAL                                                                                                                  VALUE
    AMOUNT
                   SHORT-TERM MUNICIPALS--99.8%1,2
                   OHIO--99.8%
  $  6,200,000 3,4 ABN AMRO MuniTOPS Certificates Trust (Ohio Non-AMT)/(Series 2004-14) Weekly VRDNs (Columbus, OH     $   6,200,000
                   City School District)/(FSA INS)/(ABN AMRO Bank NV, Amsterdam LIQ), 3.650%, 2/1/2007
     4,000,000     Belmont County, OH, 4.25% BANs, 3/14/2007                                                               4,003,037
     1,185,000     Belmont County, OH, 4.50% BANs, 8/15/2007                                                               1,188,650
     2,500,000     Canal Winchester, OH Local School District, (Series A), 4.50% BANs, 11/27/2007                          2,517,373
     2,750,000     Circleville, OH, 4.50% BANs, 7/18/2007                                                                  2,757,262
     3,425,000     Clark County, OH, (Series 1999) Weekly VRDNs (Ohio Masonic Home)/(AMBAC INS)/(Harris, N.A. LIQ),        3,425,000
                   3.640%, 2/1/2007
     1,290,000 3,4 Cleveland, OH Airport System, (PT-799) Weekly VRDNs (FSA INS)/(Merrill Lynch & Co., Inc. LIQ),          1,290,000
                   3.680%, 2/1/2007
    10,000,000     Cleveland, OH Waterworks, (Series 2004-M) Weekly VRDNs (FSA INS)/(Dexia Credit Local LIQ),             10,000,000
                   3.620%, 2/1/2007
     5,550,000     Cleveland-Cuyahoga County, OH Port Authority, (Series 2004) Weekly VRDNs (Playhouse Square              5,550,000
                   Foundation)/(Fifth Third Bank, Cincinnati LOC), 3.630%, 2/1/2007
     2,000,000     Clinton County, OH, 4.00% BANs, 4/26/2007                                                               2,001,329
     2,195,000     Columbiana County, OH, (Series 1999) Weekly VRDNs (Butech, Inc.)/(Key Bank, N.A. LOC), 3.760%,          2,195,000
                   2/1/2007
       920,000     Coshocton, OH, 4.25% BANs, 2/21/2007                                                                      920,365
     7,345,000 3,4 Cuyahoga County, OH HFA, PT-3391 Weekly VRDNs (Gates Mills Investments LLC)/(IXIS Financial             7,345,000
                   Products Inc. GTD)/(Merrill Lynch & Co., Inc. LIQ), 3.740%, 2/1/2007
     4,455,000     Cuyahoga County, OH Hospital Authority, (Series 1998-II) Weekly VRDNs (W.O. Walker Center,              4,455,000
                   Inc.)/(AMBAC INS)/(Key Bank, N.A. LIQ), 3.670%, 2/1/2007
     4,000,000     Cuyahoga County, OH IDA Weekly VRDNs (Prince Plating, Inc.)/(Bank of Nova Scotia, Toronto LOC),         4,000,000
                   3.780%, 2/1/2007
       805,000     Cuyahoga County, OH IDA Weekly VRDNs (Sure-Foot Industries, Inc.)/(FirstMerit Bank, N.A. LOC),            805,000
                   3.890%, 2/1/2007
     1,720,000     Cuyahoga County, OH IDA Weekly VRDNs (Watt Printers)/(National City Bank LOC), 3.790%, 2/1/2007         1,720,000
     1,625,000     Cuyahoga County, OH IDA, (Series 1999) Weekly VRDNs (Kowalski Heat Treating Co.)/                       1,625,000
                   (FirstMerit Bank, N.A. LOC), 3.890%, 2/1/2007
    14,185,000     Cuyahoga County, OH, (Series 1999) Weekly VRDNs (National Terminal Apartments)/(Bank of America        14,185,000
                   N.A. LOC), 3.800%, 2/1/2007
       435,000     Defiance, OH, 4.25% BANs, 5/1/2007                                                                        435,524
     3,850,000     Defiance, OH, 4.50% BANs, 5/1/2007                                                                      3,856,778
       710,000     Delaware County, OH, IDRB (Series 1995) Weekly VRDNs (Air Waves, Inc. Project)/(Key Bank, N.A.            710,000
                   LOC), 3.630%, 2/7/2007
     2,000,000     Elyria, OH, 4.00% BANs, 10/17/2007                                                                      2,004,764
     3,900,000     Fairborn, OH, 4.50% BANs, 6/27/2007                                                                     3,911,263
     2,000,000     Franklin County, OH Health Care Facilities, (Series 2006A) Weekly VRDNs (Ohio Presbyterian              2,000,000
                   Retirement Services)/(Radian Asset Assurance INS)/(National City Bank LIQ), 3.640%, 2/1/2007
       980,000     Franklin County, OH IDA Weekly VRDNs (Promark Electronics, Inc.)/(JPMorgan Chase Bank, N.A.               980,000
                   LOC), 3.950%, 2/1/2007
     1,425,000     Franklin County, OH IDA Weekly VRDNs (Unicorn Leasing Corp.)/(Fifth Third Bank, Cincinnati LOC),        1,425,000
                   4.460%, 2/2/2007
     1,690,000     Franklin County, OH IDA, (Series 1995) Weekly VRDNs (Fabcon LLC Project)/(Wells Fargo Bank,             1,690,000
                   N.A., Minnesota LOC), 3.770%, 2/1/2007
     1,500,000     Gates Mills Village, OH, 4.25% BANs, 5/24/2007                                                          1,501,993
     2,100,000     Green City, OH, 4.75% BANs, 7/17/2007                                                                   2,108,734
     1,470,000     Greene County, OH Hospital Facilities Revenue Authority, (Series 1999A) Weekly VRDNs (Med Health        1,470,000
                   System)/(Key Bank, N.A. LOC), 3.640%, 2/1/2007
     2,980,000     Hamilton County, OH Hospital Facilities Authority, (Series 1999A) Weekly VRDNs (Drake Center,           2,980,000
                   Inc.)/(U.S. Bank, N.A. LOC), 3.610%, 2/1/2007
     1,750,000     Hamilton County, OH, (Series 2005B) Weekly VRDNs (Episcopal Retirement Homes, Inc.)/                    1,750,000
                   (Key Bank, N.A. LOC), 3.630%, 2/1/2007
     4,000,000     Hamilton, OH City School District, 4.25% BANs, 6/6/2007                                                 4,008,075
     1,990,000     Hamilton, OH MFH, (Series 2003A: Knollwood Crossing II Apartments) Weekly VRDNs (Pedcor                 1,990,000
                   Investments-2003-LIX LP)/(FHLB of Indianapolis LOC), 3.690%, 2/1/2007
       400,000     Hamilton, OH MFH, (Series 2003B: Knollwood Crossing II Apartments) Weekly VRDNs (Pedcor                   400,000
                   Investments-2003-LIX LP)/(FHLB of Indianapolis LOC), 3.770%, 2/1/2007
     4,245,000     Henry County, OH, (Series 1996) Weekly VRDNs (Automatic Feed Co.)/(Huntington National Bank,            4,245,000
                   Columbus, OH LOC), 4.060%, 2/1/2007
     1,800,000     Hilliard, OH, 3.80% BANs, 9/6/2007                                                                      1,800,000
     2,000,000     Huber Heights, OH, IDR (Series 1999) Weekly VRDNs (Paxar Corp.)/(SunTrust Bank LOC), 3.670%,            2,000,000
                   2/7/2007
       550,000     Huber Heights, OH, IDRB (Series 1994) Weekly VRDNs (Lasermike, Inc. Project)/(Key Bank, N.A.              550,000
                   LOC), 3.630%, 2/7/2007
     2,665,000     Lake County, OH, (Series 1996) Weekly VRDNs (Apsco Properties Ltd.)/(JPMorgan Chase Bank, N.A.          2,665,000
                   LOC), 3.890%, 2/1/2007
     1,500,000     Lake County, OH, 4.50% BANs, 6/21/2007                                                                  1,504,154
     1,545,000     Lorain County, OH Weekly VRDNs (Ohio Metallurgical Service, Inc.)/(FirstMerit Bank, N.A. LOC),          1,545,000
                   3.890%, 2/1/2007
     1,370,000     Lorain Port Authority, OH, (Series 1994) Weekly VRDNs (Spitzer Great Lakes Ltd., Inc.)/                 1,370,000
                   (JPMorgan Chase Bank, N.A. LOC), 4.010%, 2/2/2007
       295,000     Lorain Port Authority, OH, Adjustable Rate Demand Port Development Refunding Revenue Bonds                295,000
                   (Series 1996) Weekly VRDNs (Spitzer Project)/(JPMorgan Chase Bank, N.A. LOC), 4.010%, 2/2/2007
     8,305,000     Lorain Port Authority, OH, IDRB (Series 1996) Weekly VRDNs (Brush Wellman, Inc.)/                       8,305,000
                   (JPMorgan Chase Bank, N.A. LOC), 3.900%, 2/1/2007
     2,000,000     Mahoning County, OH Hospital Facilities, (Series B) Weekly VRDNs (Forum Group, Inc.)/(MBIA              2,000,000
                   Insurance Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 3.640%, 2/1/2007
     2,265,000     Mahoning County, OH Multifamily HFA Weekly VRDNs (International Towers, Inc.)/(U.S. Bank, N.A.          2,265,000
                   LOC), 3.860%, 2/1/2007
     2,065,000     Mansfield, OH, 4.50% BANs, 8/22/2007                                                                    2,073,365
     3,268,000     Maple Heights, OH City School District, 4.25% BANs, 4/19/2007                                           3,271,654
     8,950,000     Marion County, OH MFH, (Series 2006) Weekly VRDNs (Avalon Lakes)/(FHLB of Cincinnati LOC),              8,950,000
                   3.670%, 2/1/2007
     7,400,000     Medina County, OH, (Series 1997) Weekly VRDNs (Plaza 71 Associates Ltd.)/(WestLB AG (GTD) LOC),         7,400,000
                   3.810%, 2/1/2007
       890,000     Medina County, OH, (Series 1998) Weekly VRDNs (Michael Day Enterprises)/(Key Bank, N.A. LOC),             890,000
                   3.630%, 2/7/2007
     1,500,000     Mentor, OH, (Series 1997) Weekly VRDNs (Risch Investments/Roll Kraft, Inc.)/(Key Bank, N.A.             1,500,000
                   LOC), 3.950%, 2/1/2007
    15,000,000 3,4 Middletown, OH, (MT-239) Weekly VRDNs (Middletown Regional Hospital)/(Merrill Lynch & Co., Inc.        15,000,000
                   LIQ)/(Merrill Lynch & Co., Inc. LOC), 3.690%, 2/1/2007
     1,400,000     Montgomery County, OH, (Series 2005) Weekly VRDNs (Kroger Co.)/(U.S. Bank, N.A. LOC), 3.710%,           1,400,000
                   2/1/2007
     2,167,000     Morrow County, OH, 4.50% BANs, 7/12/2007                                                                2,171,591
     2,250,000     North Central, OH Local School District, 4.50% BANs, 6/22/2007                                          2,256,917
     5,380,000     Ohio HFA MFH, 3.60% TOBs (Lincoln Park Associates)/(Citizens Bank of Pennsylvania LOC), Optional        5,380,000
                   Tender 5/1/2007
    26,500,000     Ohio HFA, (Series I) Weekly VRDNs (GNMA COL)/(Citibank N.A., New York LIQ), 3.560%, 2/7/2007           26,500,000
    29,650,000     Ohio HFA, (Series J) Weekly VRDNs (GNMA COL)/(State Street Bank and Trust Co. LIQ), 3.560%,            29,650,000
                   2/7/2007
     2,985,000 3,4 Ohio HFA, MERLOTS (Series 2006-A2) Weekly VRDNs (GNMA COL)/(Bank of New York LIQ), 3.580%,              2,985,000
                   2/7/2007
     1,155,000 3,4 Ohio HFA, Variable Rate Certificates (Series 2001-I) Weekly VRDNs (GNMA COL)/(Bank of America           1,155,000
                   N.A. LIQ), 3.730%, 2/1/2007
    16,950,000     Ohio State Air Quality Development Authority, (Series 2006-A) Weekly VRDNs (FirstEnergy                16,950,000
                   Generation Corp.)/(Barclays Bank PLC LOC), 3.550%, 2/7/2007
     9,990,000 3,4 Ohio State Air Quality Development Authority, (Series 2006-K74) Weekly VRDNs (Dayton Power &            9,990,000
                   Light Co.)/(FGIC INS)/(Lehman Brothers Holdings, Inc. LIQ), 3.600%, 2/7/2007
     2,400,000     Ohio State Higher Educational Facilities Commission, (Series A) Weekly VRDNs (John Carroll              2,400,000
                   University, OH)/(Allied Irish Banks PLC LOC), 3.630%, 2/1/2007
     1,270,000     Ohio State Higher Educational Facilities Commission, Pooled Financing (Series 2003A) Weekly             1,270,000
                   VRDNs (Fifth Third Bank, Cincinnati LOC), 3.680%, 2/1/2007
    16,500,000     Ohio State Water Development Authority Pollution Control Facilities, (Series 2005B) Weekly VRDNs       16,500,000
                   (FirstEnergy Nuclear Generation Corp.)/(Barclays Bank PLC LOC), 3.510%, 2/7/2007
     2,000,000     Ohio State, (Series 2001B) Weekly VRDNs, 3.480%, 2/7/2007                                               2,000,000
     1,000,000     Ohio Waste Development Authority Solid Waste, (Series 2002) Daily VRDNs (BP Products North              1,000,000
                   America, Inc.)/(BP PLC GTD), 3.770%, 2/1/2007
     2,157,000     Painesville, OH, (Series 2006-4), 3.70% BANs, 11/14/2007                                                2,157,000
     1,395,000     Pataskala, OH, 4.50% BANs, 2/21/2007                                                                    1,395,701
     4,955,000     Pataskala, OH, 4.50% BANs, 8/29/2007                                                                    4,975,484
     2,393,000     Perrysburg, OH, LT GO, 4.25% BANs, 11/8/2007                                                            2,403,971
     1,790,000     Pickaway County, OH IDA Weekly VRDNs (Crane Plastics)/(JPMorgan Chase Bank, N.A. LOC), 3.950%,          1,790,000
                   2/1/2007
     2,405,000     Portage County, OH IDA, Adjustable Rate IDRBs (Series 1996) Weekly VRDNs (Barnette                      2,405,000
                   Project)/(National City Bank LOC), 3.740%, 2/1/2007
     4,420,000     Richland County, OH, 4.50% BANs, 11/1/2007                                                              4,447,747
     3,235,000     Richland County, OH, 4.50% BANs, 9/5/2007                                                               3,249,705
     3,455,000     Rossford, OH, 4.75% BANs, 6/13/2007                                                                     3,465,221
     1,950,000     Shaker Heights, OH, 4.25% BANs, 6/14/2007                                                               1,954,892
     4,280,000     Springboro, OH, 4.50% BANs, 11/1/2007                                                                   4,301,571
     5,330,000     Stark County, OH IDR Weekly VRDNs (Shearer's Foods, Inc.)/(National City Bank LOC), 3.740%,             5,330,000
                   2/1/2007
       600,000     Stark County, OH IDR, IDRB (Series 1996) Weekly VRDNs (Foundations Systems and Anchors, Inc.              600,000
                   Project)/(JPMorgan Chase Bank, N.A. LOC), 4.050%, 2/1/2007
       695,000     Strongsville, OH Weekly VRDNs (Monarch Engraving, Inc.)/(FirstMerit Bank, N.A. LOC), 4.020%,              695,000
                   2/7/2007
       385,000     Strongsville, OH, (Series 1994) Weekly VRDNs (Nutro Machinery Corp.)/(Huntington National Bank,           385,000
                   Columbus, OH LOC), 4.010%, 2/2/2007
     3,215,000     Summit County, OH IDA Weekly VRDNs (Gardner Pie Co., Inc.)/(FirstMerit Bank, N.A. LOC), 3.890%,         3,215,000
                   2/1/2007
     1,050,000     Summit County, OH IDA, (Series 1997) Weekly VRDNs (Malco Products, Inc.)/(JPMorgan Chase Bank,          1,050,000
                   N.A. LOC), 3.950%, 2/1/2007
     1,985,000     Summit County, OH IDA, (Series 1998) Weekly VRDNs (Waldonia Investment)/(Key Bank, N.A. LOC),           1,985,000
                   3.630%, 2/7/2007
     1,215,000     Summit County, OH IDA, (Series 2000) Weekly VRDNs (McHale Group)/(National City Bank LOC),              1,215,000
                   3.750%, 2/1/2007
     3,195,000     Summit County, OH IDA, (Series 2001) Weekly VRDNs (AESCO, Inc.)/(FirstMerit Bank, N.A. LOC),            3,195,000
                   3.890%, 2/1/2007
       610,000     Summit County, OH IDA, Adjustable Rate IDRBs (Series 1996) Weekly VRDNs (Fomo Products,                   610,000
                   Inc.)/(FirstMerit Bank, N.A. LOC), 3.890%, 2/1/2007
     1,450,000     Summit County, OH IDA, Variable Rate IDRBs (Series 1998A) Weekly VRDNs (Wintek Ltd.)/(FirstMerit        1,450,000
                   Bank, N.A. LOC), 3.890%, 2/1/2007
     1,406,000     Swanton, OH, 4.50% BANs, 8/23/2007                                                                      1,410,512
     1,000,000     Toledo-Lucas County, OH Port Authority, (Series 2006) Weekly VRDNs (Van Deurzen Dairy                   1,000,000
                   LLC)/(LaSalle Bank, N.A. LOC), 3.660%, 2/1/2007
     4,000,000     Toledo-Lucas County, OH Port Authority, Airport Development Revenue Bonds (Series 1996-1) Weekly        4,000,000
                   VRDNs (Burlington Air Express, Inc.)/(ABN AMRO Bank NV, Amsterdam LOC), 3.690%, 2/1/2007
       910,000     Trumbull County, OH IDA, IDR Refunding Bonds (Series 1994) Weekly VRDNs (Churchill Downs,                 910,000
                   Inc.)/(JPMorgan Chase Bank, N.A. LOC), 4.050%, 2/1/2007
     4,255,000     Trumbull County, OH Sewer District, (Series A), 4.00% BANs, 4/4/2007                                    4,257,436
       565,000     Tuscarawas County, OH, Adjustable Rate IDRBs (Series 1995) Weekly VRDNs (Primary Packaging,               565,000
                   Inc.)/(FirstMerit Bank, N.A. LOC), 3.850%, 2/1/2007
     2,170,000     Warrensville Heights, OH, 4.05% BANs, 2/5/2008                                                          2,177,291
       335,000     Willoughby City, OH, IDR Refunding Bonds (Series 1995A) Weekly VRDNs (Pine Ridge Shopping Center          335,000
                   Co. Project)/(U.S. Bank, N.A. LOC), 4.010%, 2/1/2007
       375,000     Willoughby City, OH, IDR Revenue Bonds (Series 1995 B) Weekly VRDNs (Pine Ridge Shopping Center           375,000
                   Co. Project)/(U.S. Bank, N.A. LOC), 4.010%, 2/1/2007
     3,400,000     Wood County, OH, (Series 1999) Weekly VRDNs (Dowa THT America, Inc.)/(Comerica Bank LOC),               3,400,000
                   3.590%, 2/7/2007
       730,000     Wood County, OH, Williams Industries Service Inc, Project Weekly VRDNs (Williams Industrial               730,000
                   Service, Inc.)/(Huntington National Bank, Columbus, OH LOC), 3.910%, 2/1/2007
     2,320,000     Youngstown, OH, (Series 1996A) Weekly VRDNs (Cantar/Polyair Corp./Performa Corp.)/                      2,320,000
                   (HSBC Bank USA LOC), 3.800%, 2/1/2007
                      TOTAL MUNICIPAL INVESTMENTS --- 99.8%                                                              372,399,359
                      (AT AMORTIZED COST)5
                      OTHER ASSETS AND LIABILITIES --- NET --- 0.2%                                                          766,856
                      TOTAL NET ASSETS --- 100%                                                                        $ 373,166,215

     Securities that are subject to the federal alternative minimum tax (AMT) represent 51.1% of the portfolio as calculated based upon total market value.

1 The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP- 2 by Standard & Poor's, MIG-1, or MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories. Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.

     At January 31, 2007, the portfolio securities were rated as follows:

     Tier Rating Percentages Based on Total Market Value
     FIRST TIER                     SECOND TIER
     99.6%                          0.4%

2    Current rate and next reset date shown for Variable Rate Demand Notes.

3 Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At January 31, 2007, these restricted securities amounted to $43,965,000, which represented 11.8% of total net assets.

4 Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees. At January 31, 2007, these liquid restricted securities amounted to $43,965,000, which represented 11.8% of total net assets.

5    Also represents cost for federal tax purposes.

   Note: The categories of investments are shown as a percentage of total net assets at January 31, 2007.

INVESTMENT VALUATION
The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended.

   The following acronyms are used throughout this portfolio:

 AMBAC   --American Municipal Bond Assurance Corporation
 AMT     --Alternative Minimum Tax
 BANs    --Bond Anticipation Notes
 COL     --Collateralized
 FGIC    --Financial Guaranty Insurance Company
 FHLB    --Federal Home Loan Bank
 FSA     --Financial Security Assurance
 GNMA    --Government National Mortgage Association
 GO      --General Obligation
 GTD     --Guaranteed
 HFA     --Housing Finance Authority
 IDA     --Industrial Development Authority
 IDR     --Industrial Development Revenue
 IDRB(s) --Industrial Development Revenue Bond(s)
 INS     --Insured
 LIQ     --Liquidity Agreement
 LOC     --Letter of Credit
 LT      --Limited Tax
 MERLOTS --Municipal Exempt Receipts -- Liquidity Optional Tender Series
 MFH     --Multi-Family Housing
 TOBs    --Tender Option Bonds
 TOPS    --Trust Obligation Participating Securities
 VRDNs   --Variable Rate Demand Notes








PENNSYLVANIA MUNICIPAL CASH TRUST
PORTFOLIO OF INVESTMENTS
January 31, 2007 (unaudited)

    PRINCIPAL                                                                                                                  VALUE
    AMOUNT
                   SHORT-TERM MUNICIPALS--101.5%1,2
                   PENNSYLVANIA--101.5%
  $  9,145,000 3,4 ABN AMRO MuniTOPS Certificates Trust (Pennsylvania Non-AMT)/(Series 2003-24) Weekly VRDNs           $   9,145,000
                   (Philadelphia, PA School District)/(FSA INS)/(ABN AMRO Bank NV, Amsterdam LIQ), 3.650%, 2/1/2007
     2,280,000     Adams County, PA IDA, (Series 1999C) Weekly VRDNs (Martin Limestone, Inc.)/                             2,280,000
                   (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 3.810%, 2/1/2007
     2,590,000     Adams County, PA IDA, (Series 2002) Weekly VRDNs (Agricultural Commodities, Inc.)/                      2,590,000
                   (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 3.810%, 2/2/2007
    10,340,000     Adams County, PA IDA, (Series 2002) Weekly VRDNs (Wellspan Properties, Inc.)/(AMBAC INS)/(Allied       10,340,000
                   Irish Banks PLC LIQ), 3.640%, 2/1/2007
     5,550,000     Adams County, PA IDA, (Series A of 1999) Weekly VRDNs (Valley Quarries, Inc.)/                          5,550,000
                   (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 3.810%, 2/1/2007
     1,645,000     Adams County, PA IDA, (Series B of 1999) Weekly VRDNs (Valley Quarries, Inc.)/                          1,645,000
                   (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 3.810%, 2/1/2007
     2,195,000 3,4 Allegheny County, PA Airport Authority, (PT-3743) Weekly VRDNs (MBIA Insurance Corp. INS)/(Dexia        2,195,000
                   Credit Local LIQ), 3.680%, 2/1/2007
       500,000     Allegheny County, PA  HDA, (Series 1990 D) Weekly VRDNs (Presbyterian University Hospital)/(MBIA          500,000
                   Insurance Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 3.670%, 2/1/2007
     6,135,000     Allegheny County, PA  HDA, (Series 2001B) Weekly VRDNs (Covenant at South Hills)/(Key Bank, N.A.        6,135,000
                   LOC), 3.810%, 2/1/2007
     3,000,000     Allegheny County, PA IDA, (Series 2005) Weekly VRDNs (Carnegie Museums of Pittsburgh)/(Citizens         3,000,000
                   Bank of Pennsylvania LOC), 3.650%, 2/1/2007
       930,000     Allegheny County, PA IDA, (Series A of 1997) Weekly VRDNs (Jewish Community Center)/                      930,000
                   (National City Bank LOC), 3.690%, 2/1/2007
     3,165,000     Allegheny County, PA IDA, (Series B of 1997) Weekly VRDNs (Jewish Community Center)/                    3,165,000
                   (National City Bank LOC), 3.690%, 2/1/2007
     5,300,000     Allegheny County, PA Port Authority, (Series 2006), 4.50% GANs (PNC Bank, N.A. LOC), 6/29/2007          5,314,689
     7,465,000 3,4 Allegheny County, PA Residential Finance Authority, Roaring Forks (Series 2007-4) Weekly VRDNs          7,465,000
                   (Cambridge Square Apartments)/(Bank of New York LIQ)/(FNMA LOC), 3.740%, 2/1/2007
    15,000,000     Beaver County, PA IDA, (Series 2006-B) Weekly VRDNs (FirstEnergy Generation Corp.)/                    15,000,000
                   (Barclays Bank PLC LOC), 3.510%, 2/7/2007
       420,000     Berks County, PA IDA Weekly VRDNs (ADC Quaker Maid Meats)/(Wachovia Bank N.A. LOC), 3.650%,               420,000
                   2/7/2007
     2,800,000     Berks County, PA IDA, (Series 1998) Weekly VRDNs (Eastern Industries, Inc.)/                            2,800,000
                   (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 3.820%, 1/31/2007
     6,000,000     Berks County, PA IDA, (Series 2004) Weekly VRDNs (One Douglassville Properties LP)/                     6,000,000
                   (FHLB of New York LOC), 3.710%, 2/1/2007
     2,000,000     Bethel Park, PA, 4.00% TRANs, 12/28/2007                                                                2,006,288
       760,000     Bucks County, PA IDA Weekly VRDNs (Double H Plastics, Inc.)/(Wachovia Bank N.A. LOC), 3.550%,             760,000
                   2/7/2007
     1,060,000     Bucks County, PA IDA Weekly VRDNs (Pennsylvania Associates)/(Wachovia Bank N.A. LOC), 3.600%,           1,060,000
                   2/7/2007
     1,390,000     Butler County, PA IDA, (Series 1994) Weekly VRDNs (Lue-Rich Holding Co., Inc.)/(LaSalle Bank,           1,390,000
                   N.A. LOC), 3.860%, 2/1/2007
     2,200,000     Butler County, PA IDA, (Series 1996 A) Weekly VRDNs (Armco, Inc.)/(Fifth Third Bank, Cincinnati         2,200,000
                   LOC), 3.700%, 2/1/2007
     3,095,000     Butler County, PA IDA, IDRBs (Series 1997) Weekly VRDNs (Wise Business Forms, Inc.)/                    3,095,000
                   (Wachovia Bank N.A. LOC), 3.780%, 2/2/2007
     3,765,000     Central Bucks, PA School District, (Series 2000A) Weekly VRDNs (FGIC INS)/(Dexia Credit Local           3,765,000
                   LIQ), 3.660%, 2/1/2007
     2,500,000     Cheltenham Township, PA, 4.00% TRANs, 12/31/2007                                                        2,507,935
     3,335,000     Chester County, PA IDA, (Series 2000A) Weekly VRDNs (Innovative Solutions and Support,                  3,335,000
                   Inc.)/(PNC Bank, N.A. LOC), 3.740%, 2/1/2007
     4,010,000     Chester County, PA IDA, (Series A of 2000) Weekly VRDNs (Devault Packing Co., Inc.)/                    4,010,000
                   (Wilmington Trust Co. LOC), 3.770%, 2/1/2007
     6,800,000 3,4 Commonwealth of Pennsylvania, (Series 2001-JPMC5) Weekly VRDNs (J.P. Morgan Chase & Co. LIQ),           6,800,000
                   3.550%, 2/7/2007
     7,866,000 3,4 Commonwealth of Pennsylvania, Floater Certificates (Series 2001-696) Weekly VRDNs (FSA                  7,866,000
                   INS)/(Morgan Stanley LIQ), 3.650%, 2/1/2007
    13,145,000 3,4 Commonwealth of Pennsylvania, Variable Rate Certificates (Series 2001-F) Weekly VRDNs (Bank of         13,145,000
                   America N.A. LIQ), 3.690%, 2/1/2007
     1,220,000     Cumberland County, PA IDA, (Series 2001) Weekly VRDNs (Industrial Harness Co.)/                         1,220,000
                   (Wachovia Bank N.A. LOC), 3.780%, 2/1/2007
     5,000,000     Cumberland County, PA Municipal Authority, (Series B of 2005), 3.65% TOBs (Presbyterian Homes,          5,000,000
                   Inc.)/(Radian Asset Assurance INS)/(Wachovia Bank N.A. LIQ), Mandatory Tender 12/1/2007
     2,400,000     Dauphin County, PA General Authority, (Education and Health Loan Program), (Series 1997) Weekly         2,400,000
                   VRDNs (AMBAC INS)/(JPMorgan Chase Bank, N.A. LIQ), 3.660%, 2/1/2007
     1,600,000     Dauphin County, PA IDA, (Series 1998-A) Weekly VRDNs (Key Ingredients, Inc.)/(Citibank N.A., New        1,600,000
                   York LOC), 3.800%, 2/7/2007
     2,775,000     Dauphin County, PA IDA, (Series 2000) Weekly VRDNs (Consolidated Scrap Resources,                       2,775,000
                   Inc.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 3.810%, 2/2/2007
     4,645,000     Dauphin County, PA IDA, Variable Rate EDRB (Series 1998-B) Weekly VRDNs (Key Ingredients,               4,645,000
                   Inc.)/(Citibank N.A., New York LOC), 3.800%, 2/7/2007
     1,760,000     Delaware County, PA Authority, Hospital Revenue Bonds (Series of 1996) Weekly VRDNs (Crozer-            1,760,000
                   Chester Medical Center)/(KBC Bank NV LOC), 3.710%, 2/7/2007
     8,685,000 3,4 Delaware Valley, PA Regional Finance Authority, (Series 5005 BBT) Weekly VRDNs (AMBAC                   8,685,000
                   INS)/(Branch Banking & Trust Co. LIQ), 3.530%, 2/7/2007
     5,000,000     Doylestown Hospital Authority, PA, (Series 1998 B) Weekly VRDNs (Doylestown Hospital, PA)/(AMBAC        5,000,000
                   INS)/(PNC Bank, N.A. LIQ), 3.720%, 2/1/2007
     2,000,000     Doylestown Hospital Authority, PA, (Series 1998C) Weekly VRDNs (Doylestown Hospital, PA)/(AMBAC         2,000,000
                   INS)/(PNC Bank, N.A. LIQ), 3.760%, 2/1/2007
    10,045,000     East Hempfield Township, PA IDA, (Series of 1997) Weekly VRDNs (Mennonite Home)/                       10,045,000
                   (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 3.720%, 1/31/2007
     3,000,000     Elizabethtown, PA IDA, (Series 2006) Weekly VRDNs (Elizabethtown College)/(Fulton Bank LOC),            3,000,000
                   3.710%, 2/1/2007
    17,735,000     Erie County, PA Hospital Authority Weekly VRDNs (St. Vincent Health System)/                           17,735,000
                   (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 3.740%, 2/1/2007
    14,500,000     Erie County, PA, 4.00% TRANs, 12/14/2007                                                               14,544,893
     2,820,000     Franconia Township, PA IDA, (Series 1997A) Daily VRDNs (Asher's Chocolates)/(Commerce Bank N.A.,        2,820,000
                   Cherry Hill, NJ LOC), 3.860%, 2/1/2007
     1,350,000     Gettysburg Area IDA, (Series A of 1998) Weekly VRDNs (Hanover Lantern, Inc.)/                           1,350,000
                   (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 3.820%, 1/31/2007
     1,215,000     Greene County, PA IDA, (Series 1999) Weekly VRDNs (CWS Co., Inc.)/(Huntington National Bank,            1,215,000
                   Columbus, OH LOC), 4.010%, 2/1/2007
       560,000     Huntingdon County, PA IDA, (Series A) Weekly VRDNs (Bonney Forge Corp.)/(Wachovia Bank N.A.               560,000
                   LOC), 3.930%, 2/1/2007
     2,075,000     Lancaster, PA IDA, (1988 Series C) Weekly VRDNs (Henry Molded Products, Inc.)/                          2,075,000
                   (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 3.760%, 2/1/2007
       740,000     Lancaster, PA IDA, (1998 Series A) Weekly VRDNs (Henry Molded Products, Inc.)/                            740,000
                   (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 3.760%, 2/1/2007
     2,725,000     Lancaster, PA IDA, (Series A of 2001) Weekly VRDNs (Student Lodging and Student                         2,725,000
                   Services)/(Fulton Bank LOC), 3.710%, 2/1/2007
     6,530,000     Lancaster, PA Municipal Authority, (Series 2006) Weekly VRDNs (Ephrata Community                        6,530,000
                   Hospital)/(Fulton Bank LOC), 3.600%, 2/7/2007
       900,000     Lawrence County, PA IDA, (Series 2001A) Weekly VRDNs (Shenango Presbyterian SeniorCare Obligated          900,000
                   Group)/(SunTrust Bank LOC), 3.670%, 2/1/2007
     4,130,000     Lehigh County, PA General Purpose Authority, (Series 2000) Weekly VRDNs (The Good Shepherd              4,130,000
                   Group)/(AMBAC INS)/(Wachovia Bank N.A. LIQ), 3.670%, 2/1/2007
     1,000,000     Lehigh County, PA IDA, (Series 1997) Weekly VRDNs (American Manufacturing Co., Inc.)/                   1,000,000
                   (Wachovia Bank N.A. LOC), 3.780%, 2/1/2007
     1,750,000     Lehigh County, PA IDA, (Series of 2000) Weekly VRDNs (P. R. E. USA, Inc./Suntuf 2000,                   1,750,000
                   Inc.)/(Wachovia Bank N.A. LOC), 3.730%, 2/1/2007
     6,120,000     McKean County, PA IDA, (Series 1997) Weekly VRDNs (Keystone Powdered Metal Co.)/                        6,120,000
                   (PNC Bank, N.A. LOC), 3.900%, 2/1/2007
     1,820,000     Montgomery County, PA IDA, (Series 2000) Weekly VRDNs (American Foodservice Corp.)/                     1,820,000
                   (Wachovia Bank N.A. LOC), 3.780%, 2/1/2007
    16,000,000     Montgomery County, PA IDA, (Series 2000) Weekly VRDNs (Lonza, Inc.)/(Deutsche Bank AG LOC),            16,000,000
                   3.690%, 2/1/2007
     2,125,000     Montgomery County, PA IDA, (Series C) Weekly VRDNs (Vari Corp.)/(Manufacturers & Traders Trust          2,125,000
                   Co., Buffalo, NY LOC), 3.860%, 1/31/2007
     3,850,000     Northampton County, PA IDA, (Series 2001) Weekly VRDNs (Nazareth Realty LLC)/(Bank of America           3,850,000
                   N.A. LOC), 3.760%, 2/1/2007
     2,215,000     Northampton County, PA IDA, (Series 2006) Weekly VRDNs (Jacobsburg Realty LLC)/(Fulton Bank             2,215,000
                   LOC), 3.710%, 2/1/2007
     3,000,000     Northampton Township, PA, 4.00% TANs, 12/31/2007                                                        3,010,898
     2,500,000     Owen J. Roberts School District, PA, (Series 2004) Weekly VRDNs (FSA INS)/(DePfa Bank PLC LIQ),         2,500,000
                   3.620%, 2/1/2007
       900,000     Pennsylvania EDFA Weekly VRDNs (Industrial Scientific Corp.)/(Mellon Bank N.A., Pittsburgh LOC),          900,000
                   3.900%, 2/1/2007
       400,000     Pennsylvania EDFA, (1995 Series D2) Weekly VRDNs (ARCO Enterprises, Inc./Ronald L. Repasky, Sr.           400,000
                   Project)/(PNC Bank, N.A. LOC), 3.700%, 2/1/2007
     2,600,000     Pennsylvania EDFA, (Series 1995 B) Weekly VRDNs (Morrisons Cove Home)/(PNC Bank, N.A. LOC),             2,600,000
                   3.550%, 2/7/2007
     2,785,000     Pennsylvania EDFA, (Series 1998A) Weekly VRDNs (Fourth Generation Realty LLC)/(PNC Bank, N.A.           2,785,000
                   LOC), 3.760%, 2/1/2007
     5,000,000     Pennsylvania EDFA, (Series 2000) Weekly VRDNs (Merck & Co., Inc.), 3.680%, 2/1/2007                     5,000,000
     2,225,000     Pennsylvania EDFA, (Series 2000-F2) Weekly VRDNs (HFH Realty Associates L.P. and PreBLEND               2,225,000
                   Products, Inc.)/(Wachovia Bank N.A. LOC), 3.780%, 2/1/2007
     6,200,000     Pennsylvania EDFA, (Series 2005) Weekly VRDNs (Westrum Harleysville II LP)/(FHLB of Pittsburgh          6,200,000
                   LOC), 3.680%, 2/1/2007
    11,500,000     Pennsylvania EDFA, Shippingport Project (Series 2006A) Weekly VRDNs (FirstEnergy Generation            11,500,000
                   Corp.)/(PNC Bank, N.A. LOC), 3.550%, 2/7/2007
     5,900,000 3,4 Pennsylvania EDFA, Trust Receipts (Series 2006 FR/RI-FC3) Weekly VRDNs (USG Corp.)/                     5,900,000
                   (Lehman Brothers Holdings, Inc. SWP), 3.650%, 2/7/2007
     4,000,000     Pennsylvania EDFA, Wastewater Treatment Revenue Refunding Bonds (Series 2004B) Weekly VRDNs             4,000,000
                   (Sunoco, Inc.), 3.650%, 2/7/2007
     6,455,000 3,4 Pennsylvania HFA, (Series 2002-JPMC-1) Weekly VRDNs (J.P. Morgan Chase & Co. LIQ), 3.600%,              6,455,000
                   2/7/2007
     3,860,000 3,4 Pennsylvania HFA, MERLOTS (Series 2006B-13) Weekly VRDNs (Wachovia Bank N.A. LIQ), 3.580%,              3,860,000
                   2/7/2007
     2,060,000 3,4 Pennsylvania HFA, PUTTERs (Series 1213) Weekly VRDNs (J.P. Morgan Chase & Co. LIQ), 3.680%,             2,060,000
                   2/1/2007
    11,760,000 3,4 Pennsylvania HFA, Variable Rate Certificates (Series 1999-65A) Weekly VRDNs (Bank of America           11,760,000
                   N.A. LIQ), 3.760%, 2/1/2007
     2,000,000     Pennsylvania State Higher Education Assistance Agency, (Series 2003 A-1) Weekly VRDNs (AMBAC            2,000,000
                   INS)/(Dexia Credit Local LIQ), 3.600%, 2/7/2007
    11,805,000 3,4 Pennsylvania State Higher Education Facilities Authority, (PT-2498) Weekly VRDNs (Phoenixville         11,805,000
                   Hospital)/(Lloyds TSB Bank PLC, London LIQ)/(Lloyds TSB Bank PLC, London LOC), 3.710%, 2/1/2007
     3,100,000     Pennsylvania State Higher Education Facilities Authority, (Series I-6) Weekly VRDNs (York               3,100,000
                   College of Pennsylvania)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 3.690%, 2/1/2007
     2,000,000     Pennsylvania State Higher Education Facilities Authority, (Series M-3), 3.63% TOBs (York College        2,000,000
                   of Pennsylvania)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), Mandatory Tender
                   11/1/2007
     3,185,000 3,4 Pennsylvania State Higher Education Facilities Authority, ROCs (Series 1018) Weekly VRDNs (AMBAC        3,185,000
                   INS)/(Citigroup, Inc. LIQ), 3.650%, 2/1/2007
     3,250,000     Pennsylvania State Higher Education Facilities Authority, Revenue Bonds, 3.63% TOBs (York               3,250,000
                   College of Pennsylvania)/(Allied Irish Banks PLC LOC), Mandatory Tender 11/1/2007
     6,880,000     Philadelphia, PA Airport System, (Series 2005C) Weekly VRDNs (MBIA Insurance Corp. INS)                 6,880,000
                   /(JPMorgan Chase Bank, N.A. LIQ), 3.580%, 2/7/2007
     5,300,000     Philadelphia, PA Authority for Industrial Development Weekly VRDNs (30th Street Ltd. LP)/               5,300,000
                   (MBIA Insurance Corp. INS)/(Royal Bank of Scotland PLC, Edinburgh LIQ), 3.650%, 2/7/2007
     1,400,000     Philadelphia, PA Authority for Industrial Development, (Series 1998) Weekly VRDNs (Philadelphia         1,400,000
                   Academy of Music)/(Wachovia Bank N.A. LOC), 3.640%, 2/1/2007
     4,905,000 3,4 Philadelphia, PA Authority for Industrial Development, Cultural and Commercial Corridors Program        4,905,000
                   (MT-340) Weekly VRDNs (Philadelphia, PA)/(FGIC INS)/(Merrill Lynch & Co., Inc. LIQ), 3.660%,
                   2/1/2007
     5,000,000 3,4 Philadelphia, PA Authority for Industrial Development, ROCs (Series 675CE) Weekly VRDNs (Please         5,000,000
                   Touch Museum)/(Citibank N.A., New York LIQ)/(Citibank N.A., New York LOC), 3.650%, 2/1/2007
     2,945,000     Philadelphia, PA Hospitals & Higher Education Facilities Authority, (Series 2003) Daily VRDNs           2,945,000
                   (Thomas Jefferson University Hospital)/(Commerce Bank N.A., Cherry Hill, NJ LOC), 3.640%,
                   2/1/2007
     7,465,000 3,4 Philadelphia, PA Redevelopment Authority, MERLOTS (Series 2002-A27) Weekly VRDNs (FGIC                  7,465,000
                   INS)/(Wachovia Bank N.A. LIQ), 3.530%, 2/7/2007
     5,000,000     Philadelphia, PA School District, 4.50% TRANs (Bank of America N.A. LOC), 6/29/2007                     5,014,056
     2,000,000 3,4 Philadelphia, PA Water & Wastewater System, Floater Certificates (Series 2001-773) Weekly VRDNs         2,000,000
                   (FGIC INS)/(Morgan Stanley LIQ), 3.650%, 2/1/2007
     7,000,000     Philadelphia, PA, (Series A of 2006-2007), 4.50% TRANs, 6/29/2007                                       7,019,997
     5,415,000     Schuylkill County, PA IDA, (Series 2000) Weekly VRDNs (Fabcon East Corp. LLC)/(LaSalle Bank,            5,415,000
                   N.A. LOC), 3.670%, 2/1/2007
     2,235,000 3,4 Scranton-Lackawanna, PA Health & Welfare Authority, MERLOTS (Series 2002-A18) Weekly VRDNs              2,235,000
                   (University of Scranton)/(AMBAC INS)/(Wachovia Bank N.A. LIQ), 3.530%, 2/7/2007
     7,615,000     Southcentral PA, General Authority, (Series 2003) Weekly VRDNs (AMBAC INS)/(RBC Centura Bank            7,615,000
                   LIQ), 3.660%, 2/1/2007
     2,000,000     Southcentral PA, General Authority, (Series 2005) Weekly VRDNs (Hanover Lutheran Retirement             2,000,000
                   Village, Inc.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 3.660%, 2/2/2007
     2,300,000 3,4 Southcentral PA, General Authority, ROCs (Series 604) Weekly VRDNs (Hanover Hospital,                   2,300,000
                   Inc.)/(Radian Asset Assurance INS)/(Citibank N.A., New York LIQ), 3.660%, 2/1/2007
     8,500,000     Union County, PA Hospital Authority, (Series 2001), 3.70% TOBs (Evangelical Community                   8,500,000
                   Hospital)/(Radian Asset Assurance INS)/(Bank of America N.A. LIQ), Mandatory Tender 2/1/2008
     3,000,000     University of Pittsburgh, Pitt Asset Notes (Series 2006), 4.50% BANs, 8/24/2007                         3,012,903
     7,500,000     William Penn School District, PA, 4.50% TRANs, 6/29/2007                                                7,517,859
     2,815,000     York County, PA IDA, (Series A of 2000) Weekly VRDNs (UL Holdings)/(Manufacturers & Traders             2,815,000
                   Trust Co., Buffalo, NY LOC), 3.810%, 2/2/2007
     2,500,000     York County, PA IDA, Limited Obligation Revenue Bonds (Series 1997) Weekly VRDNs (Metal Exchange        2,500,000
                   Corp.)/(Comerica Bank LOC), 3.830%, 2/1/2007
                      TOTAL MUNICIPAL INVESTMENTS --- 101.5%                                                             463,085,518
                      (AT AMORTIZED COST)5
                      OTHER ASSETS AND LIABILITIES --- NET --- (1.5)%                                                    (6,710,409)
                      TOTAL NET ASSETS --- 100%                                                                        $ 456,375,109

     Securities that are subject to the federal alternative minimum tax (AMT) represent 40.3% of the portfolio as calculated based upon total market value.

1 The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1, or SP-2 by Standard & Poor's, MIG-1, or MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories. Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.

     At January 31, 2007, the portfolio securities were rated as follows:
     Tier Rating Percentages Based on Total Market Value
     FIRST TIER                                     SECOND TIER
     99.1%                                          0.9%

2    Current rate and next reset date shown for Variable Rate Demand Notes.

3 Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At January 31, 2007, these restricted securities amounted to $124,231,000, which represented 27.2% of total net assets.

4 Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees. At January 31, 2007, these liquid restricted securities amounted to $124,231,000, which represented 27.2% of total net assets.

5    Also represents cost for federal tax purposes.

   Note: The categories of investments are shown as a percentage of total net assets at January 31, 2007.


INVESTMENT VALUATION
The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended.


   The following acronyms are used throughout this portfolio:

 AMBAC   --American Municipal Bond Assurance Corporation
 AMT     --Alternative Minimum Tax
 BANs    --Bond Anticipation Notes
 EDFA    --Economic Development Financing Authority
 EDRB    --Economic Development Revenue Bond
 FGIC    --Financial Guaranty Insurance Company
 FHLB    --Federal Home Loan Bank
 FNMA    --Federal National Mortgage Association
 FSA     --Financial Security Assurance
 GANs    --Grant Anticipation Notes
 HDA     --Hospital Development Authority
 HFA     --Housing Finance Authority
 IDA     --Industrial Development Authority
 IDRBs   --Industrial Development Revenue Bonds
 INS     --Insured
 LIQ     --Liquidity Agreement
 LOC     --Letter of Credit
 MERLOTS --Municipal Exempt Receipts -- Liquidity Optional Tender Series PUTTERs --Puttable Tax-Exempt Receipts
 ROCs    --Reset Option Certificates
 SWP     --Swap Agreement
 TANs    --Tax Anticipation Notes
 TOBs    --Tender Option Bonds
 TOPS    --Trust Obligation Participating Securities
 TRANs   --Tax and Revenue Anticipation Notes
 VRDNs   --Variable Rate Demand Notes












VIRGINIA MUNICIPAL CASH TRUST
PORTFOLIO OF INVESTMENTS
January 31, 2007 (unaudited)

  PRINCIPAL     VALUE
  AMOUNT

                   SHORT-TERM MUNICIPALS--99.4%1,2
                   PUERTO RICO--0.8%
  $  4,000,000     Commonwealth of Puerto Rico, (Series 2007), 4.50% TRANs (BNP Paribas SA, Banco Bilbao Vizcaya       $   4,019,154
                   Argentaria SA, Banco Santander Central Hispano, SA, Bank of Nova Scotia, Toronto, Dexia Credit
                   Local and Fortis Bank SA/NV LOCs), 7/30/2007
                   VIRGINIA--98.6%
    12,160,000 3,4 ABN AMRO MuniTOPS Certificates Trust (Virginia Non-AMT)/(Series 1998-21), Weekly VRDNs (Norfolk,       12,160,000
                   VA Water Revenue)/(FSA INS)/(ABN AMRO Bank NV, Amsterdam LIQ), 3.630%, 2/1/2007
     8,690,000     Alexandria, VA IDA, (Series 1999), Weekly VRDNs (Church Schools in the Diocese of                       8,690,000
                   Virginia)/(SunTrust Bank LOC), 3.620%, 2/1/2007
     6,425,000     Alexandria, VA IDA, (Series 2005), Weekly VRDNs (Institute for Defense Analyses)/(AMBAC                 6,425,000
                   INS)/(Wachovia Bank N.A. LIQ), 3.650%, 2/1/2007
    14,420,000 3,4 Alexandria, VA Redevelopment and Housing Authority, (PT-1554), Weekly VRDNs (3001 Park Center          14,420,000
                   Apartments)/(Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC), 3.690%, 2/1/2007
     2,575,000     Arlington County, VA, (Series 2000A), Weekly VRDNs (National Science Teachers                           2,575,000
                   Association)/(SunTrust Bank LOC), 3.620%, 2/1/2007
     5,810,000 3,4 Arlington County, VA, ROCs (Series 6011), Weekly VRDNs (Citigroup, Inc. LIQ), 3.650%, 2/1/2007          5,810,000
     1,820,000     Bedford County, VA IDA, (Series 1999), Weekly VRDNs (David R. Snowman and Carol J.                      1,820,000
                   Snowman)/(SunTrust Bank LOC), 3.670%, 2/7/2007
     2,700,000     Botetourt County, VA IDA, (Series 2001), Weekly VRDNs (Altec Industries, Inc.)/(Regions Bank, AL        2,700,000
                   LOC), 3.760%, 2/1/2007
     2,145,000     Carroll County, VA IDA, IDRB (Series 1995), Weekly VRDNs (Kentucky Derby Hosiery Co., Inc.              2,145,000
                   Project)/(JPMorgan Chase Bank, N.A. LOC), 3.950%, 2/1/2007
     1,420,000     Chesterfield County, VA IDA, (Series 1998), Weekly VRDNs (Lumberg, Inc.)/(Bank of America N.A.          1,420,000
                   LOC), 3.660%, 2/1/2007
     2,500,000     Chesterfield County, VA IDA, (Series 1999), Weekly VRDNs (Honeywell International, Inc.),               2,500,000
                   3.810%, 2/1/2007
     3,475,000     Chesterfield County, VA IDA, (Series 2001A), Weekly VRDNs (Super Radiator Coils LP)/                    3,475,000
                   (LaSalle Bank, N.A. LOC), 3.900%, 2/1/2007
     4,400,000     Danville, VA IDA, (Series 1997), Weekly VRDNs (Diebold, Inc.)/(JPMorgan Chase Bank, N.A. LOC),          4,400,000
                   3.730%, 2/1/2007
     5,700,000     Fairfax County, VA EDA, (Series 1995), Weekly VRDNs (American Society of Civil Engineers                5,700,000
                   Foundation, Inc.)/(SunTrust Bank LOC), 3.620%, 2/1/2007
     5,540,000     Fairfax County, VA EDA, (Series 1996), Weekly VRDNs (Fair Lakes D&K LP)/(Wachovia Bank N.A.             5,540,000
                   LOC), 3.550%, 2/7/2007
     8,150,000     Fairfax County, VA EDA, (Series 2001), Weekly VRDNs (Young Men's Christian Association of               8,150,000
                   Metropolitan Washington)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 3.660%, 2/2/2007
     2,010,000     Fairfax County, VA EDA, (Series 2002), Weekly VRDNs (Wolf Trap Foundation for the Performing            2,010,000
                   Arts)/(Bank of America N.A. LOC), 3.610%, 2/1/2007
     5,330,000     Fairfax County, VA EDA, (Series 2003), Weekly VRDNs (George Mason University Foundation, Inc.           5,330,000
                   )/(SunTrust Bank LOC), 3.510%, 2/7/2007
     2,900,000     Fairfax County, VA IDA, (Series 2005A-1), Weekly VRDNs (Inova Health System), 3.480%, 2/7/2007          2,900,000
    11,270,000     Fairfax County, VA IDA, (Series 2005C-1), Weekly VRDNs (Inova Health System), 3.480%, 2/7/2007         11,270,000
     7,500,000     Fairfax County, VA IDA, (Series 2005C-2), Weekly VRDNs (Inova Health System), 3.480%, 2/7/2007          7,500,000
     5,000,000     Fairfax County, VA, (Series A), 5.00% Bonds, 6/1/2007                                                   5,024,239
     2,400,000     Fauquier County, VA IDA Weekly VRDNs (Warrenton Development Co.)/(Bank of America N.A. LOC),            2,400,000
                   3.660%, 2/1/2007
     3,000,000     Fredericksburg, VA IDA, (Series 2001 A-1), Weekly VRDNs (Forest Village Apartments)/                    3,000,000
                   (SunTrust Bank LOC), 3.670%, 2/7/2007
     5,000,000     Halifax, VA IDA, MMMs, PCR (Series 1992), 3.80% CP (Virginia Electric & Power Co.), Mandatory           5,000,000
                   Tender 3/6/2007
     2,935,000     Hampton, VA IDA, (Series 1998), Weekly VRDNs (Waste Management, Inc.)/(Wachovia Bank N.A. LOC),         2,935,000
                   3.680%, 2/1/2007
     4,500,000     Hanover County, VA IDA, (Series 2005A), Weekly VRDNs (Rhapsody Land & Development LLC)/(Wachovia        4,500,000
                   Bank N.A. LOC), 3.730%, 2/1/2007
     1,000,000     Harrisonburg, VA Redevelopment & Housing Authority, (Series 2001A: Huntington Village                   1,000,000
                   Apartments), Weekly VRDNs (Richfield Place Associates LP)/(FNMA LOC), 3.680%, 2/1/2007
     3,155,000     Henrico County, VA EDA, (Series 2001), Weekly VRDNs (Instructive Visiting Nurse                         3,155,000
                   Association)/(SunTrust Bank LOC), 3.620%, 2/7/2007
     1,955,000     Henrico County, VA EDA, (Series 2001), Weekly VRDNs (JAS-LCS LLC)/(Wachovia Bank N.A. LOC),             1,955,000
                   3.730%, 2/1/2007
     3,425,000     Henrico County, VA EDA, (Series 2001), Weekly VRDNs (Roslyn Conference Center)/                         3,425,000
                   (SunTrust Bank LOC), 3.510%, 2/7/2007
     4,640,000     Henrico County, VA EDA, (Series 2003), Weekly VRDNs (Lewis Ginter Botanical Garden,                     4,640,000
                   Inc.)/(SunTrust Bank LOC), 3.560%, 2/7/2007
     1,735,000     Henrico County, VA EDA, (Series 2003B), Weekly VRDNs (Westminster-Canterbury of                         1,735,000
                   Richmond)/(Branch Banking & Trust Co. of Virginia LOC), 3.630%, 2/1/2007
     3,080,000 3,4 Henrico County, VA EDA, (Series 5021 BBT), Weekly VRDNs (Westminster-Canterbury of                      3,080,000
                   Richmond)/(Branch Banking & Trust Co. LIQ)/(Branch Banking & Trust Co. LOC), 3.590%, 2/7/2007
     1,065,000     Henrico County, VA Water & Sewer System, (Series A), 4.50% Bonds, 5/1/2007                              1,067,013
       875,000     Henrico County, VA Water & Sewer System, (Series B), 4.50% Bonds, 5/1/2007                                876,654
    11,000,000     James City County, VA IDA, (Series 1997), Weekly VRDNs (Riverside Health System), 3.640%,              11,000,000
                   2/7/2007
     2,250,000 3,4 Loudoun County , VA Sanitation Authority, ROCs  (Series 6511), Weekly VRDNs (MBIA Insurance             2,250,000
                   Corp. INS)/(Citigroup, Inc. LIQ), 3.650%, 2/1/2007
     1,375,000     Loudoun County, VA IDA Weekly VRDNs (Howard Hughes Medical Institute), 3.510%, 2/7/2007                 1,375,000
     3,600,000     Loudoun County, VA IDA, (Series 2001), Weekly VRDNs (Ashburn Volunteer Fire and Rescue                  3,600,000
                   Department)/(Wachovia Bank N.A. LOC), 3.680%, 2/1/2007
     6,750,000     Loudoun County, VA IDA, (Series 2003A), Daily VRDNs (Howard Hughes Medical Institute), 3.720%,          6,750,000
                   2/1/2007
     6,035,000     Loudoun County, VA IDA, (Series 2003F), Weekly VRDNs (Howard Hughes Medical Institute), 3.490%,         6,035,000
                   2/7/2007
     6,500,000     Loudoun County, VA, (Series 1998), 3.73% TOBs (Signature Flight Support Corp.)/                         6,500,000
                   (Bayerische Landesbank (GTD) LOC), Optional Tender 6/1/2007
     6,000,000     Loudoun County, VA, (Series B), 5.00% Bonds, 6/1/2007                                                   6,026,836
     3,260,000 3,4 Metropolitan Washington, DC Airports Authority, (PT-1991), Weekly VRDNs (FSA INS)/                      3,260,000
                   (Merrill Lynch & Co., Inc. LIQ), 3.680%, 2/1/2007
     8,250,000 3,4 Metropolitan Washington, DC Airports Authority, ROCs (Series 360), Weekly VRDNs (MBIA Insurance         8,250,000
                   Corp. INS)/(Citibank N.A., New York LIQ), 3.680%, 2/1/2007
     5,500,000     Metropolitan Washington, DC Airports Authority, (Series 2005B), 3.65% CP (Bank of America N.A.          5,500,000
                   LOC), Mandatory Tender 2/14/2007
     8,000,000     Metropolitan Washington, DC Airports Authority, (Series 2005B), 3.65% CP (Bank of America N.A.          8,000,000
                   LOC), Mandatory Tender 2/6/2007
    10,000,000     Metropolitan Washington, DC Airports Authority, (Series 2005B), 3.67% CP (Bank of America N.A.         10,000,000
                   LOC), Mandatory Tender 2/14/2007
     5,570,000 3,4 Metropolitan Washington, DC Airports Authority, (Series 5022 BBT), Weekly VRDNs (FGIC                   5,570,000
                   INS)/(Branch Banking & Trust Co. LIQ), 3.560%, 2/7/2007
     9,285,000 3,4 Metropolitan Washington, DC Airports Authority, (PT-736), 3.50% TOBs (MBIA Insurance Corp.              9,285,000
                   INS)/(Merrill Lynch & Co., Inc. LIQ), Optional Tender 2/8/2007
     3,750,000 3,4 Metropolitan Washington, DC Airports Authority, ROCs (Series 521), Weekly VRDNs (FSA                    3,750,000
                   INS)/(Citibank N.A., New York LIQ), 3.680%, 2/1/2007
    12,000,000     Metropolitan Washington, DC Airports Authority, Subseries A, 3.65% CP (Landesbank Baden-               12,000,000
                   Wuerttemberg (GTD) and WestLB AG (GTD) LOCs), Mandatory Tender 4/4/2007
    18,000,000     Metropolitan Washington, DC Airports Authority, Subseries A, 3.67% CP (Landesbank Baden-               18,000,000
                   Wuerttemberg (GTD) and WestLB AG (GTD) LOCs), Mandatory Tender 4/4/2007
    11,980,000 3,4 Metropolitan Washington, DC Airports Authority, TIC/TOCs (Series 2006-D), Weekly VRDNs (FSA            11,980,000
                   INS)/(Goldman Sachs Group, Inc. LIQ), 3.680%, 2/1/2007
     3,250,000     New Kent County, VA, (Series 1999), Weekly VRDNs (Basic Construction Co. LLC)/                          3,250,000
                   (SunTrust Bank LOC), 3.670%, 2/1/2007
     1,555,000     Newport News, VA EDA, Oyster Point Town Center Weekly VRDNs (Newport News, VA)/                         1,555,000
                   (SunTrust Bank LIQ), 3.510%, 2/7/2007
     2,795,000     Newport News, VA IDA, (Series 1997), Weekly VRDNs (Iceland Seafood Corp.)/(SunTrust Bank LOC),          2,795,000
                   3.770%, 2/1/2007
     6,695,000     Newport News, VA Redevelopment & Housing Authority, (Series 2001A), Weekly VRDNs (Admiral Pointe        6,695,000
                   Apartments)/(SunTrust Bank LOC), 3.560%, 2/7/2007
     5,000,000     Newport News, VA, (Series 2006), 4.50% BANs, 4/11/2007                                                  5,008,558
     1,275,000     Portsmouth, VA IDA, (Series 2001), Weekly VRDNs (Brutus Enterprises LLC)/(RBC Centura Bank LOC),        1,275,000
                   3.810%, 2/1/2007
     4,445,000     Portsmouth, VA Redevelopment and Housing Authority, (Series 2000), Weekly VRDNs (Yorkshire              4,445,000
                   Square Townhouse Apartments)/(SunTrust Bank LOC), 3.670%, 2/1/2007
     5,435,000     Prince William County, VA IDA, (Series 2001), Weekly VRDNs (Quantico Court)/(SunTrust Bank LOC),        5,435,000
                   3.560%, 2/7/2007
       695,000     Richmond, VA IDA, (Series 1997), Weekly VRDNs (PM Beef)/(U.S. Bank, N.A. LOC), 3.800%, 2/1/2007           695,000
     5,795,000     Richmond, VA Redevelopment & Housing Authority, Multi-Family Refunding Revenue Bonds (Series            5,795,000
                   1997), Weekly VRDNs (Newport Manor)/(Columbus Bank and Trust Co., GA LOC), 3.810%, 2/1/2007
    15,000,000     Richmond, VA, (Series 2006), 4.00% RANs, 6/21/2007                                                     15,028,286
     2,140,000     Roanoke County, VA IDA, (Series 2000), Weekly VRDNs (Nordt Properties LLC)/(SunTrust Bank LOC),         2,140,000
                   3.670%, 2/7/2007
     7,645,000     Rockingham County, VA IDA, (Series 2003), Weekly VRDNs (Sunnyside Presbyterian Home)/(Branch            7,645,000
                   Banking & Trust Co. of Virginia LOC), 3.650%, 2/1/2007
       290,000     South Hill, VA IDA, (Series 1997), Weekly VRDNs (International Veneer Co., Inc.)/(JPMorgan Chase          290,000
                   Bank, N.A. LOC), 4.050%, 2/1/2007
     6,500,000     Spotsylvania County, VA IDA, (Series 1993), Weekly VRDNs (Carlisle Corp. Project)/                      6,500,000
                   (SunTrust Bank LOC), 3.620%, 2/1/2007
     1,660,000     Staunton, VA IDA, (Series 1999A), Weekly VRDNs (Specialty Blades, Inc.)/(SunTrust Bank LOC),            1,660,000
                   3.670%, 2/7/2007
       605,000     Tazewell County, VA IDA, (Series 1993), Weekly VRDNs (Seville Properties Bluefield)/                      605,000
                   (Huntington National Bank, Columbus, OH LOC), 4.210%, 2/2/2007
     5,610,000 3,4 Tobacco Settlement Financing Corp., VA, (PA-1341), Weekly VRDNs (Merrill Lynch & Co., Inc.              5,610,000
                   LIQ)/(Merrill Lynch & Co., Inc. LOC), 3.670%, 2/1/2007
     6,925,000 3,4 Tobacco Settlement Financing Corp., VA, (PA 1383), Weekly VRDNs (Merrill Lynch & Co., Inc.              6,925,000
                   LIQ)/(Merrill Lynch & Co., Inc. LOC), 3.670%, 2/1/2007
     3,710,000 3,4  Virginia Beach, VA Development Authority, (PT-2505), Weekly VRDNs (Princess Anne House Seniors         3,710,000
                   Community LP)/(Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC), 3.720%, 2/1/2007
     3,775,000     Virginia Beach, VA Development Authority, (Series 2000), Weekly VRDNs (Chesapeake Bay                   3,775,000
                   Academy)/(Wachovia Bank N.A. LOC), 3.680%, 2/1/2007
     2,830,000     Virginia Beach, VA Development Authority, (Series 2001), Weekly VRDNs (Management Services              2,830,000
                   Group, Inc.)/(RBC Centura Bank LOC), 3.810%, 2/1/2007
     1,720,000     Virginia Beach, VA Development Authority, (Series 2001), Weekly VRDNs (S & H Co.)/                      1,720,000
                   (Wachovia Bank N.A. LOC), 3.680%, 2/1/2007
     3,450,000     Virginia Beach, VA Development Authority, (Series 2004), Weekly VRDNs (LifeNet Corp.)/                  3,450,000
                   (SunTrust Bank LOC), 3.510%, 2/7/2007
     4,490,000     Virginia Beach, VA Development Authority, (Series A), 5.00% Bonds (Virginia Beach, VA), 5/1/2007        4,504,372
     6,100,000 3,4  Virginia Commonwealth Transportation Board, Floater Certificates (Series 2001-727), Weekly             6,100,000
                   VRDNs (Virginia State)/(Morgan Stanley LIQ), 3.650%, 2/1/2007
     1,350,000     Virginia Peninsula Port Authority, (Series 2001), Weekly VRDNs (Tidewater Fibre Corp.)/                 1,350,000
                   (Wachovia Bank N.A. LOC), 3.730%, 2/1/2007
     6,050,000     Virginia Port Authority, 5.50% Bonds (Virginia State GTD), 7/1/2007                                     6,095,666
     3,420,000 3,4 Virginia Port Authority, MERLOTS (Series 1997M), Weekly VRDNs (MBIA Insurance Corp.                     3,420,000
                   INS)/(Wachovia Bank N.A. LIQ), 3.580%, 2/7/2007
     2,590,000     Virginia Small Business Financing Authority Weekly VRDNs (Moses Lake Industries)/(Key Bank, N.A.        2,590,000
                   LOC), 3.560%, 2/7/2007
     1,670,000     Virginia Small Business Financing Authority, (Series 2000), Weekly VRDNs (International Parkway         1,670,000
                   Associates LLC)/(RBC Centura Bank LOC), 3.810%, 2/1/2007
     3,300,000     Virginia Small Business Financing Authority, (Series 2001), Weekly VRDNs (Ennstone,                     3,300,000
                   Inc.)/(Wachovia Bank N.A. LOC), 3.730%, 2/1/2007
    20,000,000     Virginia State Housing Development Authority, (Series 2006 D-STEM-III), 3.50% TOBs, Mandatory          20,000,000
                   Tender 2/13/2007
     3,000,000     Virginia State Housing Development Authority, (Series D-2), 3.70% Bonds, 7/1/2007                       3,000,000
     8,700,000     Virginia State Housing Development Authority, (Subseries E-STEM-I), 3.90% TOBs, Mandatory Tender        8,700,000
                   2/13/2007
    12,000,000 3,4 Virginia State Housing Development Authority, Class A Certificates (Series 7019), Weekly VRDNs         12,000,000
                   (Bear Stearns Cos., Inc. LIQ), 3.680%, 2/1/2007
     5,325,000 3,4  Virginia State Housing Development Authority, MERLOTS (Series 2006-B16), Weekly VRDNs (Wachovia        5,325,000
                   Bank N.A. LIQ), 3.580%, 2/7/2007
     2,000,000 3,4 Virginia State Housing Development Authority, MERLOTS (Series 2006-B21), Weekly VRDNs (Wachovia         2,000,000
                   Bank N.A. LIQ), 3.580%, 2/7/2007
     9,585,000 3,4  Virginia State Housing Development Authority, MERLOTS (Series 2006-C3), Weekly VRDNs (Bank of          9,585,000
                   New York LIQ), 3.580%, 2/7/2007
     7,400,000 3,4  Virginia State Housing Development Authority, MERLOTS (Series 2006-C7), Weekly VRDNs (Bank of          7,400,000
                   New York LIQ), 3.580%, 2/7/2007
     6,920,000     Virginia State Public Building Authority, (Series 2006A), 4.25% Bonds (Virginia State), 8/1/2007        6,943,988
     4,880,000 3,4  Virginia State Public Building Authority, Floater Certificates (Series 1998-131), Weekly VRDNs         4,880,000
                   (MBIA Insurance Corp. INS)/(Morgan Stanley LIQ), 3.650%, 2/1/2007
     3,162,000     Williamsburg, VA IDA, (Series 1988), Weekly VRDNs (Colonial Williamsburg Foundation                     3,162,000
                   Museum)/(Bank of America N.A. LOC), 3.510%, 2/7/2007
     2,300,000     Winchester, VA IDA, (Series 2001), Weekly VRDNs (Northwood Manufacturing)/(Wachovia Bank N.A.           2,300,000
                   LOC), 3.730%, 2/1/2007
                      TOTAL                                                                                              513,027,612
                      TOTAL MUNICIPAL INVESTMENTS-99.4%                                                                  517,046,766
                      (AT AMORTIZED COST)5
                      OTHER ASSETS AND LIABILITIES---NET-0.6%                                                              2,926,840
                      TOTAL NET ASSETS---100%                                                                          $ 519,973,606

     Securities that are subject to the federal alternative minimum tax (AMT) represent 53.0% of the portfolio as calculated based upon total market value.

1 The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1, or MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories. Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.

     At January 31, 2007, the portfolio securities were rated as follows:
     Tier Rating Based on Total Market Value
     FIRST TIER                                     SECOND TIER
     99.0%                                          1.0%

2    Current rate and next reset date shown for Variable Rate Demand Notes.

3 Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At January 31, 2007, these restricted securities amounted to $146,770,000, which represented 28.2% of total net assets.

4 Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees. At January 31, 2007, these liquid restricted securities amounted to $146,770,000, which represented 28.2% of total net assets.

 5 Also represents cost for federal tax purposes.

Note:         The categories of investments are shown as a percentage of total net assets at January 31, 2007.


INVESTMENT VALUATION
The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended.

The following acronyms are used throughout this portfolio:

 AMBAC   --American Municipal Bond Assurance Corporation
 AMT     --Alternative Minimum Tax
 BANs    --Bond Anticipation Notes
 CP      --Commercial Paper
 EDA     --Economic Development Authority
 FGIC    --Financial Guaranty Insurance Company
 FNMA    --Federal National Mortgage Association
 FSA     --Financial Security Assurance
 GTD     --Guaranteed
 IDA     --Industrial Development Authority
 IDRB    --Industrial Development Revenue Bond
 INS     --Insured
 LIQ     --Liquidity Agreement
 LOC(s)  --Letter(s) of  Credit
 MERLOTS --Municipal Exempt Receipts -- Liquidity Optional Tender Series
 MMMs    --Money Market Municipals
 PCR     --Pollution Control Revenue
 RANs    --Revenue Anticipation Notes
 ROCs    --Reset Option Certificates
 TIC     --Trust Inverse Certificate
 TOBs    --Tender Option Bonds
 TOCs    --Trust Obligation Certificates
 TOPS    --Trust Obligation Participating Securities
 TRANs   --Tax and Revenue Anticipation Notes
 VRDNs   --Variable Rate Demand Notes










ITEM 2.     CONTROLS AND PROCEDURES

(a) The registrant's Principal Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-
(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.     EXHIBITS






SIGNATURES

PURSUANT TO THE REQUIREMENTS OF THE SECURITIES EXCHANGE ACT OF 1934 AND THE INVESTMENT COMPANY ACT OF 1940, THE REGISTRANT HAS DULY CAUSED THIS REPORT TO BE SIGNED ON ITS BEHALF BY THE UNDERSIGNED, THEREUNTO DULY AUTHORIZED.

REGISTRANT  MONEY MARKET OBLIGATIONS TRUST

BY          /S/ RICHARD A. NOVAK
            RICHARD A. NOVAK
            PRINCIPAL FINANCIAL OFFICER

DATE        March 16, 2007


PURSUANT TO THE REQUIREMENTS OF THE SECURITIES EXCHANGE ACT OF 1934 AND THE INVESTMENT COMPANY ACT OF 1940, THIS REPORT HAS BEEN SIGNED BELOW BY THE FOLLOWING PERSONS ON BEHALF OF THE REGISTRANT AND IN THE CAPACITIES AND ON THE DATES INDICATED.


BY          /S/ J. CHRISTOPHER DONAHUE
            J. CHRISTOPHER DONAHUE
            PRINCIPAL EXECUTIVE OFFICER

DATE        March 16, 2007


BY          /S/ RICHARD A. NOVAK
            RICHARD A. NOVAK
            PRINCIPAL FINANCIAL OFFICER

DATE        March 16, 2007